Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2011
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Central Index Key	dei_EntityCentralIndexKey	0000351601
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 29, 2012
Prospectus Date	rr_ProspectusDate	Feb 29, 2012

Russell U.S. Core Equity Fund
Russell U.S. Core Equity Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 169 and 171, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 24 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Russell U.S. Core Equity Fund		Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Russell U.S. Core Equity Fund		Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
Advisory Fee	[1]	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none	none
Other Expenses	[1]	0.27%	0.52%	0.52%	0.19%	0.27%	0.09%
Total Annual Fund Operating Expenses	[1]	1.07%	1.82%	1.07%	0.74%	0.82%	0.64%
Less Fee Waivers and Expense Reimbursements	[1]	none	none	(0.04%)	none	none	none
Net Annual Fund Operating Expenses	[1]	1.07%	1.82%	1.03%	0.74%	0.82%	0.64%
[1]	"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect a reduction in the transfer agency fee waiver for Class E Shares. Until February 28, 2013, RFSC has contractually agreed to waive 0.04% of its transfer agency fees for Class E Shares. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements.  The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - Russell U.S. Core Equity Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
1 Year	678	185	105	76	84	65
3 Years	896	573	336	237	262	205
5 Years	1,131	985	586	411	455	357
10 Years	1,806	2,137	1,302	918	1,014	798

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 90% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund invests principally in common stocks of medium and large capitalization U.S. companies. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in equity securities economically tied to the U.S. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund usually, but not always, pursues a strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. RIMCo may seek to manage risk in the Fund's investment portfolio by increasing cash reserves, not being fully invested, buying and selling portfolio securities, and through the use of various instruments, including futures, options, swaps, and short-term investments. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) . ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class S Calendar Year Total Returns

Highest Quarterly Return: 16.34% (3Q/09) Lowest Quarterly Return: (25.01)% (4Q/08)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns - Russell U.S. Core Equity Fund	1 Year	5 Years	10 Years
Class A Shares	(8.85%)	(2.75%)	1.71%
Class C Shares	(4.01%)	(2.12%)	2.04%
Class E Shares	(3.20%)	(1.56%)	2.33%
Class I Shares	(2.97%)	(1.31%)	2.58%
Class Y Shares	(2.87%)	(1.25%)	2.64%
Class S Shares	(3.04%)	(1.38%)	2.54%
Class S Shares Return After Taxes on Distributions	(3.18%)	(1.86%)	2.05%
Class S Shares Return After Taxes on Distributions and Sale of Fund Shares	(1.79%)	(1.22%)	2.12%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	1.50%	(0.02%)	3.34%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Russell U.S. Core Equity Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.07%	[2]
1 Year	rr_ExpenseExampleYear01	678
3 Years	rr_ExpenseExampleYear03	896
5 Years	rr_ExpenseExampleYear05	1,131
10 Years	rr_ExpenseExampleYear10	1,806
1 Year	rr_AverageAnnualReturnYear01	(8.85%)
5 Years	rr_AverageAnnualReturnYear05	(2.75%)
10 Years	rr_AverageAnnualReturnYear10	1.71%
Russell U.S. Core Equity Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.82%	[2]
1 Year	rr_ExpenseExampleYear01	185
3 Years	rr_ExpenseExampleYear03	573
5 Years	rr_ExpenseExampleYear05	985
10 Years	rr_ExpenseExampleYear10	2,137
1 Year	rr_AverageAnnualReturnYear01	(4.01%)
5 Years	rr_AverageAnnualReturnYear05	(2.12%)
10 Years	rr_AverageAnnualReturnYear10	2.04%
Russell U.S. Core Equity Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.03%	[2]
1 Year	rr_ExpenseExampleYear01	105
3 Years	rr_ExpenseExampleYear03	336
5 Years	rr_ExpenseExampleYear05	586
10 Years	rr_ExpenseExampleYear10	1,302
1 Year	rr_AverageAnnualReturnYear01	(3.20%)
5 Years	rr_AverageAnnualReturnYear05	(1.56%)
10 Years	rr_AverageAnnualReturnYear10	2.33%
Russell U.S. Core Equity Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.74%	[2]
1 Year	rr_ExpenseExampleYear01	76
3 Years	rr_ExpenseExampleYear03	237
5 Years	rr_ExpenseExampleYear05	411
10 Years	rr_ExpenseExampleYear10	918
1 Year	rr_AverageAnnualReturnYear01	(2.97%)
5 Years	rr_AverageAnnualReturnYear05	(1.31%)
10 Years	rr_AverageAnnualReturnYear10	2.58%
Russell U.S. Core Equity Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.82%	[2]
1 Year	rr_ExpenseExampleYear01	84
3 Years	rr_ExpenseExampleYear03	262
5 Years	rr_ExpenseExampleYear05	455
10 Years	rr_ExpenseExampleYear10	1,014
Annual Return 2002	rr_AnnualReturn2002	(22.12%)
Annual Return 2003	rr_AnnualReturn2003	29.22%
Annual Return 2004	rr_AnnualReturn2004	11.58%
Annual Return 2005	rr_AnnualReturn2005	7.82%
Annual Return 2006	rr_AnnualReturn2006	13.74%
Annual Return 2007	rr_AnnualReturn2007	10.76%
Annual Return 2008	rr_AnnualReturn2008	(41.84%)
Annual Return 2009	rr_AnnualReturn2009	29.49%
Annual Return 2010	rr_AnnualReturn2010	15.36%
Annual Return 2011	rr_AnnualReturn2011	(3.04%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.01%)
1 Year	rr_AverageAnnualReturnYear01	(3.04%)
5 Years	rr_AverageAnnualReturnYear05	(1.38%)
10 Years	rr_AverageAnnualReturnYear10	2.54%
Russell U.S. Core Equity Fund | Class S Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.18%)
5 Years	rr_AverageAnnualReturnYear05	(1.86%)
10 Years	rr_AverageAnnualReturnYear10	2.05%
Russell U.S. Core Equity Fund | Class S Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.79%)
5 Years	rr_AverageAnnualReturnYear05	(1.22%)
10 Years	rr_AverageAnnualReturnYear10	2.12%
Russell U.S. Core Equity Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.64%	[2]
1 Year	rr_ExpenseExampleYear01	65
3 Years	rr_ExpenseExampleYear03	205
5 Years	rr_ExpenseExampleYear05	357
10 Years	rr_ExpenseExampleYear10	798
1 Year	rr_AverageAnnualReturnYear01	(2.87%)
5 Years	rr_AverageAnnualReturnYear05	(1.25%)
10 Years	rr_AverageAnnualReturnYear10	2.64%
Russell U.S. Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell U.S. Core Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 169 and 171, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 24 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 90% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	90.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements.  The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests principally in common stocks of medium and large capitalization U.S. companies. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in equity securities economically tied to the U.S. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund usually, but not always, pursues a strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. RIMCo may seek to manage risk in the Fund's investment portfolio by increasing cash reserves, not being fully invested, buying and selling portfolio securities, and through the use of various instruments, including futures, options, swaps, and short-term investments. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) . ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 16.34% (3Q/09) Lowest Quarterly Return: (25.01)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Russell U.S. Core Equity Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.50%
5 Years	rr_AverageAnnualReturnYear05	(0.02%)
10 Years	rr_AverageAnnualReturnYear10	3.34%

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect a reduction in the transfer agency fee waiver for Class E Shares. Until February 28, 2013, RFSC has contractually agreed to waive 0.04% of its transfer agency fees for Class E Shares. This waiver may not be terminated during the relevant period except with Board approval.

Russell U.S. Quantitative Equity Fund
Russell U.S. Quantitative Equity Fund
Investment Objective (Fundamental)
The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 169 and 171, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 24 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Russell U.S. Quantitative Equity Fund		Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Russell U.S. Quantitative Equity Fund		Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
Advisory Fee	[1]	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none	none
Other Expenses	[1]	0.46%	0.71%	0.71%	0.38%	0.46%	0.28%
Total Annual Fund Operating Expenses	[1]	1.26%	2.01%	1.26%	0.93%	1.01%	0.83%
Less Fee Waivers and Expense Reimbursements	[1]	none	none	(0.04%)	none	none	none
Net Annual Fund Operating Expenses	[1]	1.26%	2.01%	1.22%	0.93%	1.01%	0.83%
[1]	"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect a reduction in the transfer agency fee waiver for Class E Shares. Until February 28, 2013, RFSC has contractually agreed to waive 0.04% of its transfer agency fees for Class E Shares. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements.  The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - Russell U.S. Quantitative Equity Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
1 Year	696	204	124	95	103	85
3 Years	952	630	396	296	322	265
5 Years	1,227	1,083	688	515	558	460
10 Years	2,010	2,338	1,519	1,143	1,236	1,025

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 142% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund invests principally in common stocks of medium and large capitalization U.S. companies and may also invest in small capitalization companies. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in equity securities economically tied to the U.S. The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts ("REITs"), that own and/or manage properties. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers. Each of the Fund's money managers uses a variety of quantitative investment models and mathematical techniques to rank securities based upon their expected ability to outperform the total return of the benchmark assigned to them by Russell Investment Management Company ("RIMCo"). Certain of the Fund's money managers employ a limited long-short strategy pursuant to which they sell securities short. Fund assets not allocated to money managers are managed by RIMCo. The Fund usually, but not always, pursues a strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. RIMCo may seek to manage risk in the Fund's investment portfolio by increasing cash reserves, not being fully invested, buying and selling portfolio securities, and through the use of various instruments, including futures, options, swaps, and short-term investments. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Securities selected using a quantitative analysis can perform differently from the market as a whole. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Short Sales Risk . A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) . ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  REITs . REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class S Calendar Year Total Returns

Highest Quarterly Return: 15.61% (2Q/03) Lowest Quarterly Return: (21.73)% (4Q/08)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns - Russell U.S. Quantitative Equity Fund	1 Year	5 Years	10 Years
Class A Shares	(1.85%)	(2.84%)	1.45%
Class C Shares	3.35%	(2.20%)	1.79%
Class E Shares	4.18%	(1.64%)	2.08%
Class I Shares	4.46%	(1.40%)	2.33%
Class Y Shares	4.60%	(1.32%)	2.40%
Class S Shares	4.38%	(1.45%)	2.30%
Class S Shares Return After Taxes on Distributions	4.22%	(1.96%)	1.77%
Class S Shares Return After Taxes on Distributions and Sale of Fund Shares	3.05%	(1.26%)	1.92%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	1.50%	(0.02%)	3.34%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Russell U.S. Quantitative Equity Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.46%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.26%	[2]
1 Year	rr_ExpenseExampleYear01	696
3 Years	rr_ExpenseExampleYear03	952
5 Years	rr_ExpenseExampleYear05	1,227
10 Years	rr_ExpenseExampleYear10	2,010
1 Year	rr_AverageAnnualReturnYear01	(1.85%)
5 Years	rr_AverageAnnualReturnYear05	(2.84%)
10 Years	rr_AverageAnnualReturnYear10	1.45%
Russell U.S. Quantitative Equity Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.71%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.01%	[2]
1 Year	rr_ExpenseExampleYear01	204
3 Years	rr_ExpenseExampleYear03	630
5 Years	rr_ExpenseExampleYear05	1,083
10 Years	rr_ExpenseExampleYear10	2,338
1 Year	rr_AverageAnnualReturnYear01	3.35%
5 Years	rr_AverageAnnualReturnYear05	(2.20%)
10 Years	rr_AverageAnnualReturnYear10	1.79%
Russell U.S. Quantitative Equity Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.71%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.22%	[2]
1 Year	rr_ExpenseExampleYear01	124
3 Years	rr_ExpenseExampleYear03	396
5 Years	rr_ExpenseExampleYear05	688
10 Years	rr_ExpenseExampleYear10	1,519
1 Year	rr_AverageAnnualReturnYear01	4.18%
5 Years	rr_AverageAnnualReturnYear05	(1.64%)
10 Years	rr_AverageAnnualReturnYear10	2.08%
Russell U.S. Quantitative Equity Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.93%	[2]
1 Year	rr_ExpenseExampleYear01	95
3 Years	rr_ExpenseExampleYear03	296
5 Years	rr_ExpenseExampleYear05	515
10 Years	rr_ExpenseExampleYear10	1,143
1 Year	rr_AverageAnnualReturnYear01	4.46%
5 Years	rr_AverageAnnualReturnYear05	(1.40%)
10 Years	rr_AverageAnnualReturnYear10	2.33%
Russell U.S. Quantitative Equity Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.46%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.01%	[2]
1 Year	rr_ExpenseExampleYear01	103
3 Years	rr_ExpenseExampleYear03	322
5 Years	rr_ExpenseExampleYear05	558
10 Years	rr_ExpenseExampleYear10	1,236
Annual Return 2002	rr_AnnualReturn2002	(22.61%)
Annual Return 2003	rr_AnnualReturn2003	29.77%
Annual Return 2004	rr_AnnualReturn2004	10.72%
Annual Return 2005	rr_AnnualReturn2005	6.70%
Annual Return 2006	rr_AnnualReturn2006	13.84%
Annual Return 2007	rr_AnnualReturn2007	2.77%
Annual Return 2008	rr_AnnualReturn2008	(37.37%)
Annual Return 2009	rr_AnnualReturn2009	22.99%
Annual Return 2010	rr_AnnualReturn2010	12.51%
Annual Return 2011	rr_AnnualReturn2011	4.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.73%)
1 Year	rr_AverageAnnualReturnYear01	4.38%
5 Years	rr_AverageAnnualReturnYear05	(1.45%)
10 Years	rr_AverageAnnualReturnYear10	2.30%
Russell U.S. Quantitative Equity Fund | Class S Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	(1.96%)
10 Years	rr_AverageAnnualReturnYear10	1.77%
Russell U.S. Quantitative Equity Fund | Class S Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.05%
5 Years	rr_AverageAnnualReturnYear05	(1.26%)
10 Years	rr_AverageAnnualReturnYear10	1.92%
Russell U.S. Quantitative Equity Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.83%	[2]
1 Year	rr_ExpenseExampleYear01	85
3 Years	rr_ExpenseExampleYear03	265
5 Years	rr_ExpenseExampleYear05	460
10 Years	rr_ExpenseExampleYear10	1,025
1 Year	rr_AverageAnnualReturnYear01	4.60%
5 Years	rr_AverageAnnualReturnYear05	(1.32%)
10 Years	rr_AverageAnnualReturnYear10	2.40%
Russell U.S. Quantitative Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell U.S. Quantitative Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 169 and 171, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 24 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 142% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	142.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements.  The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests principally in common stocks of medium and large capitalization U.S. companies and may also invest in small capitalization companies. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in equity securities economically tied to the U.S. The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts ("REITs"), that own and/or manage properties. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers. Each of the Fund's money managers uses a variety of quantitative investment models and mathematical techniques to rank securities based upon their expected ability to outperform the total return of the benchmark assigned to them by Russell Investment Management Company ("RIMCo"). Certain of the Fund's money managers employ a limited long-short strategy pursuant to which they sell securities short. Fund assets not allocated to money managers are managed by RIMCo. The Fund usually, but not always, pursues a strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. RIMCo may seek to manage risk in the Fund's investment portfolio by increasing cash reserves, not being fully invested, buying and selling portfolio securities, and through the use of various instruments, including futures, options, swaps, and short-term investments. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Securities selected using a quantitative analysis can perform differently from the market as a whole. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Short Sales Risk . A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) . ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  REITs . REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 15.61% (2Q/03) Lowest Quarterly Return: (21.73)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Russell U.S. Quantitative Equity Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.50%
5 Years	rr_AverageAnnualReturnYear05	(0.02%)
10 Years	rr_AverageAnnualReturnYear10	3.34%

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect a reduction in the transfer agency fee waiver for Class E Shares. Until February 28, 2013, RFSC has contractually agreed to waive 0.04% of its transfer agency fees for Class E Shares. This waiver may not be terminated during the relevant period except with Board approval.

Russell U.S. Growth Fund
Russell U.S. Growth Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Russell U.S. Growth Fund (USD $)	Class C Shares	Class E Shares	Class I Shares	Class S Shares
Shareholder Fees (fees paid directly from your investment)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Russell U.S. Growth Fund		Class C Shares	Class E Shares	Class I Shares	Class S Shares
Advisory Fee	[1]	0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) Fees	[1]	0.75%	none	none	none
Other Expenses	[1]	0.74%	0.74%	0.41%	0.49%
Total Annual Fund Operating Expenses	[1]	2.29%	1.54%	1.21%	1.29%
Less Fee Waivers and Expense Reimbursements	[1]	(0.13%)	(0.13%)	(0.18%)	(0.13%)
Net Annual Fund Operating Expenses	[1]	2.16%	1.41%	1.03%	1.16%
[1]	"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal year ended October 31, 2011. Until February 28, 2013, RIMCo has contractually agreed to waive, up to the full amount of its 0.80% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.98% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. Until February 28, 2013, RIMCo has contractually agreed to waive 0.05% of its transfer agency fees for Class I Shares. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - Russell U.S. Growth Fund (USD $)	Class C Shares	Class E Shares	Class I Shares	Class S Shares
1 Year	219	144	105	118
3 Years	703	474	366	396
5 Years	1,213	827	648	695
10 Years	2,616	1,823	1,450	1,545

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 142% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund invests principally in common stocks of large and medium capitalization U.S. companies. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in equity securities economically tied to the U.S. In general, the Fund seeks to invest in stocks with above average growth rates and favorable price and earnings momentum. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches to growth stock investing are intended to complement one another. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund usually, but not always, pursues a strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. RIMCo may seek to manage risk in the Fund's investment portfolio by increasing cash reserves, not being fully invested, buying and selling portfolio securities, and through the use of various instruments, including futures, options, swaps, and short-term investments. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Growth company stocks may provide minimal dividends which could otherwise cushion stock prices in a market decline. Investments in medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) . ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

  Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for the other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class S Calendar Year Total Returns

Highest Quartely Return: 18.36% (2Q/03) Lowest Quartely Return: (24.87)% (4Q/08)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns - Russell U.S. Growth Fund	1 Year	5 Years	10 Years
Class C Shares	(1.20%)	(0.55%)	0.47%
Class E Shares	(0.49%)	0.22%	1.31%
Class I Shares	(0.24%)	0.59%	1.68%
Class S Shares	(0.36%)	0.43%	1.54%
Class S Shares Return After Taxes on Distributions	(0.36%)	0.29%	1.47%
Class S Shares Return After Taxes on Distributions and Sale of Fund Shares	(0.23%)	0.37%	1.33%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	2.64%	2.50%	2.60%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Russell U.S. Growth Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.74%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.29%	[1]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.16%	[1]
1 Year	rr_ExpenseExampleYear01	219
3 Years	rr_ExpenseExampleYear03	703
5 Years	rr_ExpenseExampleYear05	1,213
10 Years	rr_ExpenseExampleYear10	2,616
1 Year	rr_AverageAnnualReturnYear01	(1.20%)
5 Years	rr_AverageAnnualReturnYear05	(0.55%)
10 Years	rr_AverageAnnualReturnYear10	0.47%
Russell U.S. Growth Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.74%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%	[1]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.41%	[1]
1 Year	rr_ExpenseExampleYear01	144
3 Years	rr_ExpenseExampleYear03	474
5 Years	rr_ExpenseExampleYear05	827
10 Years	rr_ExpenseExampleYear10	1,823
1 Year	rr_AverageAnnualReturnYear01	(0.49%)
5 Years	rr_AverageAnnualReturnYear05	0.22%
10 Years	rr_AverageAnnualReturnYear10	1.31%
Russell U.S. Growth Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.41%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%	[1]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.03%	[1]
1 Year	rr_ExpenseExampleYear01	105
3 Years	rr_ExpenseExampleYear03	366
5 Years	rr_ExpenseExampleYear05	648
10 Years	rr_ExpenseExampleYear10	1,450
1 Year	rr_AverageAnnualReturnYear01	(0.24%)
5 Years	rr_AverageAnnualReturnYear05	0.59%
10 Years	rr_AverageAnnualReturnYear10	1.68%
Russell U.S. Growth Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.49%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%	[1]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.16%	[1]
1 Year	rr_ExpenseExampleYear01	118
3 Years	rr_ExpenseExampleYear03	396
5 Years	rr_ExpenseExampleYear05	695
10 Years	rr_ExpenseExampleYear10	1,545
Annual Return 2002	rr_AnnualReturn2002	(30.21%)
Annual Return 2003	rr_AnnualReturn2003	39.85%
Annual Return 2004	rr_AnnualReturn2004	6.44%
Annual Return 2005	rr_AnnualReturn2005	5.53%
Annual Return 2006	rr_AnnualReturn2006	4.02%
Annual Return 2007	rr_AnnualReturn2007	12.01%
Annual Return 2008	rr_AnnualReturn2008	(44.02%)
Annual Return 2009	rr_AnnualReturn2009	41.78%
Annual Return 2010	rr_AnnualReturn2010	15.35%
Annual Return 2011	rr_AnnualReturn2011	(0.36%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quartely Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quartely Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.87%)
1 Year	rr_AverageAnnualReturnYear01	(0.36%)
5 Years	rr_AverageAnnualReturnYear05	0.43%
10 Years	rr_AverageAnnualReturnYear10	1.54%
Russell U.S. Growth Fund | Class S Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.36%)
5 Years	rr_AverageAnnualReturnYear05	0.29%
10 Years	rr_AverageAnnualReturnYear10	1.47%
Russell U.S. Growth Fund | Class S Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.23%)
5 Years	rr_AverageAnnualReturnYear05	0.37%
10 Years	rr_AverageAnnualReturnYear10	1.33%
Russell U.S. Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell U.S. Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 142% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	142.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests principally in common stocks of large and medium capitalization U.S. companies. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in equity securities economically tied to the U.S. In general, the Fund seeks to invest in stocks with above average growth rates and favorable price and earnings momentum. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches to growth stock investing are intended to complement one another. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund usually, but not always, pursues a strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. RIMCo may seek to manage risk in the Fund's investment portfolio by increasing cash reserves, not being fully invested, buying and selling portfolio securities, and through the use of various instruments, including futures, options, swaps, and short-term investments. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Growth company stocks may provide minimal dividends which could otherwise cushion stock prices in a market decline. Investments in medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) . ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

  Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for the other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quartely Return: 18.36% (2Q/03) Lowest Quartely Return: (24.87)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Russell U.S. Growth Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.64%
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	2.60%

[1]	"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal year ended October 31, 2011. Until February 28, 2013, RIMCo has contractually agreed to waive, up to the full amount of its 0.80% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.98% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. Until February 28, 2013, RIMCo has contractually agreed to waive 0.05% of its transfer agency fees for Class I Shares. This waiver may not be terminated during the relevant period except with Board approval.

Russell U.S. Value Fund
Russell U.S. Value Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Russell U.S. Value Fund (USD $)	Class C Shares	Class E Shares	Class I Shares	Class S Shares
Shareholder Fees (fees paid directly from your investment)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Russell U.S. Value Fund		Class C Shares	Class E Shares	Class I Shares	Class S Shares
Advisory Fee	[1]	0.70%	0.70%	0.70%	0.70%
Distribution (12b-1) Fees	[1]	0.75%	none	none	none
Other Expenses	[1]	0.70%	0.70%	0.37%	0.45%
Total Annual Fund Operating Expenses	[1]	2.15%	1.40%	1.07%	1.15%
[1]	"Total Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal year ended October 31, 2011.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - Russell U.S. Value Fund (USD $)	Class C Shares	Class E Shares	Class I Shares	Class S Shares
1 Year	218	143	109	117
3 Years	673	443	340	365
5 Years	1,154	766	590	633
10 Years	2,483	1,680	1,306	1,398

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 127% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund invests principally in common stocks of large and medium capitalization U.S. companies. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in equity securities economically tied to the U.S. In general, the Fund seeks to invest in stocks that appear to a money manager to be undervalued relative to their corporate worth, based on current or forecasted earnings, book or asset value, revenues, cash flow or other measures. The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts ("REITs"), that own and/or manage properties. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches to identifying undervalued securities are intended to complement one another. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund usually, but not always, pursues a strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. RIMCo may seek to manage risk in the Fund's investment portfolio by increasing cash reserves, not being fully invested, buying and selling portfolio securities, and through the use of various instruments, including futures, options, swaps, and short-term investments. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in value stocks may never have their intrinsic values realized by the market or may not actually have been undervalued.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) . ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  REITs . REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

 Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for the other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class S Calendar Year Total Returns

Highest Quarterly Return: 22.47% (3Q/09) Lowest Quarterly Return: (26.98)% (4Q/08)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns - Russell U.S. Value Fund	1 Year	5 Years	10 Years
Class C Shares	(3.68%)	(5.44%)	1.25%
Class E Shares	(2.93%)	(4.70%)	2.10%
Class I Shares	(2.59%)	(4.39%)	2.45%
Class S Shares	(2.68%)	(4.48%)	2.33%
Class S Shares Return After Taxes on Distributions	(2.89%)	(5.24%)	1.61%
Class S Shares Return After Taxes on Distributions and Sale of Fund Shares	(1.46%)	(3.79%)	1.94%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	0.39%	(2.64%)	3.89%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Russell U.S. Value Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.70%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%	[1]
1 Year	rr_ExpenseExampleYear01	218
3 Years	rr_ExpenseExampleYear03	673
5 Years	rr_ExpenseExampleYear05	1,154
10 Years	rr_ExpenseExampleYear10	2,483
1 Year	rr_AverageAnnualReturnYear01	(3.68%)
5 Years	rr_AverageAnnualReturnYear05	(5.44%)
10 Years	rr_AverageAnnualReturnYear10	1.25%
Russell U.S. Value Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.70%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%	[1]
1 Year	rr_ExpenseExampleYear01	143
3 Years	rr_ExpenseExampleYear03	443
5 Years	rr_ExpenseExampleYear05	766
10 Years	rr_ExpenseExampleYear10	1,680
1 Year	rr_AverageAnnualReturnYear01	(2.93%)
5 Years	rr_AverageAnnualReturnYear05	(4.70%)
10 Years	rr_AverageAnnualReturnYear10	2.10%
Russell U.S. Value Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%	[1]
1 Year	rr_ExpenseExampleYear01	109
3 Years	rr_ExpenseExampleYear03	340
5 Years	rr_ExpenseExampleYear05	590
10 Years	rr_ExpenseExampleYear10	1,306
1 Year	rr_AverageAnnualReturnYear01	(2.59%)
5 Years	rr_AverageAnnualReturnYear05	(4.39%)
10 Years	rr_AverageAnnualReturnYear10	2.45%
Russell U.S. Value Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.45%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%	[1]
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	365
5 Years	rr_ExpenseExampleYear05	633
10 Years	rr_ExpenseExampleYear10	1,398
Annual Return 2002	rr_AnnualReturn2002	(18.81%)
Annual Return 2003	rr_AnnualReturn2003	32.50%
Annual Return 2004	rr_AnnualReturn2004	16.07%
Annual Return 2005	rr_AnnualReturn2005	7.33%
Annual Return 2006	rr_AnnualReturn2006	18.10%
Annual Return 2007	rr_AnnualReturn2007	(2.90%)
Annual Return 2008	rr_AnnualReturn2008	(46.70%)
Annual Return 2009	rr_AnnualReturn2009	37.49%
Annual Return 2010	rr_AnnualReturn2010	14.82%
Annual Return 2011	rr_AnnualReturn2011	(2.68%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.98%)
1 Year	rr_AverageAnnualReturnYear01	(2.68%)
5 Years	rr_AverageAnnualReturnYear05	(4.48%)
10 Years	rr_AverageAnnualReturnYear10	2.33%
Russell U.S. Value Fund | Class S Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.89%)
5 Years	rr_AverageAnnualReturnYear05	(5.24%)
10 Years	rr_AverageAnnualReturnYear10	1.61%
Russell U.S. Value Fund | Class S Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.46%)
5 Years	rr_AverageAnnualReturnYear05	(3.79%)
10 Years	rr_AverageAnnualReturnYear10	1.94%
Russell U.S. Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell U.S. Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 127% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	127.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests principally in common stocks of large and medium capitalization U.S. companies. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in equity securities economically tied to the U.S. In general, the Fund seeks to invest in stocks that appear to a money manager to be undervalued relative to their corporate worth, based on current or forecasted earnings, book or asset value, revenues, cash flow or other measures. The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts ("REITs"), that own and/or manage properties. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches to identifying undervalued securities are intended to complement one another. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund usually, but not always, pursues a strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. RIMCo may seek to manage risk in the Fund's investment portfolio by increasing cash reserves, not being fully invested, buying and selling portfolio securities, and through the use of various instruments, including futures, options, swaps, and short-term investments. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in value stocks may never have their intrinsic values realized by the market or may not actually have been undervalued.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) . ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  REITs . REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

 Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for the other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 22.47% (3Q/09) Lowest Quarterly Return: (26.98)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Russell U.S. Value Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.39%
5 Years	rr_AverageAnnualReturnYear05	(2.64%)
10 Years	rr_AverageAnnualReturnYear10	3.89%

[1]	"Total Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal year ended October 31, 2011.

Russell U.S. Small Cap Equity Fund
Russell U.S. Small Cap Equity Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund

 The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 169 and 171, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 24 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Russell U.S. Small Cap Equity Fund		Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Russell U.S. Small Cap Equity Fund		Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
Advisory Fee	[1]	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none	none
Other Expenses	[1]	0.30%	0.55%	0.55%	0.22%	0.30%	0.12%
Total Annual Fund Operating Expenses	[1]	1.25%	2.00%	1.25%	0.92%	1.00%	0.82%
Less Fee Waivers and Expense Reimbursements	[1]	none	none	(0.04%)	none	none	none
Net Annual Fund Operating Expenses	[1]	1.25%	2.00%	1.21%	0.92%	1.00%	0.82%
[1]	"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect a reduction in the transfer agency fee waiver for Class E Shares. Until February 28, 2013, RFSC has contractually agreed to waive 0.04% of its transfer agency fees for Class E Shares. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - Russell U.S. Small Cap Equity Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
1 Year	695	203	123	94	102	84
3 Years	949	627	393	293	318	262
5 Years	1,222	1,078	682	509	552	455
10 Years	1,999	2,327	1,508	1,131	1,225	1,014

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 111% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund invests principally in common stocks of small capitalization U.S. companies, some of which are also considered micro capitalization U.S. companies. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in small capitalization equity securities economically tied to the U.S. The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts ("REITs"), that own and/or manage properties. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund usually, but not always, pursues a strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. RIMCo may seek to manage risk in the Fund's investment portfolio by increasing cash reserves, not being fully invested, buying and selling portfolio securities, and through the use of various instruments, including futures, options, swaps, and short-term investments. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and micro capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and micro capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Micro capitalization company stocks are also more likely to suffer from significant diminished market liquidity.
  REITs . REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) . ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class S Calendar Year Total Returns

Highest Quarterly Return: 23.14% (2Q/03) Lowest Quarterly Return: (28.83)% (4Q/08)

Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns - Russell U.S. Small Cap Equity Fund		1 Year	5 Years	10 Years
Class A Shares		(9.76%)	(2.53%)	3.87%
Class C Shares		(4.98%)	(1.88%)	4.22%
Class E Shares		(4.24%)	(1.33%)	4.50%
Class I Shares		(3.97%)	(1.09%)	4.74%
Class Y Shares		(3.88%)	(1.02%)	4.83%
Class S Shares		(4.07%)	(1.17%)	4.70%
Class S Shares Return After Taxes on Distributions		(4.12%)	(1.97%)	3.06%
Class S Shares Return After Taxes on Distributions and Sale of Fund Shares		(2.58%)	(1.18%)	3.66%
Russell 2500 Index (reflects no deduction for fees, expenses or taxes)	[1]	(2.51%)	1.24%	6.57%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	[1]	(4.18%)	0.15%	5.62%
[1]	Effective January 1, 2012, RIMCo changed the Fund's investment strategy from investing principally in small and medium capitalization securities to investing principally in small capitalization securities. As a result, the Fund's primary benchmark changed from the Russell 2500 ��� Index to the Russell 2000�� Index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Russell U.S. Small Cap Equity Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.25%	[2]
1 Year	rr_ExpenseExampleYear01	695
3 Years	rr_ExpenseExampleYear03	949
5 Years	rr_ExpenseExampleYear05	1,222
10 Years	rr_ExpenseExampleYear10	1,999
1 Year	rr_AverageAnnualReturnYear01	(9.76%)
5 Years	rr_AverageAnnualReturnYear05	(2.53%)
10 Years	rr_AverageAnnualReturnYear10	3.87%
Russell U.S. Small Cap Equity Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.55%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.00%	[2]
1 Year	rr_ExpenseExampleYear01	203
3 Years	rr_ExpenseExampleYear03	627
5 Years	rr_ExpenseExampleYear05	1,078
10 Years	rr_ExpenseExampleYear10	2,327
1 Year	rr_AverageAnnualReturnYear01	(4.98%)
5 Years	rr_AverageAnnualReturnYear05	(1.88%)
10 Years	rr_AverageAnnualReturnYear10	4.22%
Russell U.S. Small Cap Equity Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.55%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.21%	[2]
1 Year	rr_ExpenseExampleYear01	123
3 Years	rr_ExpenseExampleYear03	393
5 Years	rr_ExpenseExampleYear05	682
10 Years	rr_ExpenseExampleYear10	1,508
1 Year	rr_AverageAnnualReturnYear01	(4.24%)
5 Years	rr_AverageAnnualReturnYear05	(1.33%)
10 Years	rr_AverageAnnualReturnYear10	4.50%
Russell U.S. Small Cap Equity Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.92%	[2]
1 Year	rr_ExpenseExampleYear01	94
3 Years	rr_ExpenseExampleYear03	293
5 Years	rr_ExpenseExampleYear05	509
10 Years	rr_ExpenseExampleYear10	1,131
1 Year	rr_AverageAnnualReturnYear01	(3.97%)
5 Years	rr_AverageAnnualReturnYear05	(1.09%)
10 Years	rr_AverageAnnualReturnYear10	4.74%
Russell U.S. Small Cap Equity Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.00%	[2]
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	318
5 Years	rr_ExpenseExampleYear05	552
10 Years	rr_ExpenseExampleYear10	1,225
Annual Return 2002	rr_AnnualReturn2002	(18.98%)
Annual Return 2003	rr_AnnualReturn2003	46.69%
Annual Return 2004	rr_AnnualReturn2004	14.51%
Annual Return 2005	rr_AnnualReturn2005	6.22%
Annual Return 2006	rr_AnnualReturn2006	16.12%
Annual Return 2007	rr_AnnualReturn2007	4.77%
Annual Return 2008	rr_AnnualReturn2008	(43.87%)
Annual Return 2009	rr_AnnualReturn2009	32.15%
Annual Return 2010	rr_AnnualReturn2010	26.47%
Annual Return 2011	rr_AnnualReturn2011	(4.07%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.83%)
1 Year	rr_AverageAnnualReturnYear01	(4.07%)
5 Years	rr_AverageAnnualReturnYear05	(1.17%)
10 Years	rr_AverageAnnualReturnYear10	4.70%
Russell U.S. Small Cap Equity Fund | Class S Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.12%)
5 Years	rr_AverageAnnualReturnYear05	(1.97%)
10 Years	rr_AverageAnnualReturnYear10	3.06%
Russell U.S. Small Cap Equity Fund | Class S Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.58%)
5 Years	rr_AverageAnnualReturnYear05	(1.18%)
10 Years	rr_AverageAnnualReturnYear10	3.66%
Russell U.S. Small Cap Equity Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.82%	[2]
1 Year	rr_ExpenseExampleYear01	84
3 Years	rr_ExpenseExampleYear03	262
5 Years	rr_ExpenseExampleYear05	455
10 Years	rr_ExpenseExampleYear10	1,014
1 Year	rr_AverageAnnualReturnYear01	(3.88%)
5 Years	rr_AverageAnnualReturnYear05	(1.02%)
10 Years	rr_AverageAnnualReturnYear10	4.83%
Russell U.S. Small Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell U.S. Small Cap Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

 The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 169 and 171, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 24 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 111% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	111.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests principally in common stocks of small capitalization U.S. companies, some of which are also considered micro capitalization U.S. companies. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in small capitalization equity securities economically tied to the U.S. The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts ("REITs"), that own and/or manage properties. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund usually, but not always, pursues a strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. RIMCo may seek to manage risk in the Fund's investment portfolio by increasing cash reserves, not being fully invested, buying and selling portfolio securities, and through the use of various instruments, including futures, options, swaps, and short-term investments. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and micro capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and micro capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Micro capitalization company stocks are also more likely to suffer from significant diminished market liquidity.
  REITs . REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) . ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return: 23.14% (2Q/03) Lowest Quarterly Return: (28.83)% (4Q/08)

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective January 1, 2012, RIMCo changed the Fund's investment strategy from investing principally in small and medium capitalization securities to investing principally in small capitalization securities. As a result, the Fund's primary benchmark changed from the Russell 2500 ™ Index to the Russell 2000® Index
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Russell U.S. Small Cap Equity Fund | Russell 2500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.51%)	[3]
5 Years	rr_AverageAnnualReturnYear05	1.24%	[3]
10 Years	rr_AverageAnnualReturnYear10	6.57%	[3]
Russell U.S. Small Cap Equity Fund | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.18%)	[3]
5 Years	rr_AverageAnnualReturnYear05	0.15%	[3]
10 Years	rr_AverageAnnualReturnYear10	5.62%	[3]

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect a reduction in the transfer agency fee waiver for Class E Shares. Until February 28, 2013, RFSC has contractually agreed to waive 0.04% of its transfer agency fees for Class E Shares. This waiver may not be terminated during the relevant period except with Board approval.
[3]	Effective January 1, 2012, RIMCo changed the Fund's investment strategy from investing principally in small and medium capitalization securities to investing principally in small capitalization securities. As a result, the Fund's primary benchmark changed from the Russell 2500 ��� Index to the Russell 2000�� Index.

Russell International Developed Markets Fund
Russell International Developed Markets Fund
Investment Objective (Fundamental)
The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 169 and 171, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 24 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Russell International Developed Markets Fund		Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Russell International Developed Markets Fund		Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
Advisory Fee	[1]	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none	none
Other Expenses	[1]	0.29%	0.54%	0.54%	0.21%	0.29%	0.11%
Total Annual Fund Operating Expenses	[1]	1.24%	1.99%	1.24%	0.91%	0.99%	0.81%
Less Fee Waivers and Expense Reimbursements	[1]	none	none	(0.04%)	none	none	none
Net Annual Fund Operating Expenses	[1]	1.24%	1.99%	1.20%	0.91%	0.99%	0.81%
[1]	"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect a reduction in the transfer agency fee waiver for Class E Shares. Until February 28, 2013, RFSC has contractually agreed to waive 0.04% of its transfer agency fees for Class E Shares. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - Russell International Developed Markets Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
1 Year	694	202	122	93	101	83
3 Years	946	624	389	290	315	259
5 Years	1,217	1,073	677	504	547	450
10 Years	1,989	2,317	1,496	1,120	1,213	1,002

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 74% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund invests principally in equity securities, including common stocks and preferred stocks, issued by companies incorporated in developed markets outside the U.S. and in depositary receipts. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in companies that are located in countries (other than the U.S.) with developed markets or that are economically tied to such countries. The Fund's securities are denominated principally in foreign currencies and are typically held outside the U.S. The Fund may also invest a portion of its assets in equity securities of companies that are economically tied to emerging market countires. The Fund invests principally in large and medium capitalization companies, but may also invest in small capitalization companies. The Fund may at times seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. The Fund may also engage in currency transactions for speculative purposes. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund usually, but not always, pursues a strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. RIMCo may seek to manage risk in the Fund's investment portfolio by increasing cash reserves, not being fully invested, buying and selling portfolio securities, and through the use of various instruments, including futures, options, swaps, and short-term investments. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Depositary Receipts . Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying international securities.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Effective January 1, 2011, RIMCo changed the Fund's primary benchmark from the MSCI EAFE Index (net of tax on dividends from foreign holdings) to the Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings). The International Developed Markets Linked Benchmark represents the returns of the MSCI EAFE Index (net) through December 31, 2010 and the returns of the Russell Developed ex-U.S. Large Cap Index (net) thereafter. The International Developed Markets Linked Benchmark provides a means to compare the Fund's average annual returns to a secondary benchmark that takes into account historical changes in the Fund's primary benchmark. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results.More current performance information is available at www.russell.com.

Class S Calendar Year Total Returns

Highest Quartely Return: 23.96% (2Q/09) Lowest Quartely Return: (21.12)% (3Q/08)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns - Russell International Developed Markets Fund	1 Year	5 Years	10 Years
Class A Shares	(19.03%)	(6.81%)	3.26%
Class C Shares	(14.64%)	(6.15%)	3.62%
Class E Shares	(13.99%)	(5.63%)	3.91%
Class I Shares	(13.79%)	(5.41%)	4.14%
Class Y Shares	(13.81%)	(5.36%)	4.20%
Class S Shares	(13.80%)	(5.46%)	4.11%
Class S Shares Return After Taxes on Distributions	(13.94%)	(6.37%)	3.19%
Class S Shares Return After Taxes on Distributions and Sale of Fund Shares	(8.58%)	(4.55%)	3.51%
Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees, expenses or taxes)	(12.35%)	(3.82%)	5.23%
International Developed Markets Linked Benchmark (reflects no deduction for fees, expenses or taxes)	(12.35%)	(4.76%)	4.64%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Russell International Developed Markets Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.24%	[2]
1 Year	rr_ExpenseExampleYear01	694
3 Years	rr_ExpenseExampleYear03	946
5 Years	rr_ExpenseExampleYear05	1,217
10 Years	rr_ExpenseExampleYear10	1,989
1 Year	rr_AverageAnnualReturnYear01	(19.03%)
5 Years	rr_AverageAnnualReturnYear05	(6.81%)
10 Years	rr_AverageAnnualReturnYear10	3.26%
Russell International Developed Markets Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.99%	[2]
1 Year	rr_ExpenseExampleYear01	202
3 Years	rr_ExpenseExampleYear03	624
5 Years	rr_ExpenseExampleYear05	1,073
10 Years	rr_ExpenseExampleYear10	2,317
1 Year	rr_AverageAnnualReturnYear01	(14.64%)
5 Years	rr_AverageAnnualReturnYear05	(6.15%)
10 Years	rr_AverageAnnualReturnYear10	3.62%
Russell International Developed Markets Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.20%	[2]
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	389
5 Years	rr_ExpenseExampleYear05	677
10 Years	rr_ExpenseExampleYear10	1,496
1 Year	rr_AverageAnnualReturnYear01	(13.99%)
5 Years	rr_AverageAnnualReturnYear05	(5.63%)
10 Years	rr_AverageAnnualReturnYear10	3.91%
Russell International Developed Markets Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.91%	[2]
1 Year	rr_ExpenseExampleYear01	93
3 Years	rr_ExpenseExampleYear03	290
5 Years	rr_ExpenseExampleYear05	504
10 Years	rr_ExpenseExampleYear10	1,120
1 Year	rr_AverageAnnualReturnYear01	(13.79%)
5 Years	rr_AverageAnnualReturnYear05	(5.41%)
10 Years	rr_AverageAnnualReturnYear10	4.14%
Russell International Developed Markets Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.99%	[2]
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	315
5 Years	rr_ExpenseExampleYear05	547
10 Years	rr_ExpenseExampleYear10	1,213
Annual Return 2002	rr_AnnualReturn2002	(15.74%)
Annual Return 2003	rr_AnnualReturn2003	38.72%
Annual Return 2004	rr_AnnualReturn2004	17.40%
Annual Return 2005	rr_AnnualReturn2005	14.82%
Annual Return 2006	rr_AnnualReturn2006	25.72%
Annual Return 2007	rr_AnnualReturn2007	12.91%
Annual Return 2008	rr_AnnualReturn2008	(44.57%)
Annual Return 2009	rr_AnnualReturn2009	29.42%
Annual Return 2010	rr_AnnualReturn2010	8.17%
Annual Return 2011	rr_AnnualReturn2011	(13.80%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quartely Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quartely Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.12%)
1 Year	rr_AverageAnnualReturnYear01	(13.80%)
5 Years	rr_AverageAnnualReturnYear05	(5.46%)
10 Years	rr_AverageAnnualReturnYear10	4.11%
Russell International Developed Markets Fund | Class S Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.94%)
5 Years	rr_AverageAnnualReturnYear05	(6.37%)
10 Years	rr_AverageAnnualReturnYear10	3.19%
Russell International Developed Markets Fund | Class S Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.58%)
5 Years	rr_AverageAnnualReturnYear05	(4.55%)
10 Years	rr_AverageAnnualReturnYear10	3.51%
Russell International Developed Markets Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.81%	[2]
1 Year	rr_ExpenseExampleYear01	83
3 Years	rr_ExpenseExampleYear03	259
5 Years	rr_ExpenseExampleYear05	450
10 Years	rr_ExpenseExampleYear10	1,002
1 Year	rr_AverageAnnualReturnYear01	(13.81%)
5 Years	rr_AverageAnnualReturnYear05	(5.36%)
10 Years	rr_AverageAnnualReturnYear10	4.20%
Russell International Developed Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell International Developed Markets Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 169 and 171, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 24 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 74% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests principally in equity securities, including common stocks and preferred stocks, issued by companies incorporated in developed markets outside the U.S. and in depositary receipts. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in companies that are located in countries (other than the U.S.) with developed markets or that are economically tied to such countries. The Fund's securities are denominated principally in foreign currencies and are typically held outside the U.S. The Fund may also invest a portion of its assets in equity securities of companies that are economically tied to emerging market countires. The Fund invests principally in large and medium capitalization companies, but may also invest in small capitalization companies. The Fund may at times seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. The Fund may also engage in currency transactions for speculative purposes. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund usually, but not always, pursues a strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. RIMCo may seek to manage risk in the Fund's investment portfolio by increasing cash reserves, not being fully invested, buying and selling portfolio securities, and through the use of various instruments, including futures, options, swaps, and short-term investments. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Depositary Receipts . Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying international securities.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quartely Return: 23.96% (2Q/09) Lowest Quartely Return: (21.12)% (3Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Effective January 1, 2011, RIMCo changed the Fund's primary benchmark from the MSCI EAFE Index (net of tax on dividends from foreign holdings) to the Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings). The International Developed Markets Linked Benchmark represents the returns of the MSCI EAFE Index (net) through December 31, 2010 and the returns of the Russell Developed ex-U.S. Large Cap Index (net) thereafter. The International Developed Markets Linked Benchmark provides a means to compare the Fund's average annual returns to a secondary benchmark that takes into account historical changes in the Fund's primary benchmark. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results.More current performance information is available at www.russell.com.

Russell International Developed Markets Fund | Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.35%)
5 Years	rr_AverageAnnualReturnYear05	(3.82%)
10 Years	rr_AverageAnnualReturnYear10	5.23%
Russell International Developed Markets Fund | International Developed Markets Linked Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.35%)
5 Years	rr_AverageAnnualReturnYear05	(4.76%)
10 Years	rr_AverageAnnualReturnYear10	4.64%

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect a reduction in the transfer agency fee waiver for Class E Shares. Until February 28, 2013, RFSC has contractually agreed to waive 0.04% of its transfer agency fees for Class E Shares. This waiver may not be terminated during the relevant period except with Board approval.

Russell Global Equity Fund
Russell Global Equity Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 169 and 171, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 24 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Russell Global Equity Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Russell Global Equity Fund	Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
Advisory Fee	0.95%	0.95%	0.95%	0.95%	0.95%
Distribution (12b-1) Fees	0.25%	0.75%	none	none	none
Other Expenses	0.30%	0.55%	0.55%	0.30%	0.12%
Total Annual Fund Operating Expenses	1.50%	2.25%	1.50%	1.25%	1.07%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - Russell Global Equity Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
1 Year	719	228	153	127	109
3 Years	1,022	703	474	397	340
5 Years	1,346	1,205	818	686	590
10 Years	2,263	2,585	1,791	1,511	1,306

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 83% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund invests principally in equity securities, including common stocks and preferred stocks, of companies economically tied to a number of countries around the world, including the U.S., and in depositary receipts, in a globally diversified manner. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in equity securities. A portion of the Fund's securities are denominated in foreign currencies and are typically held outside the U.S. The Fund may invest a portion of its assets in equity securities of companies that are economically tied to emerging market countries. The Fund invests principally in large and medium capitalization companies, but may also invest in small capitalization companies. The Fund may at times seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. The Fund may also engage in currency transactions for speculative purposes. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund usually, but not always, pursues a strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. RIMCo may seek to manage risk in the Fund's investment portfolio by increasing cash reserves, not being fully invested, buying and selling portfolio securities, and through the use of various instruments, including futures, options, swaps, and short-term investments. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Depositary Receipts . Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying international securities.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

 An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Effective January 1, 2011, RIMCo changed the Fund's primary benchmark from the MSCI World Index (net of tax on dividends from foreign holdings) to the Russell Developed Large Cap Index (net of tax on dividends from foreign holdings). The Global Equity Linked Benchmark represents the returns of the MSCI World Index (net) through December 31, 2010 and the returns of the Russell Developed Large Cap Index (net) thereafter. The Global Equity Linked Benchmark provides a means to compare the Fund's average annual returns to a secondary benchmark that takes into account historical changes in the Fund's primary benchmark. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class S Calendar Year Total Returns

Highest Quartely Return: 21.73% (2Q/09) Lowest Quartely Return: (23.73)% (4Q/08)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns - Russell Global Equity Fund	1 Year	Since Inception		Inception Date
Class A Shares	(14.57%)	(4.46%)	[1]	Feb 28, 2007
Class C Shares	(10.07%)	(4.03%)	[1]	Feb 28, 2007
Class E Shares	(9.31%)	(3.31%)	[1]	Feb 28, 2007
Class Y Shares	(9.01%)	(2.95%)	[1]	Sep 26, 2008
Class S Shares	(9.07%)	(3.06%)	[1]	Feb 28, 2007
Class S Shares Return After Taxes on Distributions	(9.11%)	(3.22%)	[1]	Feb 28, 2007
Class S Shares Return After Taxes on Distributions and Sale of Fund Shares	(5.64%)	(2.52%)	[1]	Feb 28, 2007
Russell Developed U.S. Large Cap Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees, expenses or taxes)	(5.69%)	(2.39%)	[1]
Global Equity Linked Benchmark (reflects no deduction for fees, expenses or taxes)	(5.69%)	(2.61%)	[1]
[1]	The Fund first issued Class A, C, E and S Shares on February 28, 2007 and Class Y Shares on September 26, 2008.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Russell Global Equity Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
1 Year	rr_ExpenseExampleYear01	719
3 Years	rr_ExpenseExampleYear03	1,022
5 Years	rr_ExpenseExampleYear05	1,346
10 Years	rr_ExpenseExampleYear10	2,263
1 Year	rr_AverageAnnualReturnYear01	(14.57%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.46%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2007
Russell Global Equity Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%
1 Year	rr_ExpenseExampleYear01	228
3 Years	rr_ExpenseExampleYear03	703
5 Years	rr_ExpenseExampleYear05	1,205
10 Years	rr_ExpenseExampleYear10	2,585
1 Year	rr_AverageAnnualReturnYear01	(10.07%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.03%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2007
Russell Global Equity Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
1 Year	rr_ExpenseExampleYear01	153
3 Years	rr_ExpenseExampleYear03	474
5 Years	rr_ExpenseExampleYear05	818
10 Years	rr_ExpenseExampleYear10	1,791
1 Year	rr_AverageAnnualReturnYear01	(9.31%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.31%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2007
Russell Global Equity Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	397
5 Years	rr_ExpenseExampleYear05	686
10 Years	rr_ExpenseExampleYear10	1,511
Annual Return 2008	rr_AnnualReturn2008	(43.91%)
Annual Return 2009	rr_AnnualReturn2009	36.80%
Annual Return 2010	rr_AnnualReturn2010	14.70%
Annual Return 2011	rr_AnnualReturn2011	(9.07%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.73%)
1 Year	rr_AverageAnnualReturnYear01	(9.07%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.06%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2007
Russell Global Equity Fund | Class S Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.22%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2007
Russell Global Equity Fund | Class S Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.64%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.52%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2007
Russell Global Equity Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
1 Year	rr_ExpenseExampleYear01	109
3 Years	rr_ExpenseExampleYear03	340
5 Years	rr_ExpenseExampleYear05	590
10 Years	rr_ExpenseExampleYear10	1,306
1 Year	rr_AverageAnnualReturnYear01	(9.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.95%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 26, 2008
Russell Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell Global Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 169 and 171, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 24 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 83% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests principally in equity securities, including common stocks and preferred stocks, of companies economically tied to a number of countries around the world, including the U.S., and in depositary receipts, in a globally diversified manner. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in equity securities. A portion of the Fund's securities are denominated in foreign currencies and are typically held outside the U.S. The Fund may invest a portion of its assets in equity securities of companies that are economically tied to emerging market countries. The Fund invests principally in large and medium capitalization companies, but may also invest in small capitalization companies. The Fund may at times seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. The Fund may also engage in currency transactions for speculative purposes. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund usually, but not always, pursues a strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. RIMCo may seek to manage risk in the Fund's investment portfolio by increasing cash reserves, not being fully invested, buying and selling portfolio securities, and through the use of various instruments, including futures, options, swaps, and short-term investments. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Depositary Receipts . Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying international securities.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

 An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quartely Return: 21.73% (2Q/09) Lowest Quartely Return: (23.73)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Effective January 1, 2011, RIMCo changed the Fund's primary benchmark from the MSCI World Index (net of tax on dividends from foreign holdings) to the Russell Developed Large Cap Index (net of tax on dividends from foreign holdings). The Global Equity Linked Benchmark represents the returns of the MSCI World Index (net) through December 31, 2010 and the returns of the Russell Developed Large Cap Index (net) thereafter. The Global Equity Linked Benchmark provides a means to compare the Fund's average annual returns to a secondary benchmark that takes into account historical changes in the Fund's primary benchmark. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Russell Global Equity Fund | Russell Developed U.S. Large Cap Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.39%)	[2]
Russell Global Equity Fund | Global Equity Linked Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.61%)	[2]

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	The Fund first issued Class A, C, E and S Shares on February 28, 2007 and Class Y Shares on September 26, 2008.

Russell Emerging Markets Fund
Russell Emerging Markets Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 169 and 171, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 24 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Russell Emerging Markets Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Russell Emerging Markets Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
Advisory Fee	[1]	1.15%	1.15%	1.15%	1.15%	1.15%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none
Other Expenses	[1]	0.38%	0.63%	0.63%	0.38%	0.20%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.79%	2.54%	1.79%	1.54%	1.36%
[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests. The Fund's proportionate share of these operating expenses are reflected under "Acquired Fund Fees and Expenses."

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - Russell Emerging Markets Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
1 Year	746	257	182	157	138
3 Years	1,106	791	563	486	431
5 Years	1,489	1,350	970	839	745
10 Years	2,559	2,875	2,105	1,834	1,635

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 73% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund principally invests in equity securities, including common stock and preferred stock of companies that are economically tied to emerging market countries and in depositary receipts. The Fund has a non-fundamental policy to invest, under normal circumstances at least 80% of the value of its net assets in emerging market companies. The Fund invests in large, medium and small capitalization companies. The Fund's securities are denominated principally in foreign currencies and are typically held outside the U.S. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund usually, but not always, pursues a strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. RIMCo may seek to manage risk in the Fund's investment portfolio by increasing cash reserves, not being fully invested, buying and selling portfolio securities, and through the use of various instruments, including futures, options, swaps, and short-term investments. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Non-U.S. Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.
  Emerging Markets Equity Securities . Investing in emerging market equity securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets equity securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Depositary Receipts . Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying international securities.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Effective January 1, 2011, RIMCo changed the Fund's primary benchmark from the MSCI Emerging Markets Index (net of tax on dividends from foreign holdings) to the Russell Emerging Markets Index (net of tax on dividends from foreign holdings). The Emerging Markets Linked Benchmark represents the returns of the MSCI Emerging Markets Index (net) through December 31, 2010 and the returns of the Russell Emerging Markets Index (net) thereafter. The Emerging Markets Linked Benchmark provides a means to compare the Fund's average annual returns to a secondary benchmark that takes into account historical changes in the Fund's primary benchmark. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class S Calendar Year Total Returns

Highest Quartely Return: 39.59% (2Q/09) Lowest Quartely Return: (29.79)% (4Q/08)

Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns - Russell Emerging Markets Fund	1 Year	5 Years	10 Years
Class A Shares	(22.91%)	1.35%	13.04%
Class C Shares	(18.83%)	1.79%	12.90%
Class E Shares	(18.22%)	2.55%	13.72%
Class Y Shares	(17.88%)	2.93%	14.04%
Class S Shares	(18.00%)	2.82%	13.98%
Class S Shares Return After Taxes on Distributions	(18.46%)	1.72%	13.05%
Class S Shares Return After Taxes on Distributions and Sale of Fund Shares	(10.53%)	2.48%	12.69%
Russell Emerging Markets Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees, expenses or taxes)	(19.40%)	2.46%	13.38%
Emerging Markets Linked Benchmark (reflects no deduction for fees, expenses or taxes)	(19.40%)	2.16%	13.72%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Russell Emerging Markets Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.15%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%	[2]
1 Year	rr_ExpenseExampleYear01	746
3 Years	rr_ExpenseExampleYear03	1,106
5 Years	rr_ExpenseExampleYear05	1,489
10 Years	rr_ExpenseExampleYear10	2,559
1 Year	rr_AverageAnnualReturnYear01	(22.91%)
5 Years	rr_AverageAnnualReturnYear05	1.35%
10 Years	rr_AverageAnnualReturnYear10	13.04%
Russell Emerging Markets Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.15%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.63%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.54%	[2]
1 Year	rr_ExpenseExampleYear01	257
3 Years	rr_ExpenseExampleYear03	791
5 Years	rr_ExpenseExampleYear05	1,350
10 Years	rr_ExpenseExampleYear10	2,875
1 Year	rr_AverageAnnualReturnYear01	(18.83%)
5 Years	rr_AverageAnnualReturnYear05	1.79%
10 Years	rr_AverageAnnualReturnYear10	12.90%
Russell Emerging Markets Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.15%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.63%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%	[2]
1 Year	rr_ExpenseExampleYear01	182
3 Years	rr_ExpenseExampleYear03	563
5 Years	rr_ExpenseExampleYear05	970
10 Years	rr_ExpenseExampleYear10	2,105
1 Year	rr_AverageAnnualReturnYear01	(18.22%)
5 Years	rr_AverageAnnualReturnYear05	2.55%
10 Years	rr_AverageAnnualReturnYear10	13.72%
Russell Emerging Markets Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.15%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%	[2]
1 Year	rr_ExpenseExampleYear01	157
3 Years	rr_ExpenseExampleYear03	486
5 Years	rr_ExpenseExampleYear05	839
10 Years	rr_ExpenseExampleYear10	1,834
Annual Return 2002	rr_AnnualReturn2002	(7.50%)
Annual Return 2003	rr_AnnualReturn2003	58.19%
Annual Return 2004	rr_AnnualReturn2004	27.89%
Annual Return 2005	rr_AnnualReturn2005	31.15%
Annual Return 2006	rr_AnnualReturn2006	31.24%
Annual Return 2007	rr_AnnualReturn2007	38.10%
Annual Return 2008	rr_AnnualReturn2008	(54.09%)
Annual Return 2009	rr_AnnualReturn2009	84.05%
Annual Return 2010	rr_AnnualReturn2010	20.10%
Annual Return 2011	rr_AnnualReturn2011	(18.00%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quartely Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	39.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quartely Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.79%)
1 Year	rr_AverageAnnualReturnYear01	(18.00%)
5 Years	rr_AverageAnnualReturnYear05	2.82%
10 Years	rr_AverageAnnualReturnYear10	13.98%
Russell Emerging Markets Fund | Class S Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.46%)
5 Years	rr_AverageAnnualReturnYear05	1.72%
10 Years	rr_AverageAnnualReturnYear10	13.05%
Russell Emerging Markets Fund | Class S Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.53%)
5 Years	rr_AverageAnnualReturnYear05	2.48%
10 Years	rr_AverageAnnualReturnYear10	12.69%
Russell Emerging Markets Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.15%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%	[2]
1 Year	rr_ExpenseExampleYear01	138
3 Years	rr_ExpenseExampleYear03	431
5 Years	rr_ExpenseExampleYear05	745
10 Years	rr_ExpenseExampleYear10	1,635
1 Year	rr_AverageAnnualReturnYear01	(17.88%)
5 Years	rr_AverageAnnualReturnYear05	2.93%
10 Years	rr_AverageAnnualReturnYear10	14.04%
Russell Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell Emerging Markets Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 169 and 171, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 24 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 73% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	73.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund principally invests in equity securities, including common stock and preferred stock of companies that are economically tied to emerging market countries and in depositary receipts. The Fund has a non-fundamental policy to invest, under normal circumstances at least 80% of the value of its net assets in emerging market companies. The Fund invests in large, medium and small capitalization companies. The Fund's securities are denominated principally in foreign currencies and are typically held outside the U.S. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund usually, but not always, pursues a strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. RIMCo may seek to manage risk in the Fund's investment portfolio by increasing cash reserves, not being fully invested, buying and selling portfolio securities, and through the use of various instruments, including futures, options, swaps, and short-term investments. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Non-U.S. Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.
  Emerging Markets Equity Securities . Investing in emerging market equity securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets equity securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Depositary Receipts . Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying international securities.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quartely Return: 39.59% (2Q/09) Lowest Quartely Return: (29.79)% (4Q/08)

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Effective January 1, 2011, RIMCo changed the Fund's primary benchmark from the MSCI Emerging Markets Index (net of tax on dividends from foreign holdings) to the Russell Emerging Markets Index (net of tax on dividends from foreign holdings). The Emerging Markets Linked Benchmark represents the returns of the MSCI Emerging Markets Index (net) through December 31, 2010 and the returns of the Russell Emerging Markets Index (net) thereafter. The Emerging Markets Linked Benchmark provides a means to compare the Fund's average annual returns to a secondary benchmark that takes into account historical changes in the Fund's primary benchmark. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Russell Emerging Markets Fund | Russell Emerging Markets Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(19.40%)
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	13.38%
Russell Emerging Markets Fund | Emerging Markets Linked Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(19.40%)
5 Years	rr_AverageAnnualReturnYear05	2.16%
10 Years	rr_AverageAnnualReturnYear10	13.72%

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	"Total Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests. The Fund's proportionate share of these operating expenses are reflected under "Acquired Fund Fees and Expenses."

Russell Tax-Managed U.S. Large Cap Fund
Russell Tax-Managed U.S. Large Cap Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth on an after-tax basis.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 169 and 171, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 24 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Russell Tax-Managed U.S. Large Cap Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Russell Tax-Managed U.S. Large Cap Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares
Advisory Fee	[1]	0.70%	0.70%	0.70%	0.70%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none
Other Expenses	[1]	0.31%	0.56%	0.56%	0.31%
Total Annual Fund Operating Expenses	[1]	1.26%	2.01%	1.26%	1.01%
Less Fee Waivers and Expense Reimbursements	[1]	none	(0.04%)	(0.04%)	(0.04%)
Net Annual Fund Operating Expenses	[1]	1.26%	1.97%	1.22%	0.97%
[1]	Until February 28, 2013, RFSC has contractually agreed to waive 0.04% of its transfer agency fees for Class C, E and S Shares. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - Russell Tax-Managed U.S. Large Cap Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class S Shares
1 Year	696	200	124	99
3 Years	952	627	396	318
5 Years	1,227	1,079	688	554
10 Years	2,010	2,334	1,519	1,233

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund invests principally in common stocks of large capitalization U.S. companies. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in large capitalization companies economically tied to the U.S. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund seeks to realize capital growth while considering shareholder tax consequences arising from the Fund's portfolio management activities. The Fund typically buys stocks with the intention of holding them long enough to qualify for long-term capital gains tax treatment. Stocks may, however, be sold at a point where short-term capital gains are realized if one of the Fund's money managers believes it is appropriate in that case to do so or as a result of redemption activity. The Fund usually, but not always, pursues a strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. RIMCo may seek to manage risk in the Fund's investment portfolio by increasing cash reserves, not being fully invested, buying and selling portfolio securities, and through the use of various instruments, including futures, options, swaps, and short-term investments. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Tax-Sensitive Management . Tax-managed strategies may provide a lower return before consideration of federal income tax consequences than other mutual funds that are not tax-managed. Money managers with distinct and different investment approaches are selected in an attempt to reduce overlap in holdings across money managers and reduce the instance of wash sales. To the extent that wash sales occur from time to time, the ability of the Fund to achieve its investment objective may be impacted. Unexpected large redemptions could require the Fund to sell portfolio securities resulting in its realization of net capital gains.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) . ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance.After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class S Calendar Year Total Returns

Highest Quarterly Return: 17.08% (2Q/09) Lowest Quarterly Return: (23.89)% (4Q/08)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns - Russell Tax-Managed U.S. Large Cap Fund	1 Year	5 Years	10 Years
Class A Shares	(6.87%)	(1.98%)	1.15%
Class C Shares	(1.94%)	(1.55%)	0.98%
Class E Shares	(1.13%)	(0.79%)	1.77%
Class S Shares	(0.93%)	(0.55%)	2.01%
Class S Shares Return After Taxes on Distributions	(0.97%)	(0.66%)	1.88%
Class S Shares Return After Taxes on Distributions and Sale of Fund Shares	(0.54%)	(0.48%)	1.70%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Russell Tax-Managed U.S. Large Cap Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.26%	[2]
1 Year	rr_ExpenseExampleYear01	696
3 Years	rr_ExpenseExampleYear03	952
5 Years	rr_ExpenseExampleYear05	1,227
10 Years	rr_ExpenseExampleYear10	2,010
1 Year	rr_AverageAnnualReturnYear01	(6.87%)
5 Years	rr_AverageAnnualReturnYear05	(1.98%)
10 Years	rr_AverageAnnualReturnYear10	1.15%
Russell Tax-Managed U.S. Large Cap Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.56%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.97%	[2]
1 Year	rr_ExpenseExampleYear01	200
3 Years	rr_ExpenseExampleYear03	627
5 Years	rr_ExpenseExampleYear05	1,079
10 Years	rr_ExpenseExampleYear10	2,334
1 Year	rr_AverageAnnualReturnYear01	(1.94%)
5 Years	rr_AverageAnnualReturnYear05	(1.55%)
10 Years	rr_AverageAnnualReturnYear10	0.98%
Russell Tax-Managed U.S. Large Cap Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.56%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.22%	[2]
1 Year	rr_ExpenseExampleYear01	124
3 Years	rr_ExpenseExampleYear03	396
5 Years	rr_ExpenseExampleYear05	688
10 Years	rr_ExpenseExampleYear10	1,519
1 Year	rr_AverageAnnualReturnYear01	(1.13%)
5 Years	rr_AverageAnnualReturnYear05	(0.79%)
10 Years	rr_AverageAnnualReturnYear10	1.77%
Russell Tax-Managed U.S. Large Cap Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.97%	[2]
1 Year	rr_ExpenseExampleYear01	99
3 Years	rr_ExpenseExampleYear03	318
5 Years	rr_ExpenseExampleYear05	554
10 Years	rr_ExpenseExampleYear10	1,233
Annual Return 2002	rr_AnnualReturn2002	(25.26%)
Annual Return 2003	rr_AnnualReturn2003	28.46%
Annual Return 2004	rr_AnnualReturn2004	12.60%
Annual Return 2005	rr_AnnualReturn2005	4.48%
Annual Return 2006	rr_AnnualReturn2006	11.09%
Annual Return 2007	rr_AnnualReturn2007	7.56%
Annual Return 2008	rr_AnnualReturn2008	(41.64%)
Annual Return 2009	rr_AnnualReturn2009	33.48%
Annual Return 2010	rr_AnnualReturn2010	17.18%
Annual Return 2011	rr_AnnualReturn2011	(0.93%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.89%)
1 Year	rr_AverageAnnualReturnYear01	(0.93%)
5 Years	rr_AverageAnnualReturnYear05	(0.55%)
10 Years	rr_AverageAnnualReturnYear10	2.01%
Russell Tax-Managed U.S. Large Cap Fund | Class S Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.97%)
5 Years	rr_AverageAnnualReturnYear05	(0.66%)
10 Years	rr_AverageAnnualReturnYear10	1.88%
Russell Tax-Managed U.S. Large Cap Fund | Class S Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.54%)
5 Years	rr_AverageAnnualReturnYear05	(0.48%)
10 Years	rr_AverageAnnualReturnYear10	1.70%
Russell Tax-Managed U.S. Large Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell Tax-Managed U.S. Large Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth on an after-tax basis.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 169 and 171, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 24 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests principally in common stocks of large capitalization U.S. companies. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in large capitalization companies economically tied to the U.S. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund seeks to realize capital growth while considering shareholder tax consequences arising from the Fund's portfolio management activities. The Fund typically buys stocks with the intention of holding them long enough to qualify for long-term capital gains tax treatment. Stocks may, however, be sold at a point where short-term capital gains are realized if one of the Fund's money managers believes it is appropriate in that case to do so or as a result of redemption activity. The Fund usually, but not always, pursues a strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. RIMCo may seek to manage risk in the Fund's investment portfolio by increasing cash reserves, not being fully invested, buying and selling portfolio securities, and through the use of various instruments, including futures, options, swaps, and short-term investments. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Tax-Sensitive Management . Tax-managed strategies may provide a lower return before consideration of federal income tax consequences than other mutual funds that are not tax-managed. Money managers with distinct and different investment approaches are selected in an attempt to reduce overlap in holdings across money managers and reduce the instance of wash sales. To the extent that wash sales occur from time to time, the ability of the Fund to achieve its investment objective may be impacted. Unexpected large redemptions could require the Fund to sell portfolio securities resulting in its realization of net capital gains.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) . ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 17.08% (2Q/09) Lowest Quarterly Return: (23.89)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance.After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Russell Tax-Managed U.S. Large Cap Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	Until February 28, 2013, RFSC has contractually agreed to waive 0.04% of its transfer agency fees for Class C, E and S Shares. This waiver may not be terminated during the relevant period except with Board approval.

Russell Tax-Managed U.S. Mid & Small Cap Fund
Russell Tax-Managed U.S. Mid & Small Cap Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth on an after-tax basis.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 169 and 171, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 24 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Russell Tax-Managed U.S. Mid & Small Cap Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Russell Tax-Managed U.S. Mid & Small Cap Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares
Advisory Fee	[1]	0.98%	0.98%	0.98%	0.98%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none
Other Expenses	[1]	0.38%	0.63%	0.63%	0.38%
Total Annual Fund Operating Expenses	[1]	1.61%	2.36%	1.61%	1.36%
Less Fee Waivers and Expense Reimbursements	[1]	(0.08%)	(0.11%)	(0.11%)	(0.11%)
Net Annual Fund Operating Expenses	[1]	1.53%	2.25%	1.50%	1.25%
[1]	Until February 28, 2013, RIMCo has contractually agreed to waive, up to the full amount of its 0.98% advisory fees and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 1.10% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. Until February 28, 2013, RFSC has contractually agreed to waive 0.03% of its transfer agency fees for Class C, E and S Shares. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - Russell Tax-Managed U.S. Mid & Small Cap Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class S Shares
1 Year	722	228	153	127
3 Years	1,046	726	497	420
5 Years	1,394	1,251	866	734
10 Years	2,370	2,688	1,902	1,626

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund invests principally in common stocks of medium and small capitalization U.S. companies. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in medium and small capitalization companies economically tied to the U.S. The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts ("REITs"), that own and/or manage properties. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund seeks to realize capital growth while considering shareholder tax consequences arising from the Fund's portfolio management activities. The Fund typically buys stocks with the intention of holding them long enough to qualify for long-term capital gains tax treatment. Stocks may, however, be sold at a point where short-term capital gains are realized if one of the Funds' money managers believes it is most appropriate in that case to do so or as a result of redemption activity. The Fund usually, but not always, pursues a strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. RIMCo may seek to manage risk in the Fund's investment portfolio by increasing cash reserves, not being fully invested, buying and selling portfolio securities, and through the use of various instruments, including futures, options, swaps, and short-term investments. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Tax-Sensitive Management . Tax-managed strategies may provide a lower return before consideration of federal income tax consequences than other mutual funds that are not tax-managed. Money managers with distinct and different investment approaches are selected in an attempt to reduce overlap in holdings across money managers and reduce the instance of wash sales. To the extent that wash sales occur from time to time, the ability of the Fund to achieve its investment objective may be impacted. Unexpected large redemptions could require the Fund to sell portfolio securities resulting in its realization of net capital gains.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) . ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  REITs . REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance.After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class S Calendar Year Total Returns

Highest Quarterly Return:
22.75% (2Q/09)
Lowest Quarterly Return:
(26.01)% (4Q/08)

Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns - Russell Tax-Managed U.S. Mid & Small Cap Fund	1 Year	5 Years	10 Years
Class A Shares	(6.33%)	1.21%	5.49%
Class C Shares	(1.34%)	1.64%	5.31%
Class E Shares	(0.62%)	2.41%	6.11%
Class S Shares	(0.34%)	2.67%	6.38%
Class S Shares Return After Taxes on Distributions	(0.34%)	2.35%	6.19%
Class S Shares Return After Taxes on Distributions and Sale of Fund Shares	(0.22%)	2.22%	5.58%
Russell 2500 Index (reflects no deduction for fees, expenses or taxes)	(2.51%)	1.24%	6.57%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Russell Tax-Managed U.S. Mid & Small Cap Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.98%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.53%	[2]
1 Year	rr_ExpenseExampleYear01	722
3 Years	rr_ExpenseExampleYear03	1,046
5 Years	rr_ExpenseExampleYear05	1,394
10 Years	rr_ExpenseExampleYear10	2,370
1 Year	rr_AverageAnnualReturnYear01	(6.33%)
5 Years	rr_AverageAnnualReturnYear05	1.21%
10 Years	rr_AverageAnnualReturnYear10	5.49%
Russell Tax-Managed U.S. Mid & Small Cap Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.98%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.63%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.36%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.25%	[2]
1 Year	rr_ExpenseExampleYear01	228
3 Years	rr_ExpenseExampleYear03	726
5 Years	rr_ExpenseExampleYear05	1,251
10 Years	rr_ExpenseExampleYear10	2,688
1 Year	rr_AverageAnnualReturnYear01	(1.34%)
5 Years	rr_AverageAnnualReturnYear05	1.64%
10 Years	rr_AverageAnnualReturnYear10	5.31%
Russell Tax-Managed U.S. Mid & Small Cap Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.98%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.63%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.50%	[2]
1 Year	rr_ExpenseExampleYear01	153
3 Years	rr_ExpenseExampleYear03	497
5 Years	rr_ExpenseExampleYear05	866
10 Years	rr_ExpenseExampleYear10	1,902
1 Year	rr_AverageAnnualReturnYear01	(0.62%)
5 Years	rr_AverageAnnualReturnYear05	2.41%
10 Years	rr_AverageAnnualReturnYear10	6.11%
Russell Tax-Managed U.S. Mid & Small Cap Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.98%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.25%	[2]
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	420
5 Years	rr_ExpenseExampleYear05	734
10 Years	rr_ExpenseExampleYear10	1,626
Annual Return 2002	rr_AnnualReturn2002	(17.45%)
Annual Return 2003	rr_AnnualReturn2003	37.26%
Annual Return 2004	rr_AnnualReturn2004	16.98%
Annual Return 2005	rr_AnnualReturn2005	7.93%
Annual Return 2006	rr_AnnualReturn2006	13.68%
Annual Return 2007	rr_AnnualReturn2007	5.70%
Annual Return 2008	rr_AnnualReturn2008	(35.73%)
Annual Return 2009	rr_AnnualReturn2009	33.64%
Annual Return 2010	rr_AnnualReturn2010	26.12%
Annual Return 2011	rr_AnnualReturn2011	(0.34%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.01%)
1 Year	rr_AverageAnnualReturnYear01	(0.34%)
5 Years	rr_AverageAnnualReturnYear05	2.67%
10 Years	rr_AverageAnnualReturnYear10	6.38%
Russell Tax-Managed U.S. Mid & Small Cap Fund | Class S Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.34%)
5 Years	rr_AverageAnnualReturnYear05	2.35%
10 Years	rr_AverageAnnualReturnYear10	6.19%
Russell Tax-Managed U.S. Mid & Small Cap Fund | Class S Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.22%)
5 Years	rr_AverageAnnualReturnYear05	2.22%
10 Years	rr_AverageAnnualReturnYear10	5.58%
Russell Tax-Managed U.S. Mid & Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell Tax-Managed U.S. Mid & Small Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth on an after-tax basis.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 169 and 171, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 24 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests principally in common stocks of medium and small capitalization U.S. companies. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in medium and small capitalization companies economically tied to the U.S. The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts ("REITs"), that own and/or manage properties. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund seeks to realize capital growth while considering shareholder tax consequences arising from the Fund's portfolio management activities. The Fund typically buys stocks with the intention of holding them long enough to qualify for long-term capital gains tax treatment. Stocks may, however, be sold at a point where short-term capital gains are realized if one of the Funds' money managers believes it is most appropriate in that case to do so or as a result of redemption activity. The Fund usually, but not always, pursues a strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. RIMCo may seek to manage risk in the Fund's investment portfolio by increasing cash reserves, not being fully invested, buying and selling portfolio securities, and through the use of various instruments, including futures, options, swaps, and short-term investments. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Tax-Sensitive Management . Tax-managed strategies may provide a lower return before consideration of federal income tax consequences than other mutual funds that are not tax-managed. Money managers with distinct and different investment approaches are selected in an attempt to reduce overlap in holdings across money managers and reduce the instance of wash sales. To the extent that wash sales occur from time to time, the ability of the Fund to achieve its investment objective may be impacted. Unexpected large redemptions could require the Fund to sell portfolio securities resulting in its realization of net capital gains.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) . ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  REITs . REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return:
22.75% (2Q/09)
Lowest Quarterly Return:
(26.01)% (4Q/08)

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance.After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Russell Tax-Managed U.S. Mid & Small Cap Fund | Russell 2500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.51%)
5 Years	rr_AverageAnnualReturnYear05	1.24%
10 Years	rr_AverageAnnualReturnYear10	6.57%

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	Until February 28, 2013, RIMCo has contractually agreed to waive, up to the full amount of its 0.98% advisory fees and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 1.10% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. Until February 28, 2013, RFSC has contractually agreed to waive 0.03% of its transfer agency fees for Class C, E and S Shares. This waiver may not be terminated during the relevant period except with Board approval.

Russell Global Opportunistic Credit Fund
Russell Global Opportunistic Credit Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide total return.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 169 and 171, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 24 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Russell Global Opportunistic Credit Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.75%	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Russell Global Opportunistic Credit Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
Advisory Fee	[1]	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none
Other Expenses	[1]	0.33%	0.58%	0.58%	0.33%	0.15%
Total Annual Fund Operating Expenses	[1]	1.58%	2.33%	1.58%	1.33%	1.15%
Less Fee Waivers and Expense Reimbursements	[1]	(0.36%)	(0.36%)	(0.36%)	(0.36%)	(0.27%)
Net Annual Fund Operating Expenses	[1]	1.22%	1.97%	1.22%	0.97%	0.88%
[1]	"Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests. "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal year ended October 31, 2011. Until February 28, 2013, RIMCo has contractually agreed to waive 0.27% of its 1.00% advisory fee. This waiver may not be terminated during the relevant period except with Board approval. Until February 28, 2013, RFSC has contractually agreed to waive 0.09% of its transfer agency fees for Class A, C, E and S Shares. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - Russell Global Opportunistic Credit Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
1 Year	495	200	124	99	90
3 Years	821	693	464	386	339
5 Years	1,170	1,213	826	694	607
10 Years	2,154	2,638	1,848	1,570	1,373

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 126% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund invests principally in bonds. The Fund invests in various tactical global bond opportunities including high yield debt securities, emerging markets debt securities (including Brady Bonds), corporate debt securities, Yankee Bonds (dollar denominated obligations issued in the U.S. by non-U.S. banks and corporations), government securities (including non-U.S. and emerging markets sovereign debt) and investment grade securities. The Fund may invest, without limitation in debt securities that are rated below investment grade (commonly referred to as high yield or "junk bonds"). The Fund may invest without limitation in securities denominated in foreign currencies, in U.S. dollar-denominated securities of foreign issuers and in emerging markets debt securities. The Fund also purchases loans and other direct indebtedness. The Fund may enter into repurchase agreements. The Fund invests in certain types of derivative instruments, including synthetic foreign fixed income securities. A money manager may seek to protect its investments for the Fund against adverse currency exchange rate changes by purchasing forward currency contracts. The Fund may also engage in currency transactions for speculative purposes.

A portion of the Fund's net assets may be "illiquid" securities. The Fund is classified as a "non-diversified fund" under the Investment Company Act which means that a relatively high percentage of the Fund's assets may be invested in a limited number of issuers. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in bonds. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund usually, but not always, pursues a strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets or market/sector returns by purchasing fixed income securities and/or derivatives, which typically include total return swaps and index credit default swaps. RIMCo may seek to manage risk in the Fund's investment portfolio by increasing cash reserves, not being fully invested, buying and selling portfolio securities, and through the use of various instruments, including futures, options, swaps, and short-term investments. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Fixed Income Securities . Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds") . Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S Corporate Debt Securities Risk . Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities . Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Loans and Other Direct Indebtedness . Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements . Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Yankee Bonds and Yankee CDs . Issuers are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
  Synthetic Foreign Equity/Fixed Income Securities . Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to liquidity risk, foreign risk and currency risk. In addition, the exercise or settlement date may be affected by certain market disruption events which could cause the local access products to become worthless if the events continue for a period of time.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Leveraging Risk . Leverage tends to exaggerate the effect of any increase or decrease in the value of a security.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Illiquid Securities . An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Non-Diversification Risk . To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund's performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

 Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class S Calendar Year Total Returns

Highest Quarter
5.71% (4Q/11)

Lowest Quarter
(5.08)% (3Q/11)

Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns - Russell Global Opportunistic Credit Fund		1 Year	Since Inception		Inception Date
Class A Shares		(0.53%)	(0.15%)	[1]	Oct 1, 2010
Class C Shares		2.63%	2.26%	[1]	Oct 1, 2010
Class E Shares		3.30%	2.96%	[1]	Oct 1, 2010
Class Y Shares		3.79%	3.41%	[1]	Oct 1, 2010
Class S Shares		3.60%	3.25%	[1]	Oct 1, 2010
Class S Shares Return After Taxes on Distributions		1.32%	1.16%	[1]	Oct 1, 2010
Class S Shares Return After Taxes on Distributions and Sale of Fund Shares		2.34%	1.56%	[1]	Oct 1, 2010
Bank of America Merrill Lynch Global High Yield Index (USD hedged) (reflects no deduction for fees, expenses or taxes)	[2]	2.63%	4.51%	[1]
Bank of America Merrill Lynch Global High Yield Index (USD unhedged) (reflects no deduction for fees, expenses or taxes)	[2]	2.63%	3.81%	[1]
[1]	The Fund first issued Class A, C, E, S and Y Shares on October 1, 2010.
[2]	Effective January 1, 2012, RIMCo changed the Fund's primary benchmark from the Bank of America Merrill Lynch Global High Yield Index (USD unhedged) to the Bank of America Merrill Lynch Global High Yield Index (USD hedged). RIMCo believes that the USD hedged index is a more appropriate benchmark for the Fund

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Russell Global Opportunistic Credit Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.00%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.22%	[2]
1 Year	rr_ExpenseExampleYear01	495
3 Years	rr_ExpenseExampleYear03	821
5 Years	rr_ExpenseExampleYear05	1,170
10 Years	rr_ExpenseExampleYear10	2,154
1 Year	rr_AverageAnnualReturnYear01	(0.53%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.15%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2010
Russell Global Opportunistic Credit Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.00%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.58%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.33%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.97%	[2]
1 Year	rr_ExpenseExampleYear01	200
3 Years	rr_ExpenseExampleYear03	693
5 Years	rr_ExpenseExampleYear05	1,213
10 Years	rr_ExpenseExampleYear10	2,638
1 Year	rr_AverageAnnualReturnYear01	2.63%
Since Inception	rr_AverageAnnualReturnSinceInception	2.26%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2010
Russell Global Opportunistic Credit Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.00%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.58%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.22%	[2]
1 Year	rr_ExpenseExampleYear01	124
3 Years	rr_ExpenseExampleYear03	464
5 Years	rr_ExpenseExampleYear05	826
10 Years	rr_ExpenseExampleYear10	1,848
1 Year	rr_AverageAnnualReturnYear01	3.30%
Since Inception	rr_AverageAnnualReturnSinceInception	2.96%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2010
Russell Global Opportunistic Credit Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.00%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.97%	[2]
1 Year	rr_ExpenseExampleYear01	99
3 Years	rr_ExpenseExampleYear03	386
5 Years	rr_ExpenseExampleYear05	694
10 Years	rr_ExpenseExampleYear10	1,570
Annual Return 2011	rr_AnnualReturn2011	3.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.08%)
1 Year	rr_AverageAnnualReturnYear01	3.60%
Since Inception	rr_AverageAnnualReturnSinceInception	3.25%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2010
Russell Global Opportunistic Credit Fund | Class S Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.32%
Since Inception	rr_AverageAnnualReturnSinceInception	1.16%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2010
Russell Global Opportunistic Credit Fund | Class S Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.34%
Since Inception	rr_AverageAnnualReturnSinceInception	1.56%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2010
Russell Global Opportunistic Credit Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.00%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.88%	[2]
1 Year	rr_ExpenseExampleYear01	90
3 Years	rr_ExpenseExampleYear03	339
5 Years	rr_ExpenseExampleYear05	607
10 Years	rr_ExpenseExampleYear10	1,373
1 Year	rr_AverageAnnualReturnYear01	3.79%
Since Inception	rr_AverageAnnualReturnSinceInception	3.41%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2010
Russell Global Opportunistic Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell Global Opportunistic Credit Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 169 and 171, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 24 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 126% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	126.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests principally in bonds. The Fund invests in various tactical global bond opportunities including high yield debt securities, emerging markets debt securities (including Brady Bonds), corporate debt securities, Yankee Bonds (dollar denominated obligations issued in the U.S. by non-U.S. banks and corporations), government securities (including non-U.S. and emerging markets sovereign debt) and investment grade securities. The Fund may invest, without limitation in debt securities that are rated below investment grade (commonly referred to as high yield or "junk bonds"). The Fund may invest without limitation in securities denominated in foreign currencies, in U.S. dollar-denominated securities of foreign issuers and in emerging markets debt securities. The Fund also purchases loans and other direct indebtedness. The Fund may enter into repurchase agreements. The Fund invests in certain types of derivative instruments, including synthetic foreign fixed income securities. A money manager may seek to protect its investments for the Fund against adverse currency exchange rate changes by purchasing forward currency contracts. The Fund may also engage in currency transactions for speculative purposes.

A portion of the Fund's net assets may be "illiquid" securities. The Fund is classified as a "non-diversified fund" under the Investment Company Act which means that a relatively high percentage of the Fund's assets may be invested in a limited number of issuers. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in bonds. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund usually, but not always, pursues a strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets or market/sector returns by purchasing fixed income securities and/or derivatives, which typically include total return swaps and index credit default swaps. RIMCo may seek to manage risk in the Fund's investment portfolio by increasing cash reserves, not being fully invested, buying and selling portfolio securities, and through the use of various instruments, including futures, options, swaps, and short-term investments. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Fixed Income Securities . Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds") . Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S Corporate Debt Securities Risk . Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities . Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Loans and Other Direct Indebtedness . Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements . Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Yankee Bonds and Yankee CDs . Issuers are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
  Synthetic Foreign Equity/Fixed Income Securities . Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to liquidity risk, foreign risk and currency risk. In addition, the exercise or settlement date may be affected by certain market disruption events which could cause the local access products to become worthless if the events continue for a period of time.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Leveraging Risk . Leverage tends to exaggerate the effect of any increase or decrease in the value of a security.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Illiquid Securities . An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Non-Diversification Risk . To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund's performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk . To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund's performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter
5.71% (4Q/11)

Lowest Quarter
(5.08)% (3Q/11)

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective January 1, 2012, RIMCo changed the Fund's primary benchmark from the Bank of America Merrill Lynch Global High Yield Index (USD unhedged) to the Bank of America Merrill Lynch Global High Yield Index (USD hedged). RIMCo believes that the USD hedged index is a more appropriate benchmark for the Fund
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

 Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Russell Global Opportunistic Credit Fund | Bank of America Merrill Lynch Global High Yield Index (USD hedged) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.63%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.51%	[3],[4]
Russell Global Opportunistic Credit Fund | Bank of America Merrill Lynch Global High Yield Index (USD unhedged) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.63%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.81%	[3],[4]

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	"Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests. "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal year ended October 31, 2011. Until February 28, 2013, RIMCo has contractually agreed to waive 0.27% of its 1.00% advisory fee. This waiver may not be terminated during the relevant period except with Board approval. Until February 28, 2013, RFSC has contractually agreed to waive 0.09% of its transfer agency fees for Class A, C, E and S Shares. This waiver may not be terminated during the relevant period except with Board approval.
[3]	The Fund first issued Class A, C, E, S and Y Shares on October 1, 2010.
[4]	Effective January 1, 2012, RIMCo changed the Fund's primary benchmark from the Bank of America Merrill Lynch Global High Yield Index (USD unhedged) to the Bank of America Merrill Lynch Global High Yield Index (USD hedged). RIMCo believes that the USD hedged index is a more appropriate benchmark for the Fund

Russell Strategic Bond Fund
Russell Strategic Bond Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide current income,
and as a secondary objective, capital appreciation.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 169 and 171, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 24 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Russell Strategic Bond Fund		Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.75%	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Russell Strategic Bond Fund		Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
Advisory Fee	[1]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none	none
Other Expenses	[1]	0.29%	0.54%	0.54%	0.21%	0.29%	0.11%
Total Annual Fund Operating Expenses	[1]	1.04%	1.79%	1.04%	0.71%	0.79%	0.61%
Less Fee Waivers and Expense Reimbursements	[1]	(0.02%)	(0.02%)	(0.04%)	none	(0.02%)	none
Net Annual Fund Operating Expenses	[1]	1.02%	1.77%	1.00%	0.71%	0.77%	0.61%
[1]	"Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests. "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect a reduction in the advisory fee waiver for all classes of shares and in the transfer agency fee waiver for Class E Shares. Until February 28, 2013, RFSC has contractually agreed to waive 0.02% of its transfer agency fees for Class A, Class C and Class S Shares and 0.04% of its transfer agency fees for Class E Shares. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - Russell Strategic Bond Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
1 Year	475	180	102	73	79	62
3 Years	692	561	327	227	250	195
5 Years	926	968	570	395	437	340
10 Years	1,597	2,104	1,267	883	976	762

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 233% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund invests principally in bonds. The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade (commonly referred to as high-yield or "junk bonds"). The Fund invests in mortgage related securities, including mortgage-backed securities. The Fund also invests in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government or, to a lesser extent by non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality and (4) asset-backed securities. The Fund may invest in variable and floating rate securities. The Fund purchases loans and other direct indebtedness. The Fund may enter into repurchase agreements. More than 50% of the Fund's assets are U.S. dollar denominated but the Fund also invests in non-U.S. fixed income securities, including emerging market debt securities. The Fund may also invest in derivatives, including credit default swaps. A portion of the Fund's net assets may be illiquid. The duration of the Fund's portfolio typically ranges within 20% of the duration of the Barclays Capital U.S. Aggregate Bond Index, but may vary up to 35% from the Index's duration. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in bonds. The Fund employs multiple money managers, each with its own investment style. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund usually, but not always, pursues a strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets or to changes in interest rates or market/sector returns by purchasing fixed income securities and/or derivatives, which typically include exchange traded fixed income futures contracts. RIMCo may seek to manage risk in the Fund's investment portfolio by increasing cash reserves, not being fully invested, buying and selling portfolio securities, and through the use of various instruments, including futures, options, swaps, and short-term investments. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Fixed Income Securities . Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds") . Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S Corporate Debt Securities Risk . Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities . Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities . Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities . Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness . Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements . Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Yankee Bonds and Yankee CDs . Issuers are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Leveraging Risk . Leverage tends to exaggerate the effect of any increase or decrease in the value of a security.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Illiquid Securities . An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions and Subscriptions . The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Additionally, in a rising interest rate environment, large redemptions in fixed income funds may result in a lower yield for those funds. Likewise, if interest rates are decreasing, large subscription activity may result in a lower yield.

 Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class S Calendar Year Total Returns

Highest Quarterly Return: 8.46% (3Q/09) Lowest Quarterly Return: (4.16)% (3Q/08)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns - Russell Strategic Bond Fund	1 Year	5 Years	10 Years
Class A Shares	1.03%	5.03%	5.14%
Class C Shares	4.08%	5.30%	5.28%
Class E Shares	5.06%	5.91%	5.58%
Class I Shares	5.34%	6.17%	5.83%
Class Y Shares	5.44%	6.25%	5.88%
Class S Shares	5.30%	6.17%	5.83%
Class S Shares Return After Taxes on Distributions	3.82%	4.34%	4.11%
Class S Shares Return After Taxes on Distributions and Sale of Fund Shares	3.43%	4.19%	3.98%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.78%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Russell Strategic Bond Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.50%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.02%	[2]
1 Year	rr_ExpenseExampleYear01	475
3 Years	rr_ExpenseExampleYear03	692
5 Years	rr_ExpenseExampleYear05	926
10 Years	rr_ExpenseExampleYear10	1,597
1 Year	rr_AverageAnnualReturnYear01	1.03%
5 Years	rr_AverageAnnualReturnYear05	5.03%
10 Years	rr_AverageAnnualReturnYear10	5.14%
Russell Strategic Bond Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.50%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.77%	[2]
1 Year	rr_ExpenseExampleYear01	180
3 Years	rr_ExpenseExampleYear03	561
5 Years	rr_ExpenseExampleYear05	968
10 Years	rr_ExpenseExampleYear10	2,104
1 Year	rr_AverageAnnualReturnYear01	4.08%
5 Years	rr_AverageAnnualReturnYear05	5.30%
10 Years	rr_AverageAnnualReturnYear10	5.28%
Russell Strategic Bond Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.50%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.00%	[2]
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	327
5 Years	rr_ExpenseExampleYear05	570
10 Years	rr_ExpenseExampleYear10	1,267
1 Year	rr_AverageAnnualReturnYear01	5.06%
5 Years	rr_AverageAnnualReturnYear05	5.91%
10 Years	rr_AverageAnnualReturnYear10	5.58%
Russell Strategic Bond Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.50%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.71%	[2]
1 Year	rr_ExpenseExampleYear01	73
3 Years	rr_ExpenseExampleYear03	227
5 Years	rr_ExpenseExampleYear05	395
10 Years	rr_ExpenseExampleYear10	883
1 Year	rr_AverageAnnualReturnYear01	5.34%
5 Years	rr_AverageAnnualReturnYear05	6.17%
10 Years	rr_AverageAnnualReturnYear10	5.83%
Russell Strategic Bond Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.50%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.77%	[2]
1 Year	rr_ExpenseExampleYear01	79
3 Years	rr_ExpenseExampleYear03	250
5 Years	rr_ExpenseExampleYear05	437
10 Years	rr_ExpenseExampleYear10	976
Annual Return 2002	rr_AnnualReturn2002	8.67%
Annual Return 2003	rr_AnnualReturn2003	7.40%
Annual Return 2004	rr_AnnualReturn2004	4.83%
Annual Return 2005	rr_AnnualReturn2005	2.55%
Annual Return 2006	rr_AnnualReturn2006	4.13%
Annual Return 2007	rr_AnnualReturn2007	6.40%
Annual Return 2008	rr_AnnualReturn2008	(8.40%)
Annual Return 2009	rr_AnnualReturn2009	18.64%
Annual Return 2010	rr_AnnualReturn2010	10.78%
Annual Return 2011	rr_AnnualReturn2011	5.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.16%)
1 Year	rr_AverageAnnualReturnYear01	5.30%
5 Years	rr_AverageAnnualReturnYear05	6.17%
10 Years	rr_AverageAnnualReturnYear10	5.83%
Russell Strategic Bond Fund | Class S Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.82%
5 Years	rr_AverageAnnualReturnYear05	4.34%
10 Years	rr_AverageAnnualReturnYear10	4.11%
Russell Strategic Bond Fund | Class S Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.43%
5 Years	rr_AverageAnnualReturnYear05	4.19%
10 Years	rr_AverageAnnualReturnYear10	3.98%
Russell Strategic Bond Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.50%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.61%	[2]
1 Year	rr_ExpenseExampleYear01	62
3 Years	rr_ExpenseExampleYear03	195
5 Years	rr_ExpenseExampleYear05	340
10 Years	rr_ExpenseExampleYear10	762
1 Year	rr_AverageAnnualReturnYear01	5.44%
5 Years	rr_AverageAnnualReturnYear05	6.25%
10 Years	rr_AverageAnnualReturnYear10	5.88%
Russell Strategic Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell Strategic Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and as a secondary objective, capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 169 and 171, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 24 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 233% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	233.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests principally in bonds. The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade (commonly referred to as high-yield or "junk bonds"). The Fund invests in mortgage related securities, including mortgage-backed securities. The Fund also invests in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government or, to a lesser extent by non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality and (4) asset-backed securities. The Fund may invest in variable and floating rate securities. The Fund purchases loans and other direct indebtedness. The Fund may enter into repurchase agreements. More than 50% of the Fund's assets are U.S. dollar denominated but the Fund also invests in non-U.S. fixed income securities, including emerging market debt securities. The Fund may also invest in derivatives, including credit default swaps. A portion of the Fund's net assets may be illiquid. The duration of the Fund's portfolio typically ranges within 20% of the duration of the Barclays Capital U.S. Aggregate Bond Index, but may vary up to 35% from the Index's duration. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in bonds. The Fund employs multiple money managers, each with its own investment style. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund usually, but not always, pursues a strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets or to changes in interest rates or market/sector returns by purchasing fixed income securities and/or derivatives, which typically include exchange traded fixed income futures contracts. RIMCo may seek to manage risk in the Fund's investment portfolio by increasing cash reserves, not being fully invested, buying and selling portfolio securities, and through the use of various instruments, including futures, options, swaps, and short-term investments. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Fixed Income Securities . Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds") . Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S Corporate Debt Securities Risk . Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities . Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities . Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities . Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness . Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements . Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Yankee Bonds and Yankee CDs . Issuers are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Leveraging Risk . Leverage tends to exaggerate the effect of any increase or decrease in the value of a security.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Illiquid Securities . An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions and Subscriptions . The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Additionally, in a rising interest rate environment, large redemptions in fixed income funds may result in a lower yield for those funds. Likewise, if interest rates are decreasing, large subscription activity may result in a lower yield.

 Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 8.46% (3Q/09) Lowest Quarterly Return: (4.16)% (3Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Russell Strategic Bond Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	"Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests. "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect a reduction in the advisory fee waiver for all classes of shares and in the transfer agency fee waiver for Class E Shares. Until February 28, 2013, RFSC has contractually agreed to waive 0.02% of its transfer agency fees for Class A, Class C and Class S Shares and 0.04% of its transfer agency fees for Class E Shares. This waiver may not be terminated during the relevant period except with Board approval.

Russell Investment Grade Bond Fund
Russell Investment Grade Bond Fund
Investment Objective (Fundamental)
The Fund seeks to provide current income and the preservation of capital.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 169 and 171, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 24 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Russell Investment Grade Bond Fund		Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.75%	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Russell Investment Grade Bond Fund		Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
Advisory Fee	[1]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none	none
Other Expenses	[1]	0.31%	0.56%	0.56%	0.23%	0.31%	0.13%
Total Annual Fund Operating Expenses	[1]	0.81%	1.56%	0.81%	0.48%	0.56%	0.38%
Less Waivers and Expense Reimbursements	[1]	none	none	(0.04%)	none	none	none
Net Annual Fund Operating Expenses	[1]	0.81%	1.56%	0.77%	0.48%	0.56%	0.38%
[1]	"Other Expenses" "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests. "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect a reduction in the transfer agency fee waiver for Class E Shares. Until February 28, 2013, RFSC has contractually agreed to waive 0.04% of its transfer agency fees for Class E Shares. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

 Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - Russell Investment Grade Bond Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
1 Year	455	159	79	49	57	39
3 Years	624	493	255	154	179	122
5 Years	808	850	446	269	313	213
10 Years	1,339	1,856	998	604	701	480

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 187% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund invests principally in bonds. The Fund will invest principally in securities of "investment grade" quality at the time of purchase. The Fund invests in mortgage related securities, including mortgage-backed securities. The Fund also invests in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government or, to a lesser extent by non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality and (4) asset-backed securities. The Fund may invest in variable and floating rate securities. The Fund purchases loans and other direct indebtedness. The Fund may enter into repurchase agreements. More than 50% of the Fund's assets are U.S. dollar denominated but the Fund also invests in non-U.S. fixed income securities, including emerging market debt securities. The Fund may also invest in derivatives, including credit default swaps. A portion of the Fund's net assets may be illiquid. The duration of the Fund's portfolio typically ranges within 20% of the duration of the Barclays Capital U.S. Aggregate Bond Index, but may vary up to 25% from the Index's duration. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in investment grade bonds. The Fund employs multiple money managers, each with its own investment style. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund usually, but not always, pursues a strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets or to changes in interest rates or market/sector returns by purchasing fixed income securities and/or derivatives, which typically include exchange traded fixed income futures contracts. RIMCo may seek to manage risk in the Fund's investment portfolio by increasing cash reserves, not being fully invested, buying and selling portfolio securities, and through the use of various instruments, including futures, options, swaps, and short-term investments. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Fixed Income Securities . Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  U.S. and Non-U.S Corporate Debt Securities Risk . Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities . Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities . Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities . Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness . Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements . Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Yankee Bonds and Yankee CDs . Issuers are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Leveraging Risk . Leverage tends to exaggerate the effect of any increase or decrease in the value of a security.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Illiquid Securities . An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions and Subscriptions . The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Additionally, in a rising interest rate environment, large redemptions in fixed income funds may result in a lower yield for those funds. Likewise, if interest rates are decreasing, large subscription activity may result in a lower yield.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class S Calendar Year Total Returns

Highest Quarterly Return:
6.87% (3Q/09)
Lowest Quarterly Return:
(2.82)% (3Q/08)

Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns - Russell Investment Grade Bond Fund	1 Year	5 Years	10 Years
Class A Shares	1.78%	5.38%	4.98%
Class C Shares	4.93%	5.42%	5.00%
Class E Shares	5.82%	6.21%	5.39%
Class I Shares	6.09%	6.47%	5.66%
Class Y Shares	6.19%	6.53%	5.72%
Class S Shares	5.97%	6.36%	5.61%
Class S Shares Return After Taxes on Distributions	4.71%	4.65%	3.82%
Class S Shares Return After Taxes on Distributions and Sale of Fund Shares	3.94%	4.44%	3.76%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.78%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Russell Investment Grade Bond Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.25%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%	[2]
Less Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.81%	[2]
1 Year	rr_ExpenseExampleYear01	455
3 Years	rr_ExpenseExampleYear03	624
5 Years	rr_ExpenseExampleYear05	808
10 Years	rr_ExpenseExampleYear10	1,339
1 Year	rr_AverageAnnualReturnYear01	1.78%
5 Years	rr_AverageAnnualReturnYear05	5.38%
10 Years	rr_AverageAnnualReturnYear10	4.98%
Russell Investment Grade Bond Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.25%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.56%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%	[2]
Less Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.56%	[2]
1 Year	rr_ExpenseExampleYear01	159
3 Years	rr_ExpenseExampleYear03	493
5 Years	rr_ExpenseExampleYear05	850
10 Years	rr_ExpenseExampleYear10	1,856
1 Year	rr_AverageAnnualReturnYear01	4.93%
5 Years	rr_AverageAnnualReturnYear05	5.42%
10 Years	rr_AverageAnnualReturnYear10	5.00%
Russell Investment Grade Bond Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.25%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.56%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%	[2]
Less Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.77%	[2]
1 Year	rr_ExpenseExampleYear01	79
3 Years	rr_ExpenseExampleYear03	255
5 Years	rr_ExpenseExampleYear05	446
10 Years	rr_ExpenseExampleYear10	998
1 Year	rr_AverageAnnualReturnYear01	5.82%
5 Years	rr_AverageAnnualReturnYear05	6.21%
10 Years	rr_AverageAnnualReturnYear10	5.39%
Russell Investment Grade Bond Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.25%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.48%	[2]
Less Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.48%	[2]
1 Year	rr_ExpenseExampleYear01	49
3 Years	rr_ExpenseExampleYear03	154
5 Years	rr_ExpenseExampleYear05	269
10 Years	rr_ExpenseExampleYear10	604
1 Year	rr_AverageAnnualReturnYear01	6.09%
5 Years	rr_AverageAnnualReturnYear05	6.47%
10 Years	rr_AverageAnnualReturnYear10	5.66%
Russell Investment Grade Bond Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.25%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%	[2]
Less Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.56%	[2]
1 Year	rr_ExpenseExampleYear01	57
3 Years	rr_ExpenseExampleYear03	179
5 Years	rr_ExpenseExampleYear05	313
10 Years	rr_ExpenseExampleYear10	701
Annual Return 2002	rr_AnnualReturn2002	9.57%
Annual Return 2003	rr_AnnualReturn2003	4.27%
Annual Return 2004	rr_AnnualReturn2004	4.36%
Annual Return 2005	rr_AnnualReturn2005	2.09%
Annual Return 2006	rr_AnnualReturn2006	4.18%
Annual Return 2007	rr_AnnualReturn2007	6.17%
Annual Return 2008	rr_AnnualReturn2008	(2.92%)
Annual Return 2009	rr_AnnualReturn2009	14.78%
Annual Return 2010	rr_AnnualReturn2010	8.57%
Annual Return 2011	rr_AnnualReturn2011	5.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.82%)
1 Year	rr_AverageAnnualReturnYear01	5.97%
5 Years	rr_AverageAnnualReturnYear05	6.36%
10 Years	rr_AverageAnnualReturnYear10	5.61%
Russell Investment Grade Bond Fund | Class S Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.71%
5 Years	rr_AverageAnnualReturnYear05	4.65%
10 Years	rr_AverageAnnualReturnYear10	3.82%
Russell Investment Grade Bond Fund | Class S Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.94%
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	3.76%
Russell Investment Grade Bond Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.25%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.38%	[2]
Less Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.38%	[2]
1 Year	rr_ExpenseExampleYear01	39
3 Years	rr_ExpenseExampleYear03	122
5 Years	rr_ExpenseExampleYear05	213
10 Years	rr_ExpenseExampleYear10	480
1 Year	rr_AverageAnnualReturnYear01	6.19%
5 Years	rr_AverageAnnualReturnYear05	6.53%
10 Years	rr_AverageAnnualReturnYear10	5.72%
Russell Investment Grade Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell Investment Grade Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 169 and 171, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 24 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 187% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	187.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

 Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests principally in bonds. The Fund will invest principally in securities of "investment grade" quality at the time of purchase. The Fund invests in mortgage related securities, including mortgage-backed securities. The Fund also invests in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government or, to a lesser extent by non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality and (4) asset-backed securities. The Fund may invest in variable and floating rate securities. The Fund purchases loans and other direct indebtedness. The Fund may enter into repurchase agreements. More than 50% of the Fund's assets are U.S. dollar denominated but the Fund also invests in non-U.S. fixed income securities, including emerging market debt securities. The Fund may also invest in derivatives, including credit default swaps. A portion of the Fund's net assets may be illiquid. The duration of the Fund's portfolio typically ranges within 20% of the duration of the Barclays Capital U.S. Aggregate Bond Index, but may vary up to 25% from the Index's duration. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in investment grade bonds. The Fund employs multiple money managers, each with its own investment style. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund usually, but not always, pursues a strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets or to changes in interest rates or market/sector returns by purchasing fixed income securities and/or derivatives, which typically include exchange traded fixed income futures contracts. RIMCo may seek to manage risk in the Fund's investment portfolio by increasing cash reserves, not being fully invested, buying and selling portfolio securities, and through the use of various instruments, including futures, options, swaps, and short-term investments. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Fixed Income Securities . Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  U.S. and Non-U.S Corporate Debt Securities Risk . Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities . Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities . Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities . Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness . Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements . Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Yankee Bonds and Yankee CDs . Issuers are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Leveraging Risk . Leverage tends to exaggerate the effect of any increase or decrease in the value of a security.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Illiquid Securities . An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions and Subscriptions . The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Additionally, in a rising interest rate environment, large redemptions in fixed income funds may result in a lower yield for those funds. Likewise, if interest rates are decreasing, large subscription activity may result in a lower yield.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return:
6.87% (3Q/09)
Lowest Quarterly Return:
(2.82)% (3Q/08)

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Russell Investment Grade Bond Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	"Other Expenses" "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests. "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect a reduction in the transfer agency fee waiver for Class E Shares. Until February 28, 2013, RFSC has contractually agreed to waive 0.04% of its transfer agency fees for Class E Shares. This waiver may not be terminated during the relevant period except with Board approval.

Russell Short Duration Bond Fund
Russell Short Duration Bond Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide current income and preservation of capital with a focus on short duration securities.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 169 and 171, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 24 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Russell Short Duration Bond Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.75%	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Russell Short Duration Bond Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
Advisory Fee	[1]	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none
Other Expenses	[1]	0.31%	0.56%	0.56%	0.31%	0.13%
Total Annual Fund Operating Expenses	[1]	1.01%	1.76%	1.01%	0.76%	0.58%
Less Fee Waivers and Expense Reimbursements	[1]	(0.13%)	(0.13%)	(0.13%)	(0.13%)	(0.05%)
Net Annual Fund Operating Expenses	[1]	0.88%	1.63%	0.88%	0.63%	0.53%
[1]	Until February 28, 2013, RIMCo has contractually agreed to waive 0.05% of its 0.45% advisory fee. This waiver may not be terminated during the relevant period except with Board approval. Until February 28, 2013, RFSC has contractually agreed to waive 0.08% of its transfer agency fees for Class A, C, E and S Shares. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - Russell Short Duration Bond Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
1 Year	461	166	90	64	54
3 Years	672	541	309	230	181
5 Years	900	942	545	410	319
10 Years	1,554	2,062	1,224	930	721

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 339% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund invests principally in bonds. The Fund defines short duration as a duration ranging from 0.5 to 3.0 years. The Fund has no restrictions on individual security duration. The Fund may invest up to 15% of its assets in debt securities that are rated below investment grade (commonly referred to as high-yield or "junk bonds"). The Fund invests in mortgage related securities, including mortgage-backed securities. The Fund also invests in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government or, to a lesser extent by non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality and (4) asset-backed securities. The Fund may invest in variable and floating rate securities. The Fund purchases loans and other direct indebtedness. The Fund may enter into repurchase agreements. More than 50% of the Fund's assets are U.S. dollar denominated but the Fund also invests in non-U.S. fixed income securities, including emerging market debt securities. The Fund may also invest in derivatives, including credit default swaps. A portion of the Fund's net assets may be illiquid. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in bonds. The Fund employs multiple money managers, each with its own investment style. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund usually, but not always, pursues a strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets or to changes in interest rates or market/sector returns by purchasing fixed income securities and/or derivatives, which typically include exchange traded fixed income futures contracts. RIMCo may seek to manage risk in the Fund's investment portfolio by increasing cash reserves, not being fully invested, buying and selling portfolio securities, and through the use of various instruments, including futures, options, swaps, and short-term investments. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Fixed Income Securities . Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds") . Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S Corporate Debt Securities Risk . Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities . Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities . Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities . Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness . Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements . Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Yankee Bonds and Yankee CDs . Issuers are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Leveraging Risk . Leverage tends to exaggerate the effect of any increase or decrease in the value of a security.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Illiquid Securities . An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions and Subscriptions . The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Additionally, in a rising interest rate environment, large redemptions in fixed income funds may result in a lower yield for those funds. Likewise, if interest rates are decreasing, large subscription activity may result in a lower yield.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class S Calendar Year Total Returns

Highest Quarterly Return:
5.84% (2Q/09)
Lowest Quarterly Return:
(3.76)% (3Q/08)

Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns - Russell Short Duration Bond Fund	1 Year	5 Years	10 Years
Class A Shares	(2.71%)	2.96%	2.86%
Class C Shares	0.29%	3.00%	2.49%
Class E Shares	1.02%	3.77%	3.26%
Class Y Shares	1.39%	4.10%	3.56%
Class S Shares	1.30%	4.03%	3.52%
Class S Shares Return After Taxes on Distributions	0.59%	2.80%	2.35%
Class S Shares Return After Taxes on Distributions and Sale of Fund Shares	0.85%	2.72%	2.31%
BofA Merrill Lynch 1-3 Yr US Treasuries Index (reflects no deduction for fees, expenses or taxes)	1.55%	3.69%	3.25%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Russell Short Duration Bond Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.45%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.88%	[2]
1 Year	rr_ExpenseExampleYear01	461
3 Years	rr_ExpenseExampleYear03	672
5 Years	rr_ExpenseExampleYear05	900
10 Years	rr_ExpenseExampleYear10	1,554
1 Year	rr_AverageAnnualReturnYear01	(2.71%)
5 Years	rr_AverageAnnualReturnYear05	2.96%
10 Years	rr_AverageAnnualReturnYear10	2.86%
Russell Short Duration Bond Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.45%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.56%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.63%	[2]
1 Year	rr_ExpenseExampleYear01	166
3 Years	rr_ExpenseExampleYear03	541
5 Years	rr_ExpenseExampleYear05	942
10 Years	rr_ExpenseExampleYear10	2,062
1 Year	rr_AverageAnnualReturnYear01	0.29%
5 Years	rr_AverageAnnualReturnYear05	3.00%
10 Years	rr_AverageAnnualReturnYear10	2.49%
Russell Short Duration Bond Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.45%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.56%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.88%	[2]
1 Year	rr_ExpenseExampleYear01	90
3 Years	rr_ExpenseExampleYear03	309
5 Years	rr_ExpenseExampleYear05	545
10 Years	rr_ExpenseExampleYear10	1,224
1 Year	rr_AverageAnnualReturnYear01	1.02%
5 Years	rr_AverageAnnualReturnYear05	3.77%
10 Years	rr_AverageAnnualReturnYear10	3.26%
Russell Short Duration Bond Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.45%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.63%	[2]
1 Year	rr_ExpenseExampleYear01	64
3 Years	rr_ExpenseExampleYear03	230
5 Years	rr_ExpenseExampleYear05	410
10 Years	rr_ExpenseExampleYear10	930
Annual Return 2002	rr_AnnualReturn2002	6.31%
Annual Return 2003	rr_AnnualReturn2003	2.45%
Annual Return 2004	rr_AnnualReturn2004	1.22%
Annual Return 2005	rr_AnnualReturn2005	1.45%
Annual Return 2006	rr_AnnualReturn2006	3.76%
Annual Return 2007	rr_AnnualReturn2007	6.06%
Annual Return 2008	rr_AnnualReturn2008	(4.62%)
Annual Return 2009	rr_AnnualReturn2009	13.16%
Annual Return 2010	rr_AnnualReturn2010	5.04%
Annual Return 2011	rr_AnnualReturn2011	1.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.76%)
1 Year	rr_AverageAnnualReturnYear01	1.30%
5 Years	rr_AverageAnnualReturnYear05	4.03%
10 Years	rr_AverageAnnualReturnYear10	3.52%
Russell Short Duration Bond Fund | Class S Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.59%
5 Years	rr_AverageAnnualReturnYear05	2.80%
10 Years	rr_AverageAnnualReturnYear10	2.35%
Russell Short Duration Bond Fund | Class S Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.85%
5 Years	rr_AverageAnnualReturnYear05	2.72%
10 Years	rr_AverageAnnualReturnYear10	2.31%
Russell Short Duration Bond Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.45%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.53%	[2]
1 Year	rr_ExpenseExampleYear01	54
3 Years	rr_ExpenseExampleYear03	181
5 Years	rr_ExpenseExampleYear05	319
10 Years	rr_ExpenseExampleYear10	721
1 Year	rr_AverageAnnualReturnYear01	1.39%
5 Years	rr_AverageAnnualReturnYear05	4.10%
10 Years	rr_AverageAnnualReturnYear10	3.56%
Russell Short Duration Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell Short Duration Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income and preservation of capital with a focus on short duration securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 169 and 171, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 24 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 339% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	339.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests principally in bonds. The Fund defines short duration as a duration ranging from 0.5 to 3.0 years. The Fund has no restrictions on individual security duration. The Fund may invest up to 15% of its assets in debt securities that are rated below investment grade (commonly referred to as high-yield or "junk bonds"). The Fund invests in mortgage related securities, including mortgage-backed securities. The Fund also invests in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government or, to a lesser extent by non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality and (4) asset-backed securities. The Fund may invest in variable and floating rate securities. The Fund purchases loans and other direct indebtedness. The Fund may enter into repurchase agreements. More than 50% of the Fund's assets are U.S. dollar denominated but the Fund also invests in non-U.S. fixed income securities, including emerging market debt securities. The Fund may also invest in derivatives, including credit default swaps. A portion of the Fund's net assets may be illiquid. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in bonds. The Fund employs multiple money managers, each with its own investment style. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund usually, but not always, pursues a strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets or to changes in interest rates or market/sector returns by purchasing fixed income securities and/or derivatives, which typically include exchange traded fixed income futures contracts. RIMCo may seek to manage risk in the Fund's investment portfolio by increasing cash reserves, not being fully invested, buying and selling portfolio securities, and through the use of various instruments, including futures, options, swaps, and short-term investments. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Fixed Income Securities . Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds") . Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S Corporate Debt Securities Risk . Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities . Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities . Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities . Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness . Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements . Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Yankee Bonds and Yankee CDs . Issuers are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Leveraging Risk . Leverage tends to exaggerate the effect of any increase or decrease in the value of a security.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Illiquid Securities . An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions and Subscriptions . The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Additionally, in a rising interest rate environment, large redemptions in fixed income funds may result in a lower yield for those funds. Likewise, if interest rates are decreasing, large subscription activity may result in a lower yield.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return:
5.84% (2Q/09)
Lowest Quarterly Return:
(3.76)% (3Q/08)

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Russell Short Duration Bond Fund | BofA Merrill Lynch 1-3 Yr US Treasuries Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.55%
5 Years	rr_AverageAnnualReturnYear05	3.69%
10 Years	rr_AverageAnnualReturnYear10	3.25%

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	Until February 28, 2013, RIMCo has contractually agreed to waive 0.05% of its 0.45% advisory fee. This waiver may not be terminated during the relevant period except with Board approval. Until February 28, 2013, RFSC has contractually agreed to waive 0.08% of its transfer agency fees for Class A, C, E and S Shares. This waiver may not be terminated during the relevant period except with Board approval.

Russell Tax Exempt Bond Fund
Russell Tax Exempt Bond Fund
Investment Objective (Fundamental)

The Fund seeks to provide federal tax-exempt current income consistent with the preservation of capital. The Fund will invest, under normal circumstances, at least 80% of the value of its assets in investments the income from which is exempt from federal income tax.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 169 and 171, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 24 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Russell Tax Exempt Bond Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.75%	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Russell Tax Exempt Bond Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares
Advisory Fee	[1]	0.30%	0.30%	0.30%	0.30%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none
Other Expenses	[1]	0.29%	0.54%	0.54%	0.29%
Total Annual Fund Operating Expenses	[1]	0.84%	1.59%	0.84%	0.59%
Less Fee Waivers and Expense Reimbursements	[1]	none	(0.04%)	(0.04%)	(0.04%)
Net Annual Fund Operating Expenses	[1]	0.84%	1.55%	0.80%	0.55%
[1]	Until February 28, 2013, RFSC has contractually agreed to waive 0.04% of its transfer agency fees for Class C, E and S Shares. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - Russell Tax Exempt Bond Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class S Shares
1 Year	458	158	82	56
3 Years	633	498	264	185
5 Years	823	862	462	325
10 Years	1,373	1,886	1,033	734

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

Investments, Risks and PerformancePrincipal Investment Strategies of the Fund

The Fund invests principally in investment-grade municipal debt obligations providing federal tax-exempt interest income. The Fund has a fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in investments the income from which is exempt from federal income tax. The Fund employs multiple money managers, each with its own expertise in the municipal bond market. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund may invest up to 10% of its assets in municipal debt securities that are rated below investment grade (commonly referred to as high-yield or "junk bonds"). The Fund may also invest in Eurodollar futures. A portion of the Fund's net assets may be "illiquid" securities. The Fund may enter into repurchase agreements. RIMCo may seek to manage risk in the Fund's investment portfolio by increasing cash reserves, buying and selling portfolio securities, and through the use of various instruments, including futures, options, swaps, and cash investments. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Fixed Income Securities . Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds") . Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities . Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Municipal Obligations . Municipal obligations are subject to interest rate, credit and illiquidity risk and are affected by economic, business or political developments and may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors.
  Repurchase Agreements . Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Illiquid Securities . An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions and Subscriptions . Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Additionally, in a rising interest rate environment, large redemptions in fixed income funds may result in a lower yield for those funds. Likewise, if interest rates are decreasing, large subscription activity may result in a lower yield.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class S Calendar Year Total Returns

Highest Quarterly Return:
5.38% (3Q/09)
Lowest Quarterly Return:
(2.71)% (4Q/10)

Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns - Russell Tax Exempt Bond Fund	1 Year	5 Years	10 Years
Class A Shares	3.13%	3.52%	3.57%
Class C Shares	6.35%	3.56%	3.22%
Class E Shares	7.13%	4.33%	3.98%
Class S Shares	7.41%	4.60%	4.24%
Class S Shares Return After Taxes on Distributions	7.41%	4.33%	3.60%
Class S Shares Return After Taxes on Distributions and Sale of Fund Shares	5.92%	4.16%	3.51%
Barclays Capital Municipal 1-10 Yr Blend (1-12) Index (reflects no deduction for fees, expenses or taxes)	7.62%	5.37%	4.81%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Russell Tax Exempt Bond Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.30%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.84%	[2]
1 Year	rr_ExpenseExampleYear01	458
3 Years	rr_ExpenseExampleYear03	633
5 Years	rr_ExpenseExampleYear05	823
10 Years	rr_ExpenseExampleYear10	1,373
1 Year	rr_AverageAnnualReturnYear01	3.13%
5 Years	rr_AverageAnnualReturnYear05	3.52%
10 Years	rr_AverageAnnualReturnYear10	3.57%
Russell Tax Exempt Bond Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.30%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.55%	[2]
1 Year	rr_ExpenseExampleYear01	158
3 Years	rr_ExpenseExampleYear03	498
5 Years	rr_ExpenseExampleYear05	862
10 Years	rr_ExpenseExampleYear10	1,886
1 Year	rr_AverageAnnualReturnYear01	6.35%
5 Years	rr_AverageAnnualReturnYear05	3.56%
10 Years	rr_AverageAnnualReturnYear10	3.22%
Russell Tax Exempt Bond Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.30%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.80%	[2]
1 Year	rr_ExpenseExampleYear01	82
3 Years	rr_ExpenseExampleYear03	264
5 Years	rr_ExpenseExampleYear05	462
10 Years	rr_ExpenseExampleYear10	1,033
1 Year	rr_AverageAnnualReturnYear01	7.13%
5 Years	rr_AverageAnnualReturnYear05	4.33%
10 Years	rr_AverageAnnualReturnYear10	3.98%
Russell Tax Exempt Bond Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.30%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.55%	[2]
1 Year	rr_ExpenseExampleYear01	56
3 Years	rr_ExpenseExampleYear03	185
5 Years	rr_ExpenseExampleYear05	325
10 Years	rr_ExpenseExampleYear10	734
Annual Return 2002	rr_AnnualReturn2002	8.04%
Annual Return 2003	rr_AnnualReturn2003	3.61%
Annual Return 2004	rr_AnnualReturn2004	2.55%
Annual Return 2005	rr_AnnualReturn2005	1.41%
Annual Return 2006	rr_AnnualReturn2006	3.91%
Annual Return 2007	rr_AnnualReturn2007	2.72%
Annual Return 2008	rr_AnnualReturn2008	1.14%
Annual Return 2009	rr_AnnualReturn2009	9.34%
Annual Return 2010	rr_AnnualReturn2010	2.64%
Annual Return 2011	rr_AnnualReturn2011	7.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.71%)
1 Year	rr_AverageAnnualReturnYear01	7.41%
5 Years	rr_AverageAnnualReturnYear05	4.60%
10 Years	rr_AverageAnnualReturnYear10	4.24%
Russell Tax Exempt Bond Fund | Class S Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.41%
5 Years	rr_AverageAnnualReturnYear05	4.33%
10 Years	rr_AverageAnnualReturnYear10	3.60%
Russell Tax Exempt Bond Fund | Class S Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.92%
5 Years	rr_AverageAnnualReturnYear05	4.16%
10 Years	rr_AverageAnnualReturnYear10	3.51%
Russell Tax Exempt Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell Tax Exempt Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide federal tax-exempt current income consistent with the preservation of capital. The Fund will invest, under normal circumstances, at least 80% of the value of its assets in investments the income from which is exempt from federal income tax.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 169 and 171, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 24 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and PerformancePrincipal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests principally in investment-grade municipal debt obligations providing federal tax-exempt interest income. The Fund has a fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in investments the income from which is exempt from federal income tax. The Fund employs multiple money managers, each with its own expertise in the municipal bond market. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund may invest up to 10% of its assets in municipal debt securities that are rated below investment grade (commonly referred to as high-yield or "junk bonds"). The Fund may also invest in Eurodollar futures. A portion of the Fund's net assets may be "illiquid" securities. The Fund may enter into repurchase agreements. RIMCo may seek to manage risk in the Fund's investment portfolio by increasing cash reserves, buying and selling portfolio securities, and through the use of various instruments, including futures, options, swaps, and cash investments. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Fixed Income Securities . Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds") . Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities . Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Municipal Obligations . Municipal obligations are subject to interest rate, credit and illiquidity risk and are affected by economic, business or political developments and may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors.
  Repurchase Agreements . Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Illiquid Securities . An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions and Subscriptions . Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Additionally, in a rising interest rate environment, large redemptions in fixed income funds may result in a lower yield for those funds. Likewise, if interest rates are decreasing, large subscription activity may result in a lower yield.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return:
5.38% (3Q/09)
Lowest Quarterly Return:
(2.71)% (4Q/10)

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Russell Tax Exempt Bond Fund | Barclays Capital Municipal 1-10 Yr Blend (1-12) Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.62%
5 Years	rr_AverageAnnualReturnYear05	5.37%
10 Years	rr_AverageAnnualReturnYear10	4.81%

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	Until February 28, 2013, RFSC has contractually agreed to waive 0.04% of its transfer agency fees for Class C, E and S Shares. This waiver may not be terminated during the relevant period except with Board approval.

Russell Commodity Strategies Fund
Russell Commodity Strategies Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term total return.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 169 and 171, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 24 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Russell Commodity Strategies Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Russell Commodity Strategies Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
Advisory Fee	[1]	1.25%	1.25%	1.25%	1.25%	1.25%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none
Other Expenses	[1]	0.28%	0.53%	0.53%	0.28%	0.10%
Acquired Fund Fees and Expenses	[1]	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	[1]	1.80%	2.55%	1.80%	1.55%	1.37%
Less Fee Waivers and Expense Reimbursements	[1]	(0.25%)	(0.25%)	(0.25%)	(0.25%)	(0.25%)
Net Annual Fund Operating Expenses	[1]	1.55%	2.30%	1.55%	1.30%	1.12%
[1]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell Cayman Commodity Strategies Fund Ltd. (the "Subsidiary") and the Russell U.S. Cash Management Fund, in which the Fund invests. The Fund's proportionate share of these operating expenses for the Subsidiary are reflected under "Acquired Fund Fees and Expenses." "Other Expenses," "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal year ended October 31, 2011. RIMCo has contractually agreed to waive, until February 28, 2013, 0.25% of its 1.25% advisory fee for the Fund. The Subsidiary pays RIMCo an advisory fee and pays RFSC an administrative fee at the annual rates of 1.25% and 0.05%, respectively, of its net assets (collectively, the "Subsidiary Fees"). Until February 28, 2013, RIMCo and RFSC have contractually agreed to waive all or a portion of the advisory fees and the administrative fees paid by the Fund to RIMCo and RFSC, respectively, in an amount equal to the amount of the Subsidiary Fees received by RIMCo, if any. These waivers may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - Russell Commodity Strategies Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
1 Year	724	233	158	132	114
3 Years	1,125	811	584	507	452
5 Years	1,552	1,415	1,036	907	813
10 Years	2,734	3,047	2,291	2,025	1,829

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 123% of the average value of its portfolio.

Investments, Risks and PerformancePrincipal Investment Strategies of the Fund

The Fund pursues its investment objective by investing directly, and/or indirectly through a wholly-owned subsidiary, in commodity index-linked securities, other commodity-linked securities, derivative instruments (including swap agreements, and commodity-linked structured notes, futures and options contracts with respect to indexes or individual commodities and options on futures contracts), cash and fixed income securities that together are intended to provide exposure to the performance of the collateralized commodity futures market. The Fund seeks to provide exposure to the commodities markets. It is designed to generally achieve positive performance relative to that of the Dow Jones – UBS Commodity Index Total Return ("DJ-UBS Index"), although there can be no guarantee that this positive performance will be achieved. The DJ-UBS Index is a broadly diversified futures index composed of futures contracts on 20 physical commodities. The Fund gains exposure to the commodities markets by investing up to 25% of its total assets in a wholly-owned subsidiary of the Fund (the "Subsidiary") organized as a company under the laws of the Cayman Islands.

The Fund may invest in corporate securities, U.S. Government securities, mortgage-backed securities, asset-backed securities and municipal debt obligations. The fixed income portion of the portfolio includes debt securities that are considered to be of "investment grade" quality at the time of purchase, but the Fund may also invest up to 10% of its assets in debt securities that are rated below investment grade (commonly referred to as high-yield or "junk bonds") The average duration of the fixed income portion of the portfolio (excluding structured notes) is one year or less. The Fund may also invest in bank obligations.

The Fund may invest up to 35% of its assets in securities of issuers economically tied to non-U.S. countries, including issuers economically tied to emerging market countries. The Fund may hedge its exposure to foreign currency through the use of currency futures and options on futures, forward currency contracts and currency options.

The Fund is classified as a "non-diversified fund" under the Investment Company Act of 1940 which means that a relatively high percentage of the Fund's assets may be invested in a limited number of issuers.

The Fund employs multiple unaffiliated money managers, each with its own investment style. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). RIMCo may seek to manage risk in the Fund's investment portfolio by increasing cash reserves, buying and selling portfolio securities, and through the use of various instruments, including futures, options, swaps, and cash investments. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Commodity Risk . Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Correlation Risk. Changes in the value of a hedging instrument may not match those of the investment being hedged.
  Subsidiary Risk. By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary's investments, which are generally similar to those that are permitted to be held by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, and is generally not subject to all of the provisions of the 1940 Act.
  Tax Risk . The tax treatment of the Fund's investments may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the Internal Revenue Service ("IRS") that could affect whether income derived from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise alter the character, timing and/or amount of the Fund's taxable income or any gains and distributions made by the Fund.
  Fixed Income Securities . Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds") . Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities . Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Bank Obligations . The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Mortgage-Backed Securities . Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities . Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Non-U.S. Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.
  Non-U.S. and Emerging Markets Debt . The value of an investment in non-U.S. and emerging markets debt may be affected by political or economic conditions or foreign currency exchange rates. Prices of emerging markets debt can be severely affected not only by rising interest rates and adverse currency fluctuations, but also by the deterioration of credit quality or default by the issuer.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Leveraging Risk . As a result of the Fund's use of derivatives, the Fund may be subject to leveraging risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Non-Diversification Risk . Investing a relatively high percentage of assets in the securities of a single issuer or group of issuers, may cause performance to be more vulnerable to changes in the market value of the single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class S Calendar Year Total Returns

Highest Quarter
5.77% (1Q/11)
Lowest Quarter
(11.08)% (3Q/11)

Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns - Russell Commodity Strategies Fund	1 Year	Since Inception		Inception Date
Class A Shares	(17.00%)	4.07%	[1]	Jul 1, 2010
Class C Shares	(12.55%)	7.42%	[1]	Jul 1, 2010
Class E Shares	(11.87%)	8.19%	[1]	Jul 1, 2010
Class Y Shares	(11.51%)	8.69%	[1]	Jul 1, 2010
Class S Shares	(11.67%)	8.51%	[1]	Jul 1, 2010
Class S Shares Return After Taxes on Distributions	(12.96%)	4.45%	[1]	Jul 1, 2010
Class S Shares Return After Taxes on Distributions and Sale of Fund Shares	(7.58%)	5.01%	[1]	Jul 1, 2010
Dow Jones - UBS Commodity Index Total Return (reflects no deduction for fees, expenses or taxes)	(13.32%)	7.84%	[1]
[1]	The Fund first issued Class A, C, E, S and Y Shares on July 1, 2010.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Russell Commodity Strategies Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.55%	[2]
1 Year	rr_ExpenseExampleYear01	724
3 Years	rr_ExpenseExampleYear03	1,125
5 Years	rr_ExpenseExampleYear05	1,552
10 Years	rr_ExpenseExampleYear10	2,734
1 Year	rr_AverageAnnualReturnYear01	(17.00%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.07%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2010
Russell Commodity Strategies Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.55%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.30%	[2]
1 Year	rr_ExpenseExampleYear01	233
3 Years	rr_ExpenseExampleYear03	811
5 Years	rr_ExpenseExampleYear05	1,415
10 Years	rr_ExpenseExampleYear10	3,047
1 Year	rr_AverageAnnualReturnYear01	(12.55%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.42%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2010
Russell Commodity Strategies Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.55%	[2]
1 Year	rr_ExpenseExampleYear01	158
3 Years	rr_ExpenseExampleYear03	584
5 Years	rr_ExpenseExampleYear05	1,036
10 Years	rr_ExpenseExampleYear10	2,291
1 Year	rr_AverageAnnualReturnYear01	(11.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.19%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2010
Russell Commodity Strategies Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.30%	[2]
1 Year	rr_ExpenseExampleYear01	132
3 Years	rr_ExpenseExampleYear03	507
5 Years	rr_ExpenseExampleYear05	907
10 Years	rr_ExpenseExampleYear10	2,025
Annual Return 2011	rr_AnnualReturn2011	(11.67%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.08%)
1 Year	rr_AverageAnnualReturnYear01	(11.67%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.51%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2010
Russell Commodity Strategies Fund | Class S Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.96%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.45%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2010
Russell Commodity Strategies Fund | Class S Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.58%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.01%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2010
Russell Commodity Strategies Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.12%	[2]
1 Year	rr_ExpenseExampleYear01	114
3 Years	rr_ExpenseExampleYear03	452
5 Years	rr_ExpenseExampleYear05	813
10 Years	rr_ExpenseExampleYear10	1,829
1 Year	rr_AverageAnnualReturnYear01	(11.51%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.69%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2010
Russell Commodity Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell Commodity Strategies Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 169 and 171, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 24 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 123% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	123.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and PerformancePrincipal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by investing directly, and/or indirectly through a wholly-owned subsidiary, in commodity index-linked securities, other commodity-linked securities, derivative instruments (including swap agreements, and commodity-linked structured notes, futures and options contracts with respect to indexes or individual commodities and options on futures contracts), cash and fixed income securities that together are intended to provide exposure to the performance of the collateralized commodity futures market. The Fund seeks to provide exposure to the commodities markets. It is designed to generally achieve positive performance relative to that of the Dow Jones – UBS Commodity Index Total Return ("DJ-UBS Index"), although there can be no guarantee that this positive performance will be achieved. The DJ-UBS Index is a broadly diversified futures index composed of futures contracts on 20 physical commodities. The Fund gains exposure to the commodities markets by investing up to 25% of its total assets in a wholly-owned subsidiary of the Fund (the "Subsidiary") organized as a company under the laws of the Cayman Islands.

The Fund may invest in corporate securities, U.S. Government securities, mortgage-backed securities, asset-backed securities and municipal debt obligations. The fixed income portion of the portfolio includes debt securities that are considered to be of "investment grade" quality at the time of purchase, but the Fund may also invest up to 10% of its assets in debt securities that are rated below investment grade (commonly referred to as high-yield or "junk bonds") The average duration of the fixed income portion of the portfolio (excluding structured notes) is one year or less. The Fund may also invest in bank obligations.

The Fund may invest up to 35% of its assets in securities of issuers economically tied to non-U.S. countries, including issuers economically tied to emerging market countries. The Fund may hedge its exposure to foreign currency through the use of currency futures and options on futures, forward currency contracts and currency options.

The Fund is classified as a "non-diversified fund" under the Investment Company Act of 1940 which means that a relatively high percentage of the Fund's assets may be invested in a limited number of issuers.

The Fund employs multiple unaffiliated money managers, each with its own investment style. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). RIMCo may seek to manage risk in the Fund's investment portfolio by increasing cash reserves, buying and selling portfolio securities, and through the use of various instruments, including futures, options, swaps, and cash investments. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Commodity Risk . Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Correlation Risk. Changes in the value of a hedging instrument may not match those of the investment being hedged.
  Subsidiary Risk. By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary's investments, which are generally similar to those that are permitted to be held by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, and is generally not subject to all of the provisions of the 1940 Act.
  Tax Risk . The tax treatment of the Fund's investments may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the Internal Revenue Service ("IRS") that could affect whether income derived from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise alter the character, timing and/or amount of the Fund's taxable income or any gains and distributions made by the Fund.
  Fixed Income Securities . Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds") . Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities . Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Bank Obligations . The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Mortgage-Backed Securities . Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities . Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Non-U.S. Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.
  Non-U.S. and Emerging Markets Debt . The value of an investment in non-U.S. and emerging markets debt may be affected by political or economic conditions or foreign currency exchange rates. Prices of emerging markets debt can be severely affected not only by rising interest rates and adverse currency fluctuations, but also by the deterioration of credit quality or default by the issuer.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Leveraging Risk . As a result of the Fund's use of derivatives, the Fund may be subject to leveraging risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Non-Diversification Risk . Investing a relatively high percentage of assets in the securities of a single issuer or group of issuers, may cause performance to be more vulnerable to changes in the market value of the single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk . Investing a relatively high percentage of assets in the securities of a single issuer or group of issuers, may cause performance to be more vulnerable to changes in the market value of the single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter
5.77% (1Q/11)
Lowest Quarter
(11.08)% (3Q/11)

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Russell Commodity Strategies Fund | Dow Jones - UBS Commodity Index Total Return (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.32%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.84%	[3]

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell Cayman Commodity Strategies Fund Ltd. (the "Subsidiary") and the Russell U.S. Cash Management Fund, in which the Fund invests. The Fund's proportionate share of these operating expenses for the Subsidiary are reflected under "Acquired Fund Fees and Expenses." "Other Expenses," "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal year ended October 31, 2011. RIMCo has contractually agreed to waive, until February 28, 2013, 0.25% of its 1.25% advisory fee for the Fund. The Subsidiary pays RIMCo an advisory fee and pays RFSC an administrative fee at the annual rates of 1.25% and 0.05%, respectively, of its net assets (collectively, the "Subsidiary Fees"). Until February 28, 2013, RIMCo and RFSC have contractually agreed to waive all or a portion of the advisory fees and the administrative fees paid by the Fund to RIMCo and RFSC, respectively, in an amount equal to the amount of the Subsidiary Fees received by RIMCo, if any. These waivers may not be terminated during the relevant period except with Board approval.
[3]	The Fund first issued Class A, C, E, S and Y Shares on July 1, 2010.

Russell Global Infrastructure Fund
Russell Global Infrastructure Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term growth of capital and current income.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 169 and 171, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 24 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Russell Global Infrastructure Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Russell Global Infrastructure Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
Advisory Fee	[1]	1.25%	1.25%	1.25%	1.25%	1.25%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none
Other Expenses	[1]	0.36%	0.61%	0.61%	0.36%	0.18%
Total Annual Fund Operating Expenses	[1]	1.86%	2.61%	1.86%	1.61%	1.43%
Less Fee Waivers and Expense Reimbursements	[1]	(0.27%)	(0.27%)	(0.27%)	(0.27%)	(0.25%)
Net Annual Fund Operating Expenses	[1]	1.59%	2.34%	1.59%	1.34%	1.18%
[1]	"Less Fee Waivers and Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal year ended October 31, 2011. Until February 28, 2013, RIMCo has contractually agreed to waive 0.25% of its 1.25% advisory fee. This waiver may not be terminated during the relevant period except with Board approval. Until February 28, 2013, RFSC has contractually agreed to waive 0.02% of its transfer agency fees for Class A, C, E and S shares. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - Russell Global Infrastructure Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
1 Year	727	237	162	136	120
3 Years	1,101	786	559	482	428
5 Years	1,499	1,361	981	851	758
10 Years	2,609	2,924	2,158	1,888	1,692

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 145% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund principally invests in equity securities, including common stocks and preferred stocks, of infrastructure companies economically tied to a number of countries around the world, including the U.S., in a globally diversified manner. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of its net assets in securities issued by companies that are engaged in the infrastructure business. Infrastructure refers to the systems and networks of energy, transportation, communication and other services required for the normal function of society. Infrastructure companies also include energy-related companies organized as master limited partnerships (MLPs) and their affiliates. The Fund may invest a significant portion of its assets in non-U.S. securities, including emerging markets securities. The Fund may invest in large, medium or small capitalization companies. The Fund may enter into spot and forward currency contracts to facilitate settlement of securities transactions. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund is classified as a "non-diversified fund" under the Investment Company Act which means that a relatively high percentage of the Fund's assets may be invested in a limited number of issuers. The Fund usually, but not always, pursues a strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. RIMCo may seek to manage risk in the Fund's investment portfolio by increasing cash reserves, not being fully invested, buying and selling portfolio securities, and through the use of various instruments, including futures, options, swaps, and short-term investments. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Master Limited Partnerships ("MLPs"). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Non-Diversification Risk . To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund's performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.

  Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations).The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

 Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class S Calendar Year Total Returns

Highest Quarter 7.81% (4Q/11)
Lowest Quarter (14.21)% (3Q/11)

Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns - Russell Global Infrastructure Fund	1 Year	Since Inception		Inception Date
Class A Shares	(5.96%)	(1.15%)	[1]	Oct 1, 2010
Class C Shares	(1.08%)	2.84%	[1]	Oct 1, 2010
Class E Shares	(0.29%)	3.63%	[1]	Oct 1, 2010
Class Y Shares	0.13%	4.05%	[1]	Oct 1, 2010
Class S Shares	(0.02%)	3.90%	[1]	Oct 1, 2010
Class S Shares Return After Taxes on Distributions	(0.12%)	3.39%	[1]	Oct 1, 2010
Class S Shares Return After Taxes on Distributions and Sale of Fund Shares	0.81%	3.32%	[1]	Oct 1, 2010
S&P Global Infrastructure Index Net (USD) (reflects no deduction for fees, expenses or taxes)	(1.30%)	2.66%	[1]
[1]	The Fund first issued Class A, C, E, S and Y Shares on October 1, 2010.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Russell Global Infrastructure Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.36%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.59%	[2]
1 Year	rr_ExpenseExampleYear01	727
3 Years	rr_ExpenseExampleYear03	1,101
5 Years	rr_ExpenseExampleYear05	1,499
10 Years	rr_ExpenseExampleYear10	2,609
1 Year	rr_AverageAnnualReturnYear01	(5.96%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.15%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2010
Russell Global Infrastructure Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.61%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.61%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.34%	[2]
1 Year	rr_ExpenseExampleYear01	237
3 Years	rr_ExpenseExampleYear03	786
5 Years	rr_ExpenseExampleYear05	1,361
10 Years	rr_ExpenseExampleYear10	2,924
1 Year	rr_AverageAnnualReturnYear01	(1.08%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.84%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2010
Russell Global Infrastructure Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.61%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.59%	[2]
1 Year	rr_ExpenseExampleYear01	162
3 Years	rr_ExpenseExampleYear03	559
5 Years	rr_ExpenseExampleYear05	981
10 Years	rr_ExpenseExampleYear10	2,158
1 Year	rr_AverageAnnualReturnYear01	(0.29%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.63%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2010
Russell Global Infrastructure Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.36%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.34%	[2]
1 Year	rr_ExpenseExampleYear01	136
3 Years	rr_ExpenseExampleYear03	482
5 Years	rr_ExpenseExampleYear05	851
10 Years	rr_ExpenseExampleYear10	1,888
Annual Return 2011	rr_AnnualReturn2011	(0.02%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.21%)
1 Year	rr_AverageAnnualReturnYear01	(0.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.90%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2010
Russell Global Infrastructure Fund | Class S Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.12%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.39%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2010
Russell Global Infrastructure Fund | Class S Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.81%
Since Inception	rr_AverageAnnualReturnSinceInception	3.32%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2010
Russell Global Infrastructure Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.18%	[2]
1 Year	rr_ExpenseExampleYear01	120
3 Years	rr_ExpenseExampleYear03	428
5 Years	rr_ExpenseExampleYear05	758
10 Years	rr_ExpenseExampleYear10	1,692
1 Year	rr_AverageAnnualReturnYear01	0.13%
Since Inception	rr_AverageAnnualReturnSinceInception	4.05%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2010
Russell Global Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell Global Infrastructure Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 169 and 171, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 24 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 145% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	145.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund principally invests in equity securities, including common stocks and preferred stocks, of infrastructure companies economically tied to a number of countries around the world, including the U.S., in a globally diversified manner. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of its net assets in securities issued by companies that are engaged in the infrastructure business. Infrastructure refers to the systems and networks of energy, transportation, communication and other services required for the normal function of society. Infrastructure companies also include energy-related companies organized as master limited partnerships (MLPs) and their affiliates. The Fund may invest a significant portion of its assets in non-U.S. securities, including emerging markets securities. The Fund may invest in large, medium or small capitalization companies. The Fund may enter into spot and forward currency contracts to facilitate settlement of securities transactions. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund is classified as a "non-diversified fund" under the Investment Company Act which means that a relatively high percentage of the Fund's assets may be invested in a limited number of issuers. The Fund usually, but not always, pursues a strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. RIMCo may seek to manage risk in the Fund's investment portfolio by increasing cash reserves, not being fully invested, buying and selling portfolio securities, and through the use of various instruments, including futures, options, swaps, and short-term investments. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Master Limited Partnerships ("MLPs"). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Non-Diversification Risk . To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund's performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.

  Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk . To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund's performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations).The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter 7.81% (4Q/11)
Lowest Quarter (14.21)% (3Q/11)

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

 Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Russell Global Infrastructure Fund | S&P Global Infrastructure Index Net (USD) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.30%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.66%	[3]

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	"Less Fee Waivers and Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal year ended October 31, 2011. Until February 28, 2013, RIMCo has contractually agreed to waive 0.25% of its 1.25% advisory fee. This waiver may not be terminated during the relevant period except with Board approval. Until February 28, 2013, RFSC has contractually agreed to waive 0.02% of its transfer agency fees for Class A, C, E and S shares. This waiver may not be terminated during the relevant period except with Board approval.
[3]	The Fund first issued Class A, C, E, S and Y Shares on October 1, 2010.

Russell Global Real Estate Securities Fund
Russell Global Real Estate Securities Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide current income and long term capital growth.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 169 and 171, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 24 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Russell Global Real Estate Securities Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Russell Global Real Estate Securities Fund	Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
Advisory Fee	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) Fees	0.25%	0.75%	none	none	none
Other Expenses	0.31%	0.56%	0.56%	0.31%	0.13%
Total Annual Fund Operating Expenses	1.36%	2.11%	1.36%	1.11%	0.93%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - Russell Global Real Estate Securities Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
1 Year	706	214	138	113	95
3 Years	981	661	431	353	296
5 Years	1,277	1,134	745	612	515
10 Years	2,116	2,441	1,635	1,352	1,143

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 69% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund seeks to achieve its objective by concentrating its investments in equity securities of real estate companies economically tied to a number of countries around the world, including the U.S., in a globally diversified manner. A portion of the Fund's securities are denominated in foreign currencies and are typically held outside the U.S. The Fund may invest a portion of its assets in equity securities of companies that are located in emerging markets. The Fund invests principally in securities of companies, known as real estate investment trusts (REITs) and other REIT-like entities that own interests in real estate or real estate-related loans. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in real estate securities. The Fund may invest in large, medium or small capitalization companies. The Fund may enter into spot or forward currency contracts to facilitate settlement of securities transactions. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund usually, but not always, pursues a strategy to be fully invested by exposing its cash reserves to the performance of certain real estate securities , or in certain circumstances, broad global equity markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. RIMCo may seek to manage risk in the Fund's investment portfolio by increasing cash reserves, not being fully invested, buying and selling portfolio securities, and through the use of various instruments, including futures, options, swaps, and short-term investments. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Real Estate Securities . Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Industry Concentration Risk . By concentrating in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.

 Please refer to the "Risks" section in the Fund's Prospectus for further information.

 An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. In October 2010, RIMCo changed the Fund's primary benchmark from the FSTE NAREIT Equity REIT Index to the FTSE EPRA/NAREIT Developed Real Estate Index (net). The Global Real Estate Linked Benchmark represents the returns of the FSTE NAREIT Equity REIT Index through September 30, 2010 and the returns of the FTSE EPRA/NAREIT Developed Real Estate Index (net) thereafter. The Global Real Estate Linked Benchmark provides a means to compare the Fund's average annual returns to a secondary benchmark that takes into account historical changes in the Fund's primary benchmark. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results.More current performance information is available at www.russell.com.

Class S Calendar Year Total Returns

Highest Quarterly Return: 29.86% (3Q/09)
Lowest Quarterly Return: (37.26)% (4Q/08)

Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns - Russell Global Real Estate Securities Fund	1 Year	5 Years	10 Years
Class A Shares	(12.97%)	(6.16%)	7.73%
Class C Shares	(8.36%)	(5.77%)	7.55%
Class E Shares	(7.68%)	(5.07%)	8.35%
Class Y Shares	(7.29%)	(4.72%)	8.69%
Class S Shares	(7.46%)	(4.82%)	8.63%
Class S Shares Return After Taxes on Distributions	(8.11%)	(6.09%)	6.74%
Class S Shares Return After Taxes on Distributions and Sale of Fund Shares	(4.80%)	(4.54%)	6.79%
FTSE EPRA/NAREIT Developed Real Estate Index (Net) (reflects no deduction for fees, expenses or taxes)	(6.46%)	(5.93%)
Global Real Estate Linked Benchmark (reflects no deduction for fees, expenses or taxes)	(6.46%)	(4.52%)	8.46%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Russell Global Real Estate Securities Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
1 Year	rr_ExpenseExampleYear01	706
3 Years	rr_ExpenseExampleYear03	981
5 Years	rr_ExpenseExampleYear05	1,277
10 Years	rr_ExpenseExampleYear10	2,116
1 Year	rr_AverageAnnualReturnYear01	(12.97%)
5 Years	rr_AverageAnnualReturnYear05	(6.16%)
10 Years	rr_AverageAnnualReturnYear10	7.73%
Russell Global Real Estate Securities Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%
1 Year	rr_ExpenseExampleYear01	214
3 Years	rr_ExpenseExampleYear03	661
5 Years	rr_ExpenseExampleYear05	1,134
10 Years	rr_ExpenseExampleYear10	2,441
1 Year	rr_AverageAnnualReturnYear01	(8.36%)
5 Years	rr_AverageAnnualReturnYear05	(5.77%)
10 Years	rr_AverageAnnualReturnYear10	7.55%
Russell Global Real Estate Securities Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
1 Year	rr_ExpenseExampleYear01	138
3 Years	rr_ExpenseExampleYear03	431
5 Years	rr_ExpenseExampleYear05	745
10 Years	rr_ExpenseExampleYear10	1,635
1 Year	rr_AverageAnnualReturnYear01	(7.68%)
5 Years	rr_AverageAnnualReturnYear05	(5.07%)
10 Years	rr_AverageAnnualReturnYear10	8.35%
Russell Global Real Estate Securities Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
1 Year	rr_ExpenseExampleYear01	113
3 Years	rr_ExpenseExampleYear03	353
5 Years	rr_ExpenseExampleYear05	612
10 Years	rr_ExpenseExampleYear10	1,352
Annual Return 2002	rr_AnnualReturn2002	3.30%
Annual Return 2003	rr_AnnualReturn2003	37.28%
Annual Return 2004	rr_AnnualReturn2004	35.13%
Annual Return 2005	rr_AnnualReturn2005	12.62%
Annual Return 2006	rr_AnnualReturn2006	35.70%
Annual Return 2007	rr_AnnualReturn2007	(15.76%)
Annual Return 2008	rr_AnnualReturn2008	(37.29%)
Annual Return 2009	rr_AnnualReturn2009	29.72%
Annual Return 2010	rr_AnnualReturn2010	23.15%
Annual Return 2011	rr_AnnualReturn2011	(7.46%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(37.26%)
1 Year	rr_AverageAnnualReturnYear01	(7.46%)
5 Years	rr_AverageAnnualReturnYear05	(4.82%)
10 Years	rr_AverageAnnualReturnYear10	8.63%
Russell Global Real Estate Securities Fund | Class S Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.11%)
5 Years	rr_AverageAnnualReturnYear05	(6.09%)
10 Years	rr_AverageAnnualReturnYear10	6.74%
Russell Global Real Estate Securities Fund | Class S Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.80%)
5 Years	rr_AverageAnnualReturnYear05	(4.54%)
10 Years	rr_AverageAnnualReturnYear10	6.79%
Russell Global Real Estate Securities Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
1 Year	rr_ExpenseExampleYear01	95
3 Years	rr_ExpenseExampleYear03	296
5 Years	rr_ExpenseExampleYear05	515
10 Years	rr_ExpenseExampleYear10	1,143
1 Year	rr_AverageAnnualReturnYear01	(7.29%)
5 Years	rr_AverageAnnualReturnYear05	(4.72%)
10 Years	rr_AverageAnnualReturnYear10	8.69%
Russell Global Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell Global Real Estate Securities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income and long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 169 and 171, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 24 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 69% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective by concentrating its investments in equity securities of real estate companies economically tied to a number of countries around the world, including the U.S., in a globally diversified manner. A portion of the Fund's securities are denominated in foreign currencies and are typically held outside the U.S. The Fund may invest a portion of its assets in equity securities of companies that are located in emerging markets. The Fund invests principally in securities of companies, known as real estate investment trusts (REITs) and other REIT-like entities that own interests in real estate or real estate-related loans. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in real estate securities. The Fund may invest in large, medium or small capitalization companies. The Fund may enter into spot or forward currency contracts to facilitate settlement of securities transactions. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund usually, but not always, pursues a strategy to be fully invested by exposing its cash reserves to the performance of certain real estate securities , or in certain circumstances, broad global equity markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. RIMCo may seek to manage risk in the Fund's investment portfolio by increasing cash reserves, not being fully invested, buying and selling portfolio securities, and through the use of various instruments, including futures, options, swaps, and short-term investments. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Real Estate Securities . Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Industry Concentration Risk . By concentrating in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.

 Please refer to the "Risks" section in the Fund's Prospectus for further information.

 An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return: 29.86% (3Q/09)
Lowest Quarterly Return: (37.26)% (4Q/08)

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. In October 2010, RIMCo changed the Fund's primary benchmark from the FSTE NAREIT Equity REIT Index to the FTSE EPRA/NAREIT Developed Real Estate Index (net). The Global Real Estate Linked Benchmark represents the returns of the FSTE NAREIT Equity REIT Index through September 30, 2010 and the returns of the FTSE EPRA/NAREIT Developed Real Estate Index (net) thereafter. The Global Real Estate Linked Benchmark provides a means to compare the Fund's average annual returns to a secondary benchmark that takes into account historical changes in the Fund's primary benchmark. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results.More current performance information is available at www.russell.com.

Russell Global Real Estate Securities Fund | FTSE EPRA/NAREIT Developed Real Estate Index (Net) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.46%)
5 Years	rr_AverageAnnualReturnYear05	(5.93%)
10 Years	rr_AverageAnnualReturnYear10
Russell Global Real Estate Securities Fund | Global Real Estate Linked Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.46%)
5 Years	rr_AverageAnnualReturnYear05	(4.52%)
10 Years	rr_AverageAnnualReturnYear10	8.46%

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Russell Money Market Fund
Russell Money Market Fund
Investment Objective (Non-Fundamental)
The Fund seeks to preserve principal and provide liquidity and current income.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Russell Money Market Fund (USD $)	Class A Shares	Class S Shares
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Russell Money Market Fund		Class A Shares	Class S Shares
Advisory Fee	[1]	0.20%	0.20%
Distribution (12b-1) Fees	[1]	0.10%	none
Other Expenses	[1]	0.34%	0.34%
Total Annual Fund Operating Expenses	[1]	0.64%	0.54%
Less Fee Waivers and Expense Reimbursements	[1]	(0.16%)	(0.27%)
Net Annual Fund Operating Expenses	[1]	0.48%	0.27%
[1]	"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal year ended October 31, 2011. Until February 28, 2013, RIMCo has contractually agreed to waive 0.15% of its 0.20% advisory fee. This waiver may not be terminated during the relevant period except with Board approval. Until February 28, 2013, RFSC has contractually agreed to waive 0.01% and 0.12% of its transfer agency fees for Class A Shares and Class S Shares, respectively. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - Russell Money Market Fund (USD $)	Class A Shares	Class S Shares
1 Year	49	28
3 Years	189	146
5 Years	341	275
10 Years	783	651

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund concentrates its investments in a portfolio of high quality money market securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities maturing within 397 days or less; however variable rate securities may have longer maturities. The dollar-weighted average maturity of the Fund's portfolio is 60 days or less.

The Fund may enter into repurchase agreements collateralized by U.S. government or agency obligations and invests in variable rate demand notes, generally municipal debt obligations, that are supported by credit and liquidity enhancements from U.S. government agencies or instrumentalities. The Fund may also invest in (i) debt securities that are guaranteed under the Federal Deposit Insurance Corporation's ("FDIC") Temporary Liquidity Guarantee Program ("TLGP") or other similar current or future government programs and (ii) asset backed commercial paper issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. The Fund seeks to maintain a net asset value of $1.00 per share, although it is possible to lose money by investing in the Fund. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.The principal risks of investing in the Fund are those associated with:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Stable $1.00 Net Asset Value Risk . There is no assurance that the Fund will maintain a net asset value of $1.00 per share on a continuous basis and it is possible to lose money by investing in the Fund.
  Money Market Securities . Prices of money market securities generally rise and fall in response to interest rate changes.
  Debt Securities Guaranteed Pursuant to Government Guarantees. The TLGP guarantee presently extends through the earlier of the maturity date of the debt or June 30, 2012. This guarantee does not extend to shares of the Fund itself. FDIC-guaranteed debt is still subject to interest rate and securities selection risk. The terms of other government guarantee programs may differ.
  Asset Backed Commercial Paper . Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
  Repurchase Agreements . Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions and Subscriptions . Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Additionally, in a rising interest rate environment, large redemptions may result in a lower yield. Likewise, if interest rates are decreasing, large subscription activity may result in the Fund having a lower yield.
  Industry Concentration Risk . By concentrating its investments in U.S. government securities, the Fund carries a much greater sensitivity to adverse developments affecting such securities than a fund that invests in a wide variety of securities and industries. The value of U.S. government securities can be affected by, among other factors, adverse economic developments, legislative measures and changes to tax and regulatory requirements.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns for the other Class of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing the Fund's average annual returns for the periods shown. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance is no indication of future results. More current performance information is available at www.russell.com.

Class S Calendar Year Total Returns

Highest Quarterly Return: 1.34% (3Q/07)
Lowest Quarterly Return: 0.00% (4Q/11)

Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns - Russell Money Market Fund	1 Year	5 Years	10 Years
Class A Shares	none	1.66%	2.03%
Class S Shares	none	1.71%	2.09%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Russell Money Market Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.34%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%	[1]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.48%	[1]
1 Year	rr_ExpenseExampleYear01	49
3 Years	rr_ExpenseExampleYear03	189
5 Years	rr_ExpenseExampleYear05	341
10 Years	rr_ExpenseExampleYear10	783
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	2.03%
Russell Money Market Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.34%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.54%	[1]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.27%	[1]
1 Year	rr_ExpenseExampleYear01	28
3 Years	rr_ExpenseExampleYear03	146
5 Years	rr_ExpenseExampleYear05	275
10 Years	rr_ExpenseExampleYear10	651
Annual Return 2002	rr_AnnualReturn2002	1.77%
Annual Return 2003	rr_AnnualReturn2003	1.12%
Annual Return 2004	rr_AnnualReturn2004	1.32%
Annual Return 2005	rr_AnnualReturn2005	3.21%
Annual Return 2006	rr_AnnualReturn2006	5.05%
Annual Return 2007	rr_AnnualReturn2007	5.37%
Annual Return 2008	rr_AnnualReturn2008	2.93%
Annual Return 2009	rr_AnnualReturn2009	0.25%
Annual Return 2010	rr_AnnualReturn2010	0.09%
Annual Return 2011	rr_AnnualReturn2011	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	1.71%
10 Years	rr_AverageAnnualReturnYear10	2.09%
Russell Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to preserve principal and provide liquidity and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund concentrates its investments in a portfolio of high quality money market securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities maturing within 397 days or less; however variable rate securities may have longer maturities. The dollar-weighted average maturity of the Fund's portfolio is 60 days or less.

The Fund may enter into repurchase agreements collateralized by U.S. government or agency obligations and invests in variable rate demand notes, generally municipal debt obligations, that are supported by credit and liquidity enhancements from U.S. government agencies or instrumentalities. The Fund may also invest in (i) debt securities that are guaranteed under the Federal Deposit Insurance Corporation's ("FDIC") Temporary Liquidity Guarantee Program ("TLGP") or other similar current or future government programs and (ii) asset backed commercial paper issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. The Fund seeks to maintain a net asset value of $1.00 per share, although it is possible to lose money by investing in the Fund. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.The principal risks of investing in the Fund are those associated with:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Stable $1.00 Net Asset Value Risk . There is no assurance that the Fund will maintain a net asset value of $1.00 per share on a continuous basis and it is possible to lose money by investing in the Fund.
  Money Market Securities . Prices of money market securities generally rise and fall in response to interest rate changes.
  Debt Securities Guaranteed Pursuant to Government Guarantees. The TLGP guarantee presently extends through the earlier of the maturity date of the debt or June 30, 2012. This guarantee does not extend to shares of the Fund itself. FDIC-guaranteed debt is still subject to interest rate and securities selection risk. The terms of other government guarantee programs may differ.
  Asset Backed Commercial Paper . Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
  Repurchase Agreements . Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions and Subscriptions . Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Additionally, in a rising interest rate environment, large redemptions may result in a lower yield. Likewise, if interest rates are decreasing, large subscription activity may result in the Fund having a lower yield.
  Industry Concentration Risk . By concentrating its investments in U.S. government securities, the Fund carries a much greater sensitivity to adverse developments affecting such securities than a fund that invests in a wide variety of securities and industries. The value of U.S. government securities can be affected by, among other factors, adverse economic developments, legislative measures and changes to tax and regulatory requirements.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns for the other Class of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return: 1.34% (3Q/07)
Lowest Quarterly Return: 0.00% (4Q/11)

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing the Fund's average annual returns for the periods shown. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance is no indication of future results. More current performance information is available at www.russell.com.

[1]	"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal year ended October 31, 2011. Until February 28, 2013, RIMCo has contractually agreed to waive 0.15% of its 0.20% advisory fee. This waiver may not be terminated during the relevant period except with Board approval. Until February 28, 2013, RFSC has contractually agreed to waive 0.01% and 0.12% of its transfer agency fees for Class A Shares and Class S Shares, respectively. This waiver may not be terminated during the relevant period except with Board approval.

Conservative Strategy Fund
Conservative Strategy Fund
Investment Objective
The Fund seeks to provide high current income and low long term capital appreciation.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 107 and 109, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 21 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Conservative Strategy Fund		Class A Shares	Class C Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Conservative Strategy Fund		Class A Shares	Class C Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
Advisory Fee	[1]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none	0.25%	none
Other Expenses	[1]	0.29%	0.54%	0.54%	0.29%	0.54%	0.54%	0.29%
Acquired (Underlying) Fund Fees and Expenses	[1]	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
Total Annual Fund Operating Expenses	[1]	1.35%	2.10%	1.35%	1.10%	1.35%	1.60%	1.10%
Less Fee Waivers and Expense Reimbursements	[1]	(0.19%)	(0.19%)	(0.19%)	(0.34%)	(0.34%)	(0.34%)	(0.19%)
Net Annual Fund Operating Expenses	[1]	1.16%	1.91%	1.16%	0.76%	1.01%	1.26%	0.91%
[1]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect a reduction in the transfer agency fee waiver for Class R1, R2 and R3 Shares. Until February 28, 2013, RIMCo has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Until February 28, 2013, RFSC has contractually agreed to waive 0.15% of its transfer agency fees for Class R1, R2 and R3 Shares. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - Conservative Strategy Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
1 Year	686	194	118	78	103	128	93
3 Years	960	640	409	316	394	472	331
5 Years	1,255	1,111	721	573	707	839	588
10 Years	2,090	2,416	1,607	1,310	1,594	1,871	1,323

Portfolio Turnover

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund is a "fund of funds," which seeks to achieve its objective by investing in a combination of several other Russell Investment Company ("RIC") funds (the "Underlying Funds"). The Fund intends its strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. You may invest directly in the Underlying Funds in which Fund invests. The Fund's approximate target strategic allocation as of February 29, 2012 is 16% to equity Underlying Funds, 78% to fixed income Underlying Funds and 6% to real asset Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. A real asset is a tangible or physical asset that typically has intrinsic value, including land, property, equipment, raw materials or infrastructure. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers. Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, considers this Fund to be a "conservative" fund due to its investment objective and asset allocation to fixed income Underlying Funds.

RIMCo may modify the target allocation for any Fund and/or the Underlying Funds in which a Fund invests from time to time based on capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund's actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equities, fixed income or real asset category level based on RIMCo's assessment of relative market valuation of the asset classes represented by each Underlying Fund, (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds . The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIMCo's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect.  Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities . Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds") . Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S Corporate Debt Securities Risk . Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities . Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities . Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities . Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Repurchase Agreements . Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Loans and Other Direct Indebtedness . Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk . A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) . ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk . Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations . The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Master Limited Partnerships ("MLPs"). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class E Shares varies over a ten year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class E returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results.More current performance information is available at www.russell.com.

Class E Calendar Year Total Returns

Highest Quarterly Return: 9.83% (2Q/09)
Lowest Quarterly Return: (7.78)% (4Q/08)

Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns - Conservative Strategy Fund	1 Year	5 Years	10 Years
Class A Shares	(4.14%)	2.50%	3.57%
Class C Shares	0.99%	2.94%	3.41%
Class R1 Shares	2.25%	4.02%	4.46%
Class R2 Shares	1.93%	3.74%	4.19%
Class R3 Shares	1.73%	3.49%	3.95%
Class S Shares	1.98%	3.95%	4.44%
Class E Shares	1.76%	3.71%	4.18%
Class E Shares Return After Taxes on Distributions	1.00%	2.28%	2.91%
Class E Shares Return After Taxes on Distributions and Sale of Fund Shares	1.17%	2.34%	2.87%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.78%
BofA Merrill Lynch 1-3 Yr US Treasuries Index (reflects no deduction for fees, expenses or taxes)	1.55%	3.69%	3.25%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Conservative Strategy Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.16%	[2]
1 Year	rr_ExpenseExampleYear01	686
3 Years	rr_ExpenseExampleYear03	960
5 Years	rr_ExpenseExampleYear05	1,255
10 Years	rr_ExpenseExampleYear10	2,090
1 Year	rr_AverageAnnualReturnYear01	(4.14%)
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	3.57%
Conservative Strategy Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.91%	[2]
1 Year	rr_ExpenseExampleYear01	194
3 Years	rr_ExpenseExampleYear03	640
5 Years	rr_ExpenseExampleYear05	1,111
10 Years	rr_ExpenseExampleYear10	2,416
1 Year	rr_AverageAnnualReturnYear01	0.99%
5 Years	rr_AverageAnnualReturnYear05	2.94%
10 Years	rr_AverageAnnualReturnYear10	3.41%
Conservative Strategy Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.16%	[2]
1 Year	rr_ExpenseExampleYear01	118
3 Years	rr_ExpenseExampleYear03	409
5 Years	rr_ExpenseExampleYear05	721
10 Years	rr_ExpenseExampleYear10	1,607
Annual Return 2002	rr_AnnualReturn2002	1.83%
Annual Return 2003	rr_AnnualReturn2003	7.98%
Annual Return 2004	rr_AnnualReturn2004	4.42%
Annual Return 2005	rr_AnnualReturn2005	2.73%
Annual Return 2006	rr_AnnualReturn2006	6.39%
Annual Return 2007	rr_AnnualReturn2007	5.48%
Annual Return 2008	rr_AnnualReturn2008	(15.41%)
Annual Return 2009	rr_AnnualReturn2009	20.05%
Annual Return 2010	rr_AnnualReturn2010	10.06%
Annual Return 2011	rr_AnnualReturn2011	1.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.78%)
1 Year	rr_AverageAnnualReturnYear01	1.76%
5 Years	rr_AverageAnnualReturnYear05	3.71%
10 Years	rr_AverageAnnualReturnYear10	4.18%
Conservative Strategy Fund | Class E Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.00%
5 Years	rr_AverageAnnualReturnYear05	2.28%
10 Years	rr_AverageAnnualReturnYear10	2.91%
Conservative Strategy Fund | Class E Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.17%
5 Years	rr_AverageAnnualReturnYear05	2.34%
10 Years	rr_AverageAnnualReturnYear10	2.87%
Conservative Strategy Fund | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.76%	[2]
1 Year	rr_ExpenseExampleYear01	78
3 Years	rr_ExpenseExampleYear03	316
5 Years	rr_ExpenseExampleYear05	573
10 Years	rr_ExpenseExampleYear10	1,310
1 Year	rr_AverageAnnualReturnYear01	2.25%
5 Years	rr_AverageAnnualReturnYear05	4.02%
10 Years	rr_AverageAnnualReturnYear10	4.46%
Conservative Strategy Fund | Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.01%	[2]
1 Year	rr_ExpenseExampleYear01	103
3 Years	rr_ExpenseExampleYear03	394
5 Years	rr_ExpenseExampleYear05	707
10 Years	rr_ExpenseExampleYear10	1,594
1 Year	rr_AverageAnnualReturnYear01	1.93%
5 Years	rr_AverageAnnualReturnYear05	3.74%
10 Years	rr_AverageAnnualReturnYear10	4.19%
Conservative Strategy Fund | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.26%	[2]
1 Year	rr_ExpenseExampleYear01	128
3 Years	rr_ExpenseExampleYear03	472
5 Years	rr_ExpenseExampleYear05	839
10 Years	rr_ExpenseExampleYear10	1,871
1 Year	rr_AverageAnnualReturnYear01	1.73%
5 Years	rr_AverageAnnualReturnYear05	3.49%
10 Years	rr_AverageAnnualReturnYear10	3.95%
Conservative Strategy Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.91%	[2]
1 Year	rr_ExpenseExampleYear01	93
3 Years	rr_ExpenseExampleYear03	331
5 Years	rr_ExpenseExampleYear05	588
10 Years	rr_ExpenseExampleYear10	1,323
1 Year	rr_AverageAnnualReturnYear01	1.98%
5 Years	rr_AverageAnnualReturnYear05	3.95%
10 Years	rr_AverageAnnualReturnYear10	4.44%
Conservative Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Conservative Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide high current income and low long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 107 and 109, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 21 of the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds," which seeks to achieve its objective by investing in a combination of several other Russell Investment Company ("RIC") funds (the "Underlying Funds"). The Fund intends its strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. You may invest directly in the Underlying Funds in which Fund invests. The Fund's approximate target strategic allocation as of February 29, 2012 is 16% to equity Underlying Funds, 78% to fixed income Underlying Funds and 6% to real asset Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. A real asset is a tangible or physical asset that typically has intrinsic value, including land, property, equipment, raw materials or infrastructure. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers. Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, considers this Fund to be a "conservative" fund due to its investment objective and asset allocation to fixed income Underlying Funds.

RIMCo may modify the target allocation for any Fund and/or the Underlying Funds in which a Fund invests from time to time based on capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund's actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equities, fixed income or real asset category level based on RIMCo's assessment of relative market valuation of the asset classes represented by each Underlying Fund, (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds . The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIMCo's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect.  Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities . Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds") . Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S Corporate Debt Securities Risk . Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities . Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities . Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities . Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Repurchase Agreements . Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Loans and Other Direct Indebtedness . Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk . A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) . ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk . Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations . The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Master Limited Partnerships ("MLPs"). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class E Shares varies over a ten year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class E Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class E Shares varies over a ten year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class E returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return: 9.83% (2Q/09)
Lowest Quarterly Return: (7.78)% (4Q/08)

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results.More current performance information is available at www.russell.com.

Conservative Strategy Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Conservative Strategy Fund | BofA Merrill Lynch 1-3 Yr US Treasuries Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.55%
5 Years	rr_AverageAnnualReturnYear05	3.69%
10 Years	rr_AverageAnnualReturnYear10	3.25%

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect a reduction in the transfer agency fee waiver for Class R1, R2 and R3 Shares. Until February 28, 2013, RIMCo has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Until February 28, 2013, RFSC has contractually agreed to waive 0.15% of its transfer agency fees for Class R1, R2 and R3 Shares. This waiver may not be terminated during the relevant period except with Board approval.

Moderate Strategy Fund
Moderate Strategy Fund
Investment Objective
The Fund seeks to provide high current income and moderate long term capital appreciation.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 107 and 109, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 21 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Moderate Strategy Fund		Class A Shares	Class C Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Moderate Strategy Fund		Class A Shares	Class C Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
Advisory Fee	[1]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none	0.25%	none
Other Expenses	[1]	0.28%	0.53%	0.53%	0.28%	0.53%	0.53%	0.28%
Acquired (Underlying) Fund Fees and Expenses	[1]	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%
Total Annual Fund Operating Expenses	[1]	1.42%	2.17%	1.42%	1.17%	1.42%	1.67%	1.17%
Less Fee Waivers and Expense Reimbursements	[1]	(0.18%)	(0.18%)	(0.18%)	(0.33%)	(0.33%)	(0.33%)	(0.18%)
Net Annual Fund Operating Expenses	[1]	1.24%	1.99%	1.24%	0.84%	1.09%	1.34%	0.99%
[1]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect a reduction in the transfer agency fee waiver for Class R1, R2 and R3 Shares Until February 28, 2013, RIMCo has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Until February 28, 2013, RFSC has contractually agreed to waive 0.15% of its transfer agency fees for Class R1, R2 and R3 Shares. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - Moderate Strategy Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
1 Year	694	202	126	86	111	136	101
3 Years	982	662	432	339	417	494	354
5 Years	1,291	1,148	759	612	745	876	626
10 Years	2,164	2,489	1,686	1,391	1,674	1,949	1,404

Portfolio Turnover

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund is a "fund of funds," which seeks to achieve its objective by investing in a combination of several other Russell Investment Company ("RIC") funds (the "Underlying Funds"). The Fund intends its strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. You may invest directly in the Underlying Funds in which Fund invests. The Fund's approximate target strategic allocation as of February 29, 2012 is 33% to equity Underlying Funds, 58% to fixed income Underlying Funds and 9% to real asset Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. A real asset is a tangible or physical asset that typically has intrinsic value, including land, property, equipment, raw materials or infrastructure. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers. Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, considers this Fund to be a "moderate" fund due to its investment objective and asset allocation to fixed income and equity Underlying Funds.

RIMCo may modify the target allocation for any Fund and/or the Underlying Funds in which a Fund invests from time to time based on capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund's actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equities, fixed income or real asset category level based on RIMCo's assessment of relative market valuation of the asset classes represented by each Underlying Fund, (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds . The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIMCo's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect.  Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities . Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds") . Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S Corporate Debt Securities Risk . Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities . Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities . Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities . Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Repurchase Agreements . Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Loans and Other Direct Indebtedness . Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk . A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  Real Estate Securities . Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) . ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk . Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations . The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Master Limited Partnerships ("MLPs"). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

 An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class E Shares varies over a ten year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class E returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class E Calendar Year Total Returns

Highest Quarterly Return: 12.59% (2Q/09)
Lowest Quarterly Return: (12.21)% (4Q/08)

Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns - Moderate Strategy Fund	1 Year	5 Years	10 Years
Class A Shares	(5.95%)	1.25%	3.85%
Class C Shares	(0.98%)	1.70%	3.67%
Class R1 Shares	0.20%	2.76%	4.67%
Class R2 Shares	(0.04%)	2.52%	4.48%
Class R3 Shares	(0.32%)	2.24%	4.22%
Class S Shares	0.01%	2.72%	4.72%
Class E Shares	(0.09%)	2.47%	4.46%
Class E Shares Return After Taxes on Distributions	(0.80%)	1.10%	3.28%
Class E Shares Return After Taxes on Distributions and Sale of Fund Shares	none	1.37%	3.21%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.78%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	1.50%	(0.02%)	3.34%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Moderate Strategy Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.24%	[2]
1 Year	rr_ExpenseExampleYear01	694
3 Years	rr_ExpenseExampleYear03	982
5 Years	rr_ExpenseExampleYear05	1,291
10 Years	rr_ExpenseExampleYear10	2,164
1 Year	rr_AverageAnnualReturnYear01	(5.95%)
5 Years	rr_AverageAnnualReturnYear05	1.25%
10 Years	rr_AverageAnnualReturnYear10	3.85%
Moderate Strategy Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.17%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.99%	[2]
1 Year	rr_ExpenseExampleYear01	202
3 Years	rr_ExpenseExampleYear03	662
5 Years	rr_ExpenseExampleYear05	1,148
10 Years	rr_ExpenseExampleYear10	2,489
1 Year	rr_AverageAnnualReturnYear01	(0.98%)
5 Years	rr_AverageAnnualReturnYear05	1.70%
10 Years	rr_AverageAnnualReturnYear10	3.67%
Moderate Strategy Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.24%	[2]
1 Year	rr_ExpenseExampleYear01	126
3 Years	rr_ExpenseExampleYear03	432
5 Years	rr_ExpenseExampleYear05	759
10 Years	rr_ExpenseExampleYear10	1,686
Annual Return 2002	rr_AnnualReturn2002	(2.70%)
Annual Return 2003	rr_AnnualReturn2003	14.43%
Annual Return 2004	rr_AnnualReturn2004	7.35%
Annual Return 2005	rr_AnnualReturn2005	4.54%
Annual Return 2006	rr_AnnualReturn2006	9.58%
Annual Return 2007	rr_AnnualReturn2007	6.44%
Annual Return 2008	rr_AnnualReturn2008	(23.61%)
Annual Return 2009	rr_AnnualReturn2009	24.01%
Annual Return 2010	rr_AnnualReturn2010	12.17%
Annual Return 2011	rr_AnnualReturn2011	(0.09%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.21%)
1 Year	rr_AverageAnnualReturnYear01	(0.09%)
5 Years	rr_AverageAnnualReturnYear05	2.47%
10 Years	rr_AverageAnnualReturnYear10	4.46%
Moderate Strategy Fund | Class E Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.80%)
5 Years	rr_AverageAnnualReturnYear05	1.10%
10 Years	rr_AverageAnnualReturnYear10	3.28%
Moderate Strategy Fund | Class E Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	1.37%
10 Years	rr_AverageAnnualReturnYear10	3.21%
Moderate Strategy Fund | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.84%	[2]
1 Year	rr_ExpenseExampleYear01	86
3 Years	rr_ExpenseExampleYear03	339
5 Years	rr_ExpenseExampleYear05	612
10 Years	rr_ExpenseExampleYear10	1,391
1 Year	rr_AverageAnnualReturnYear01	0.20%
5 Years	rr_AverageAnnualReturnYear05	2.76%
10 Years	rr_AverageAnnualReturnYear10	4.67%
Moderate Strategy Fund | Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.09%	[2]
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	417
5 Years	rr_ExpenseExampleYear05	745
10 Years	rr_ExpenseExampleYear10	1,674
1 Year	rr_AverageAnnualReturnYear01	(0.04%)
5 Years	rr_AverageAnnualReturnYear05	2.52%
10 Years	rr_AverageAnnualReturnYear10	4.48%
Moderate Strategy Fund | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.34%	[2]
1 Year	rr_ExpenseExampleYear01	136
3 Years	rr_ExpenseExampleYear03	494
5 Years	rr_ExpenseExampleYear05	876
10 Years	rr_ExpenseExampleYear10	1,949
1 Year	rr_AverageAnnualReturnYear01	(0.32%)
5 Years	rr_AverageAnnualReturnYear05	2.24%
10 Years	rr_AverageAnnualReturnYear10	4.22%
Moderate Strategy Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.99%	[2]
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	354
5 Years	rr_ExpenseExampleYear05	626
10 Years	rr_ExpenseExampleYear10	1,404
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	2.72%
10 Years	rr_AverageAnnualReturnYear10	4.72%
Moderate Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Moderate Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide high current income and moderate long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 107 and 109, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 21 of the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds," which seeks to achieve its objective by investing in a combination of several other Russell Investment Company ("RIC") funds (the "Underlying Funds"). The Fund intends its strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. You may invest directly in the Underlying Funds in which Fund invests. The Fund's approximate target strategic allocation as of February 29, 2012 is 33% to equity Underlying Funds, 58% to fixed income Underlying Funds and 9% to real asset Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. A real asset is a tangible or physical asset that typically has intrinsic value, including land, property, equipment, raw materials or infrastructure. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers. Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, considers this Fund to be a "moderate" fund due to its investment objective and asset allocation to fixed income and equity Underlying Funds.

RIMCo may modify the target allocation for any Fund and/or the Underlying Funds in which a Fund invests from time to time based on capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund's actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equities, fixed income or real asset category level based on RIMCo's assessment of relative market valuation of the asset classes represented by each Underlying Fund, (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds . The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIMCo's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect.  Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities . Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds") . Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S Corporate Debt Securities Risk . Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities . Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities . Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities . Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Repurchase Agreements . Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Loans and Other Direct Indebtedness . Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk . A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  Real Estate Securities . Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) . ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk . Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations . The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Master Limited Partnerships ("MLPs"). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

 An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class E Shares varies over a ten year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class E Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class E Shares varies over a ten year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class E returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return: 12.59% (2Q/09)
Lowest Quarterly Return: (12.21)% (4Q/08)

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Moderate Strategy Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Moderate Strategy Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.50%
5 Years	rr_AverageAnnualReturnYear05	(0.02%)
10 Years	rr_AverageAnnualReturnYear10	3.34%

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect a reduction in the transfer agency fee waiver for Class R1, R2 and R3 Shares Until February 28, 2013, RIMCo has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Until February 28, 2013, RFSC has contractually agreed to waive 0.15% of its transfer agency fees for Class R1, R2 and R3 Shares. This waiver may not be terminated during the relevant period except with Board approval.

Balanced Strategy Fund
Balanced Strategy Fund
Investment Objective
The Fund seeks to provide above average capital appreciation and a moderate level of current income.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 107 and 109, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 21 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Balanced Strategy Fund		Class A Shares	Class C Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Balanced Strategy Fund		Class A Shares	Class C Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
Advisory Fee	[1]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none	0.25%	none
Other Expenses	[1]	0.27%	0.52%	0.52%	0.27%	0.52%	0.52%	0.27%
Acquired (Underlying) Fund Fees and Expenses	[1]	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%
Total Annual Fund Operating Expenses	[1]	1.51%	2.26%	1.51%	1.26%	1.51%	1.76%	1.26%
Less Fee Waivers and Expense Reimbursements	[1]	(0.17%)	(0.17%)	(0.17%)	(0.32%)	(0.32%)	(0.32%)	(0.17%)
Net Annual Fund Operating Expenses	[1]	1.34%	2.09%	1.34%	0.94%	1.19%	1.44%	1.09%
[1]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect a reduction in the transfer agency fee waiver for Class R1, R2 and R3 Shares. Until February 28, 2013, RIMCo has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Until February 28, 2013, RFSC has contractually agreed to waive 0.15% of its transfer agency fees for Class R1, R2 and R3 Shares. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - Balanced Strategy Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
1 Year	704	212	136	96	121	147	111
3 Years	1,009	690	461	368	446	523	383
5 Years	1,336	1,195	808	661	793	924	675
10 Years	2,259	2,582	1,787	1,494	1,774	2,047	1,508

Portfolio Turnover

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund is a "fund of funds," which seeks to achieve its objective by investing in a combination of several other Russell Investment Company ("RIC") funds (the "Underlying Funds"). The Fund intends its strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. You may invest directly in the Underlying Funds in which Fund invests. The Fund's approximate target strategic allocation as of February 29, 2012 is 52% to equity Underlying Funds, 38% to fixed income Underlying Funds and 10% to real asset Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. A real asset is a tangible or physical asset that typically has intrinsic value, including land, property, equipment, raw materials or infrastructure. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target allocation for any Fund and/or the Underlying Funds in which a Fund invests from time to time based on capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund's actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equities, fixed income or real asset category level based on RIMCo's assessment of relative market valuation of the asset classes represented by each Underlying Fund, (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds . The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIMCo's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect.  Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities . Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds") . Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S Corporate Debt Securities Risk . Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities . Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities . Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities . Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Repurchase Agreements . Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Loans and Other Direct Indebtedness . Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk . A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  Real Estate Securities . Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) . ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk . Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations . The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Master Limited Partnerships ("MLPs"). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class E Shares varies over a ten year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class E returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class E Calendar Year Total Returns

Highest Quarterly Return: 15.28% (2Q/09)
Lowest Quarterly Return: (16.28)% (4Q/08)

Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns - Balanced Strategy Fund	1 Year	5 Years	10 Years
Class A Shares	(8.49%)	(0.35%)	4.01%
Class C Shares	(3.61%)	0.08%	3.85%
Class R1 Shares	(2.50%)	1.12%	4.91%
Class R2 Shares	(2.74%)	0.87%	4.65%
Class R3 Shares	(3.02%)	0.61%	4.39%
Class S Shares	(2.77%)	1.07%	4.88%
Class E Shares	(3.01%)	0.83%	4.62%
Class E Shares Return After Taxes on Distributions	(3.54%)	(0.39%)	3.55%
Class E Shares Return After Taxes on Distributions and Sale of Fund Shares	(1.86%)	0.14%	3.48%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.78%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	1.50%	(0.02%)	3.34%
Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees, expenses or taxes)	(12.35%)	(3.82%)	5.23%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Balanced Strategy Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.34%	[2]
1 Year	rr_ExpenseExampleYear01	704
3 Years	rr_ExpenseExampleYear03	1,009
5 Years	rr_ExpenseExampleYear05	1,336
10 Years	rr_ExpenseExampleYear10	2,259
1 Year	rr_AverageAnnualReturnYear01	(8.49%)
5 Years	rr_AverageAnnualReturnYear05	(0.35%)
10 Years	rr_AverageAnnualReturnYear10	4.01%
Balanced Strategy Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.26%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.09%	[2]
1 Year	rr_ExpenseExampleYear01	212
3 Years	rr_ExpenseExampleYear03	690
5 Years	rr_ExpenseExampleYear05	1,195
10 Years	rr_ExpenseExampleYear10	2,582
1 Year	rr_AverageAnnualReturnYear01	(3.61%)
5 Years	rr_AverageAnnualReturnYear05	0.08%
10 Years	rr_AverageAnnualReturnYear10	3.85%
Balanced Strategy Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.34%	[2]
1 Year	rr_ExpenseExampleYear01	136
3 Years	rr_ExpenseExampleYear03	461
5 Years	rr_ExpenseExampleYear05	808
10 Years	rr_ExpenseExampleYear10	1,787
Annual Return 2002	rr_AnnualReturn2002	(7.44%)
Annual Return 2003	rr_AnnualReturn2003	21.82%
Annual Return 2004	rr_AnnualReturn2004	10.92%
Annual Return 2005	rr_AnnualReturn2005	6.82%
Annual Return 2006	rr_AnnualReturn2006	12.84%
Annual Return 2007	rr_AnnualReturn2007	6.78%
Annual Return 2008	rr_AnnualReturn2008	(29.92%)
Annual Return 2009	rr_AnnualReturn2009	26.58%
Annual Return 2010	rr_AnnualReturn2010	13.41%
Annual Return 2011	rr_AnnualReturn2011	(3.01%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.28%)
1 Year	rr_AverageAnnualReturnYear01	(3.01%)
5 Years	rr_AverageAnnualReturnYear05	0.83%
10 Years	rr_AverageAnnualReturnYear10	4.62%
Balanced Strategy Fund | Class E Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.54%)
5 Years	rr_AverageAnnualReturnYear05	(0.39%)
10 Years	rr_AverageAnnualReturnYear10	3.55%
Balanced Strategy Fund | Class E Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.86%)
5 Years	rr_AverageAnnualReturnYear05	0.14%
10 Years	rr_AverageAnnualReturnYear10	3.48%
Balanced Strategy Fund | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.94%	[2]
1 Year	rr_ExpenseExampleYear01	96
3 Years	rr_ExpenseExampleYear03	368
5 Years	rr_ExpenseExampleYear05	661
10 Years	rr_ExpenseExampleYear10	1,494
1 Year	rr_AverageAnnualReturnYear01	(2.50%)
5 Years	rr_AverageAnnualReturnYear05	1.12%
10 Years	rr_AverageAnnualReturnYear10	4.91%
Balanced Strategy Fund | Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.19%	[2]
1 Year	rr_ExpenseExampleYear01	121
3 Years	rr_ExpenseExampleYear03	446
5 Years	rr_ExpenseExampleYear05	793
10 Years	rr_ExpenseExampleYear10	1,774
1 Year	rr_AverageAnnualReturnYear01	(2.74%)
5 Years	rr_AverageAnnualReturnYear05	0.87%
10 Years	rr_AverageAnnualReturnYear10	4.65%
Balanced Strategy Fund | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.44%	[2]
1 Year	rr_ExpenseExampleYear01	147
3 Years	rr_ExpenseExampleYear03	523
5 Years	rr_ExpenseExampleYear05	924
10 Years	rr_ExpenseExampleYear10	2,047
1 Year	rr_AverageAnnualReturnYear01	(3.02%)
5 Years	rr_AverageAnnualReturnYear05	0.61%
10 Years	rr_AverageAnnualReturnYear10	4.39%
Balanced Strategy Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.09%	[2]
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	383
5 Years	rr_ExpenseExampleYear05	675
10 Years	rr_ExpenseExampleYear10	1,508
1 Year	rr_AverageAnnualReturnYear01	(2.77%)
5 Years	rr_AverageAnnualReturnYear05	1.07%
10 Years	rr_AverageAnnualReturnYear10	4.88%
Balanced Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Balanced Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide above average capital appreciation and a moderate level of current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 107 and 109, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 21 of the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds," which seeks to achieve its objective by investing in a combination of several other Russell Investment Company ("RIC") funds (the "Underlying Funds"). The Fund intends its strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. You may invest directly in the Underlying Funds in which Fund invests. The Fund's approximate target strategic allocation as of February 29, 2012 is 52% to equity Underlying Funds, 38% to fixed income Underlying Funds and 10% to real asset Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. A real asset is a tangible or physical asset that typically has intrinsic value, including land, property, equipment, raw materials or infrastructure. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target allocation for any Fund and/or the Underlying Funds in which a Fund invests from time to time based on capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund's actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equities, fixed income or real asset category level based on RIMCo's assessment of relative market valuation of the asset classes represented by each Underlying Fund, (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds . The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIMCo's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect.  Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities . Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds") . Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S Corporate Debt Securities Risk . Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities . Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities . Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities . Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Repurchase Agreements . Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Loans and Other Direct Indebtedness . Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk . A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  Real Estate Securities . Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) . ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk . Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations . The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Master Limited Partnerships ("MLPs"). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class E Shares varies over a ten year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class E Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class E Shares varies over a ten year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class E returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return: 15.28% (2Q/09)
Lowest Quarterly Return: (16.28)% (4Q/08)

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Balanced Strategy Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Balanced Strategy Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.50%
5 Years	rr_AverageAnnualReturnYear05	(0.02%)
10 Years	rr_AverageAnnualReturnYear10	3.34%
Balanced Strategy Fund | Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.35%)
5 Years	rr_AverageAnnualReturnYear05	(3.82%)
10 Years	rr_AverageAnnualReturnYear10	5.23%

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect a reduction in the transfer agency fee waiver for Class R1, R2 and R3 Shares. Until February 28, 2013, RIMCo has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Until February 28, 2013, RFSC has contractually agreed to waive 0.15% of its transfer agency fees for Class R1, R2 and R3 Shares. This waiver may not be terminated during the relevant period except with Board approval.

Growth Strategy Fund
Growth Strategy Fund
Investment Objective
The Fund seeks to provide high long term capital appreciation with low current income.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 107 and 109, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 21 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Growth Strategy Fund		Class A Shares	Class C Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Growth Strategy Fund		Class A Shares	Class C Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
Advisory Fee	[1]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none	0.25%	none
Other Expenses	[1]	0.28%	0.53%	0.53%	0.28%	0.53%	0.53%	0.28%
Acquired (Underlying) Fund Fees and Expenses	[1]	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
Total Annual Fund Operating Expenses	[1]	1.59%	2.34%	1.59%	1.34%	1.59%	1.84%	1.34%
Less Fee Waivers and Expense Reimbursements	[1]	(0.18%)	(0.18%)	(0.18%)	(0.33%)	(0.33%)	(0.33%)	(0.18%)
Net Annual Fund Operating Expenses	[1]	1.41%	2.16%	1.41%	1.01%	1.26%	1.51%	1.16%
[1]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect a reduction in the transfer agency fee waiver for Class R1, R2 and R3 Shares. Until February 28, 2013, RIMCo has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Until February 28, 2013, RFSC has contractually agreed to waive 0.15% of its transfer agency fees for Class R1, R2 and R3 Shares. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - Growth Strategy Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
1 Year	710	219	144	103	128	154	118
3 Years	1,031	713	484	392	470	547	407
5 Years	1,375	1,234	849	703	835	965	717
10 Years	2,341	2,662	1,874	1,584	1,861	2,132	1,597

Portfolio Turnover

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund is a "fund of funds," which seeks to achieve its objective by investing in a combination of several other Russell Investment Company ("RIC") funds (the "Underlying Funds"). The Fund intends its strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. You may invest directly in the Underlying Funds in which Fund invests. The Fund's approximate target strategic allocation as of February 29, 2012 is 67% to equity Underlying Funds, 19% to fixed income Underlying Funds and 14% to real asset Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. A real asset is a tangible or physical asset that typically has intrinsic value, including land, property, equipment, raw materials or infrastructure. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target allocation for any Fund and/or the Underlying Funds in which a Fund invests from time to time based on capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund's actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equities, fixed income or real asset category level based on RIMCo's assessment of relative market valuation of the asset classes represented by each Underlying Fund, (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds . The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIMCo's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect.  Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities . Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds") . Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S Corporate Debt Securities Risk . Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities . Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities . Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities . Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Repurchase Agreements . Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Loans and Other Direct Indebtedness . Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk . A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  Real Estate Securities . Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) . ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk . Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations . The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Master Limited Partnerships ("MLPs"). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

 An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class E Shares varies over a ten year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class E returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class E Calendar Year Total Returns

Highest Quarterly Return: 17.77% (2Q/09) Lowest Quarterly Return: (20.43)% (4Q/08)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns - Growth Strategy Fund	1 Year	5 Years	10 Years
Class A Shares	(10.97%)	(2.19%)	3.44%
Class C Shares	(6.22%)	(1.77%)	3.27%
Class R1 Shares	(5.16%)	(0.75%)	4.33%
Class R2 Shares	(5.33%)	(0.99%)	4.08%
Class R3 Shares	(5.61%)	(1.24%)	3.82%
Class S Shares	(5.28%)	(0.78%)	4.31%
Class E Shares	(5.53%)	(1.02%)	4.06%
Class E Shares Return After Taxes on Distributions	(5.88%)	(2.04%)	3.22%
Class E Shares Return After Taxes on Distributions and Sale of Fund Shares	(3.48%)	(1.24%)	3.19%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	1.50%	(0.02%)	3.34%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.78%
Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees, expenses or taxes)	(12.35%)	(3.82%)	5.23%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Growth Strategy Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.86%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.41%	[2]
1 Year	rr_ExpenseExampleYear01	710
3 Years	rr_ExpenseExampleYear03	1,031
5 Years	rr_ExpenseExampleYear05	1,375
10 Years	rr_ExpenseExampleYear10	2,341
1 Year	rr_AverageAnnualReturnYear01	(10.97%)
5 Years	rr_AverageAnnualReturnYear05	(2.19%)
10 Years	rr_AverageAnnualReturnYear10	3.44%
Growth Strategy Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.86%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.34%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.16%	[2]
1 Year	rr_ExpenseExampleYear01	219
3 Years	rr_ExpenseExampleYear03	713
5 Years	rr_ExpenseExampleYear05	1,234
10 Years	rr_ExpenseExampleYear10	2,662
1 Year	rr_AverageAnnualReturnYear01	(6.22%)
5 Years	rr_AverageAnnualReturnYear05	(1.77%)
10 Years	rr_AverageAnnualReturnYear10	3.27%
Growth Strategy Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.86%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.41%	[2]
1 Year	rr_ExpenseExampleYear01	144
3 Years	rr_ExpenseExampleYear03	484
5 Years	rr_ExpenseExampleYear05	849
10 Years	rr_ExpenseExampleYear10	1,874
Annual Return 2002	rr_AnnualReturn2002	(13.84%)
Annual Return 2003	rr_AnnualReturn2003	28.55%
Annual Return 2004	rr_AnnualReturn2004	12.94%
Annual Return 2005	rr_AnnualReturn2005	8.37%
Annual Return 2006	rr_AnnualReturn2006	15.59%
Annual Return 2007	rr_AnnualReturn2007	7.04%
Annual Return 2008	rr_AnnualReturn2008	(36.14%)
Annual Return 2009	rr_AnnualReturn2009	28.84%
Annual Return 2010	rr_AnnualReturn2010	14.17%
Annual Return 2011	rr_AnnualReturn2011	(5.53%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.43%)
1 Year	rr_AverageAnnualReturnYear01	(5.53%)
5 Years	rr_AverageAnnualReturnYear05	(1.02%)
10 Years	rr_AverageAnnualReturnYear10	4.06%
Growth Strategy Fund | Class E Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.88%)
5 Years	rr_AverageAnnualReturnYear05	(2.04%)
10 Years	rr_AverageAnnualReturnYear10	3.22%
Growth Strategy Fund | Class E Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.48%)
5 Years	rr_AverageAnnualReturnYear05	(1.24%)
10 Years	rr_AverageAnnualReturnYear10	3.19%
Growth Strategy Fund | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.86%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.01%	[2]
1 Year	rr_ExpenseExampleYear01	103
3 Years	rr_ExpenseExampleYear03	392
5 Years	rr_ExpenseExampleYear05	703
10 Years	rr_ExpenseExampleYear10	1,584
1 Year	rr_AverageAnnualReturnYear01	(5.16%)
5 Years	rr_AverageAnnualReturnYear05	(0.75%)
10 Years	rr_AverageAnnualReturnYear10	4.33%
Growth Strategy Fund | Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.86%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.26%	[2]
1 Year	rr_ExpenseExampleYear01	128
3 Years	rr_ExpenseExampleYear03	470
5 Years	rr_ExpenseExampleYear05	835
10 Years	rr_ExpenseExampleYear10	1,861
1 Year	rr_AverageAnnualReturnYear01	(5.33%)
5 Years	rr_AverageAnnualReturnYear05	(0.99%)
10 Years	rr_AverageAnnualReturnYear10	4.08%
Growth Strategy Fund | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.86%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.51%	[2]
1 Year	rr_ExpenseExampleYear01	154
3 Years	rr_ExpenseExampleYear03	547
5 Years	rr_ExpenseExampleYear05	965
10 Years	rr_ExpenseExampleYear10	2,132
1 Year	rr_AverageAnnualReturnYear01	(5.61%)
5 Years	rr_AverageAnnualReturnYear05	(1.24%)
10 Years	rr_AverageAnnualReturnYear10	3.82%
Growth Strategy Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.86%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.16%	[2]
1 Year	rr_ExpenseExampleYear01	118
3 Years	rr_ExpenseExampleYear03	407
5 Years	rr_ExpenseExampleYear05	717
10 Years	rr_ExpenseExampleYear10	1,597
1 Year	rr_AverageAnnualReturnYear01	(5.28%)
5 Years	rr_AverageAnnualReturnYear05	(0.78%)
10 Years	rr_AverageAnnualReturnYear10	4.31%
Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Growth Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide high long term capital appreciation with low current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 107 and 109, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 21 of the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds," which seeks to achieve its objective by investing in a combination of several other Russell Investment Company ("RIC") funds (the "Underlying Funds"). The Fund intends its strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. You may invest directly in the Underlying Funds in which Fund invests. The Fund's approximate target strategic allocation as of February 29, 2012 is 67% to equity Underlying Funds, 19% to fixed income Underlying Funds and 14% to real asset Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. A real asset is a tangible or physical asset that typically has intrinsic value, including land, property, equipment, raw materials or infrastructure. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target allocation for any Fund and/or the Underlying Funds in which a Fund invests from time to time based on capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund's actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equities, fixed income or real asset category level based on RIMCo's assessment of relative market valuation of the asset classes represented by each Underlying Fund, (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds . The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIMCo's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect.  Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities . Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds") . Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S Corporate Debt Securities Risk . Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities . Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities . Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities . Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Repurchase Agreements . Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Loans and Other Direct Indebtedness . Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk . A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  Real Estate Securities . Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) . ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk . Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations . The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Master Limited Partnerships ("MLPs"). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

 An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class E Shares varies over a ten year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class E Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class E Shares varies over a ten year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class E returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 17.77% (2Q/09) Lowest Quarterly Return: (20.43)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Growth Strategy Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.50%
5 Years	rr_AverageAnnualReturnYear05	(0.02%)
10 Years	rr_AverageAnnualReturnYear10	3.34%
Growth Strategy Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Growth Strategy Fund | Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.35%)
5 Years	rr_AverageAnnualReturnYear05	(3.82%)
10 Years	rr_AverageAnnualReturnYear10	5.23%

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect a reduction in the transfer agency fee waiver for Class R1, R2 and R3 Shares. Until February 28, 2013, RIMCo has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Until February 28, 2013, RFSC has contractually agreed to waive 0.15% of its transfer agency fees for Class R1, R2 and R3 Shares. This waiver may not be terminated during the relevant period except with Board approval.

Equity Growth Strategy Fund
Equity Growth Strategy Fund
Investment Objective
The Fund seeks to provide high long term capital appreciation.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 107 and 109, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 21 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Equity Growth Strategy Fund		Class A Shares	Class C Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Equity Growth Strategy Fund		Class A Shares	Class C Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
Advisory Fee	[1]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none	0.25%	none
Other Expenses	[1]	0.29%	0.54%	0.54%	0.29%	0.54%	0.54%	0.29%
Acquired (Underlying) Fund Fees and Expenses	[1]	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Total Annual Fund Operating Expenses	[1]	1.64%	2.39%	1.64%	1.39%	1.64%	1.89%	1.39%
Less Fee Waivers and Expense Reimbursements	[1]	(0.19%)	(0.19%)	(0.19%)	(0.34%)	(0.34%)	(0.34%)	(0.19%)
Net Annual Fund Operating Expenses	[1]	1.45%	2.20%	1.45%	1.05%	1.30%	1.55%	1.20%
[1]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect a reduction in the transfer agency fee waiver for Class R1, R2 and R3 Shares. Until February 28, 2013, RIMCo has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Until February 28, 2013, RFSC has contractually agreed to waive 0.15% of its transfer agency fees for Class R1, R2 and R3 Shares. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - Equity Growth Strategy Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
1 Year	714	223	148	107	132	158	122
3 Years	1,045	727	499	407	484	561	421
5 Years	1,399	1,258	874	728	860	990	742
10 Years	2,392	2,712	1,928	1,639	1,915	2,184	1,652

Portfolio Turnover

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund is a "fund of funds," which seeks to achieve its objective by investing in a combination of several other Russell Investment Company ("RIC") funds (the "Underlying Funds"). The Fund intends its strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. You may invest directly in the Underlying Funds in which Fund invests. The Fund's approximate target strategic allocation as of February 29, 2012 is 80% to equity Underlying Funds, 5% to fixed income Underlying Funds and 15% to real asset Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. A real asset is a tangible or physical asset that typically has intrinsic value, including land, property, equipment, raw materials or infrastructure. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target allocation for any Fund and/or the Underlying Funds in which a Fund invests from time to time based on capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund's actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equities, fixed income or real asset category level based on RIMCo's assessment of relative market valuation of the asset classes represented by each Underlying Fund, (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in shares of equity Underlying Funds. The Fund considers certain real asset Underlying Funds that invest predominantly in equity securities to be equity Underlying Funds for purposes of assessing compliance with this policy.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds . The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIMCo's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect.  Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Fixed Income Securities . Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds") . Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S Corporate Debt Securities Risk . Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities . Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Loans and Other Direct Indebtedness . Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Short Sales Risk . A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  Real Estate Securities . Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) . ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk . Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations . The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Master Limited Partnerships ("MLPs"). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class E Shares varies over a ten year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class E returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class E Calendar Year Total Returns

Highest Quarterly Return: 20.31% (2Q/09) Lowest Quarterly Return: (24.60)% (4Q/08)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns - Equity Growth Strategy Fund	1 Year	5 Years	10 Years
Class A Shares	(12.53%)	(4.13%)	2.96%
Class C Shares	(7.90%)	(3.72%)	2.62%
Class R1 Shares	(6.82%)	(2.72%)	3.68%
Class R2 Shares	(6.99%)	(2.95%)	3.43%
Class R3 Shares	(7.20%)	(3.19%)	3.17%
Class S Shares	(6.85%)	(2.74%)	3.67%
Class E Shares	(7.14%)	(2.99%)	3.40%
Class E Shares Return After Taxes on Distributions	(7.34%)	(3.78%)	2.78%
Class E Shares Return After Taxes on Distributions and Sale of Fund Shares	(4.47%)	(2.71%)	2.79%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	1.50%	(0.02%)	3.34%
Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees, expenses or taxes)	(12.35%)	(3.82%)	5.23%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Equity Growth Strategy Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.45%	[2]
1 Year	rr_ExpenseExampleYear01	714
3 Years	rr_ExpenseExampleYear03	1,045
5 Years	rr_ExpenseExampleYear05	1,399
10 Years	rr_ExpenseExampleYear10	2,392
1 Year	rr_AverageAnnualReturnYear01	(12.53%)
5 Years	rr_AverageAnnualReturnYear05	(4.13%)
10 Years	rr_AverageAnnualReturnYear10	2.96%
Equity Growth Strategy Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.39%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.20%	[2]
1 Year	rr_ExpenseExampleYear01	223
3 Years	rr_ExpenseExampleYear03	727
5 Years	rr_ExpenseExampleYear05	1,258
10 Years	rr_ExpenseExampleYear10	2,712
1 Year	rr_AverageAnnualReturnYear01	(7.90%)
5 Years	rr_AverageAnnualReturnYear05	(3.72%)
10 Years	rr_AverageAnnualReturnYear10	2.62%
Equity Growth Strategy Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.45%	[2]
1 Year	rr_ExpenseExampleYear01	148
3 Years	rr_ExpenseExampleYear03	499
5 Years	rr_ExpenseExampleYear05	874
10 Years	rr_ExpenseExampleYear10	1,928
Annual Return 2002	rr_AnnualReturn2002	(19.01%)
Annual Return 2003	rr_AnnualReturn2003	34.05%
Annual Return 2004	rr_AnnualReturn2004	14.88%
Annual Return 2005	rr_AnnualReturn2005	9.97%
Annual Return 2006	rr_AnnualReturn2006	18.59%
Annual Return 2007	rr_AnnualReturn2007	7.38%
Annual Return 2008	rr_AnnualReturn2008	(42.07%)
Annual Return 2009	rr_AnnualReturn2009	30.78%
Annual Return 2010	rr_AnnualReturn2010	13.73%
Annual Return 2011	rr_AnnualReturn2011	(7.14%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.60%)
1 Year	rr_AverageAnnualReturnYear01	(7.14%)
5 Years	rr_AverageAnnualReturnYear05	(2.99%)
10 Years	rr_AverageAnnualReturnYear10	3.40%
Equity Growth Strategy Fund | Class E Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.34%)
5 Years	rr_AverageAnnualReturnYear05	(3.78%)
10 Years	rr_AverageAnnualReturnYear10	2.78%
Equity Growth Strategy Fund | Class E Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.47%)
5 Years	rr_AverageAnnualReturnYear05	(2.71%)
10 Years	rr_AverageAnnualReturnYear10	2.79%
Equity Growth Strategy Fund | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.05%	[2]
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	407
5 Years	rr_ExpenseExampleYear05	728
10 Years	rr_ExpenseExampleYear10	1,639
1 Year	rr_AverageAnnualReturnYear01	(6.82%)
5 Years	rr_AverageAnnualReturnYear05	(2.72%)
10 Years	rr_AverageAnnualReturnYear10	3.68%
Equity Growth Strategy Fund | Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.30%	[2]
1 Year	rr_ExpenseExampleYear01	132
3 Years	rr_ExpenseExampleYear03	484
5 Years	rr_ExpenseExampleYear05	860
10 Years	rr_ExpenseExampleYear10	1,915
1 Year	rr_AverageAnnualReturnYear01	(6.99%)
5 Years	rr_AverageAnnualReturnYear05	(2.95%)
10 Years	rr_AverageAnnualReturnYear10	3.43%
Equity Growth Strategy Fund | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.55%	[2]
1 Year	rr_ExpenseExampleYear01	158
3 Years	rr_ExpenseExampleYear03	561
5 Years	rr_ExpenseExampleYear05	990
10 Years	rr_ExpenseExampleYear10	2,184
1 Year	rr_AverageAnnualReturnYear01	(7.20%)
5 Years	rr_AverageAnnualReturnYear05	(3.19%)
10 Years	rr_AverageAnnualReturnYear10	3.17%
Equity Growth Strategy Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.20%	[2]
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	421
5 Years	rr_ExpenseExampleYear05	742
10 Years	rr_ExpenseExampleYear10	1,652
1 Year	rr_AverageAnnualReturnYear01	(6.85%)
5 Years	rr_AverageAnnualReturnYear05	(2.74%)
10 Years	rr_AverageAnnualReturnYear10	3.67%
Equity Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Equity Growth Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide high long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 107 and 109, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 21 of the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds," which seeks to achieve its objective by investing in a combination of several other Russell Investment Company ("RIC") funds (the "Underlying Funds"). The Fund intends its strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. You may invest directly in the Underlying Funds in which Fund invests. The Fund's approximate target strategic allocation as of February 29, 2012 is 80% to equity Underlying Funds, 5% to fixed income Underlying Funds and 15% to real asset Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. A real asset is a tangible or physical asset that typically has intrinsic value, including land, property, equipment, raw materials or infrastructure. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target allocation for any Fund and/or the Underlying Funds in which a Fund invests from time to time based on capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund's actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equities, fixed income or real asset category level based on RIMCo's assessment of relative market valuation of the asset classes represented by each Underlying Fund, (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in shares of equity Underlying Funds. The Fund considers certain real asset Underlying Funds that invest predominantly in equity securities to be equity Underlying Funds for purposes of assessing compliance with this policy.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds . The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIMCo's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect.  Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Fixed Income Securities . Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds") . Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S Corporate Debt Securities Risk . Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities . Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Loans and Other Direct Indebtedness . Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Short Sales Risk . A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  Real Estate Securities . Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) . ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk . Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations . The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Master Limited Partnerships ("MLPs"). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class E Shares varies over a ten year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class E Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class E Shares varies over a ten year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class E returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 20.31% (2Q/09) Lowest Quarterly Return: (24.60)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Equity Growth Strategy Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.50%
5 Years	rr_AverageAnnualReturnYear05	(0.02%)
10 Years	rr_AverageAnnualReturnYear10	3.34%
Equity Growth Strategy Fund | Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.35%)
5 Years	rr_AverageAnnualReturnYear05	(3.82%)
10 Years	rr_AverageAnnualReturnYear10	5.23%

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect a reduction in the transfer agency fee waiver for Class R1, R2 and R3 Shares. Until February 28, 2013, RIMCo has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Until February 28, 2013, RFSC has contractually agreed to waive 0.15% of its transfer agency fees for Class R1, R2 and R3 Shares. This waiver may not be terminated during the relevant period except with Board approval.

2015 Strategy Fund
2015 Strategy Fund
Investment Objective
The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - 2015 Strategy Fund (USD $)	Class R1 Shares	Class R2 Shares	Class R3 Shares
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - 2015 Strategy Fund		Class R1 Shares	Class R2 Shares	Class R3 Shares
Advisory Fee	[1]	none	none	none
Distribution (12b-1) Fees	[1]	none	none	0.25%
Other Expenses (Shareholder Services Fees)	[1]	none	0.25%	0.25%
Acquired (Underlying) Fund Fees and Expenses	[1]	0.66%	0.66%	0.66%
Total Annual Fund Operating Expenses	[1]	0.66%	0.91%	1.16%
[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo"), has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - 2015 Strategy Fund (USD $)	Class R1 Shares	Class R2 Shares	Class R3 Shares
1 Year	67	93	118
3 Years	211	290	368
5 Years	368	504	638
10 Years	822	1,120	1,409

Portfolio Turnover

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2015. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2015, at which time the allocation will remain fixed. The Fund's approximate target allocation as of February 29, 2012 is 32% to equity Underlying Funds, 62% to fixed income Underlying Funds and 6% to real asset Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. A real asset is a tangible or physical asset that typically has intrinsic value, including land, property, equipment, raw materials or infrastructure. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2015, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

Years until retirement	Equity	Real Assets	Fixed Income
45	79.00	11.00	10.00
44	79.00	11.00	10.00
43	79.00	11.00	10.00
42	79.00	11.00	10.00
41	79.00	11.00	10.00
40	79.00	11.00	10.00
39	79.00	11.00	10.00
38	79.00	11.00	10.00
37	79.00	11.00	10.00
36	79.00	11.00	10.00
35	79.00	11.00	10.00
34	79.00	11.00	10.00
33	79.00	11.00	10.00
32	79.00	11.00	10.00
31	79.00	11.00	10.00
30	79.00	11.00	10.00
29	79.00	11.00	10.00
28	79.00	11.00	10.00
27	79.00	11.00	10.00
26	79.00	11.00	10.00
25	79.00	11.00	10.00
24	79.00	11.00	10.00
23	79.00	11.00	10.00
22	79.00	11.00	10.00
21	79.00	11.00	10.00
20	76.30	10.70	13.00
19	72.70	10.30	17.00
18	68.30	9.70	22.00
17	64.90	9.10	26.00
16	61.50	8.50	30.00
15	58.95	8.05	33.00
14	56.40	7.60	36.00
13	53.85	7.15	39.00
12	51.10	6.90	42.00
11	48.25	6.75	45.00
10	45.40	6.60	48.00
9	43.50	6.50	50.00
8	41.60	6.40	52.00
7	39.70	6.30	54.00
6	37.80	6.20	56.00
5	35.90	6.10	58.00
4	34.00	6.00	60.00
3	32.20	5.80	62.00
2	30.40	5.60	64.00
1	28.60	5.40	66.00
0	26.80	5.20	68.00
-1	26.80	5.20	68.00
-2	26.80	5.20	68.00
-3	26.80	5.20	68.00
-4	26.80	5.20	68.00
-5	26.80	5.20	68.00

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

A Fund whose stated target year is further away invests a greater portion of its assets in equity and real asset Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and real asset Underlying Funds.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds . The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
  Long-Term Viability Risk . There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any fund.

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities . Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds") . Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S Corporate Debt Securities Risk . Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities . Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities . Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities . Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness . Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements . Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Real Estate Securities . Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  Short Sales Risk . A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) . ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk . Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations . The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class R1 Calendar Year Total Returns

Highest Quartely Return: 13.25% (2Q/09) Lowest Quartely Return: (6.68)% (3Q/11)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns - 2015 Strategy Fund	1 Year	Since Inception		Inception Date
Class R2 Shares	0.66%	2.75%	[1]	Mar 31, 2008
Class R3 Shares	0.43%	2.51%	[1]	Mar 31, 2008
Class R1 Shares	0.93%	3.01%	[1]	Mar 31, 2008
Class R1 Shares Return After Taxes on Distributions	(0.06%)	1.78%	[1]	Mar 31, 2008
Class R1 Shares Return After Taxes on Distributions and Sale of Fund Shares	0.68%	1.87%	[1]	Mar 31, 2008
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.21%	[1]
[1]	The Fund first issued Class R1, R2 and R3 Shares on March 31, 2008.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
2015 Strategy Fund | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[1]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%	[1]
1 Year	rr_ExpenseExampleYear01	67
3 Years	rr_ExpenseExampleYear03	211
5 Years	rr_ExpenseExampleYear05	368
10 Years	rr_ExpenseExampleYear10	822
Annual Return 2009	rr_AnnualReturn2009	25.36%
Annual Return 2010	rr_AnnualReturn2010	12.99%
Annual Return 2011	rr_AnnualReturn2011	0.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quartely Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quartely Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.68%)
1 Year	rr_AverageAnnualReturnYear01	0.93%
Since Inception	rr_AverageAnnualReturnSinceInception	3.01%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2015 Strategy Fund | Class R1 Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.78%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2015 Strategy Fund | Class R1 Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.68%
Since Inception	rr_AverageAnnualReturnSinceInception	1.87%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2015 Strategy Fund | Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%	[1]
1 Year	rr_ExpenseExampleYear01	93
3 Years	rr_ExpenseExampleYear03	290
5 Years	rr_ExpenseExampleYear05	504
10 Years	rr_ExpenseExampleYear10	1,120
1 Year	rr_AverageAnnualReturnYear01	0.66%
Since Inception	rr_AverageAnnualReturnSinceInception	2.75%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2015 Strategy Fund | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%	[1]
1 Year	rr_ExpenseExampleYear01	118
3 Years	rr_ExpenseExampleYear03	368
5 Years	rr_ExpenseExampleYear05	638
10 Years	rr_ExpenseExampleYear10	1,409
1 Year	rr_AverageAnnualReturnYear01	0.43%
Since Inception	rr_AverageAnnualReturnSinceInception	2.51%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2015 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	2015 Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2015. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2015, at which time the allocation will remain fixed. The Fund's approximate target allocation as of February 29, 2012 is 32% to equity Underlying Funds, 62% to fixed income Underlying Funds and 6% to real asset Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. A real asset is a tangible or physical asset that typically has intrinsic value, including land, property, equipment, raw materials or infrastructure. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2015, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

Years until retirement	Equity	Real Assets	Fixed Income
45	79.00	11.00	10.00
44	79.00	11.00	10.00
43	79.00	11.00	10.00
42	79.00	11.00	10.00
41	79.00	11.00	10.00
40	79.00	11.00	10.00
39	79.00	11.00	10.00
38	79.00	11.00	10.00
37	79.00	11.00	10.00
36	79.00	11.00	10.00
35	79.00	11.00	10.00
34	79.00	11.00	10.00
33	79.00	11.00	10.00
32	79.00	11.00	10.00
31	79.00	11.00	10.00
30	79.00	11.00	10.00
29	79.00	11.00	10.00
28	79.00	11.00	10.00
27	79.00	11.00	10.00
26	79.00	11.00	10.00
25	79.00	11.00	10.00
24	79.00	11.00	10.00
23	79.00	11.00	10.00
22	79.00	11.00	10.00
21	79.00	11.00	10.00
20	76.30	10.70	13.00
19	72.70	10.30	17.00
18	68.30	9.70	22.00
17	64.90	9.10	26.00
16	61.50	8.50	30.00
15	58.95	8.05	33.00
14	56.40	7.60	36.00
13	53.85	7.15	39.00
12	51.10	6.90	42.00
11	48.25	6.75	45.00
10	45.40	6.60	48.00
9	43.50	6.50	50.00
8	41.60	6.40	52.00
7	39.70	6.30	54.00
6	37.80	6.20	56.00
5	35.90	6.10	58.00
4	34.00	6.00	60.00
3	32.20	5.80	62.00
2	30.40	5.60	64.00
1	28.60	5.40	66.00
0	26.80	5.20	68.00
-1	26.80	5.20	68.00
-2	26.80	5.20	68.00
-3	26.80	5.20	68.00
-4	26.80	5.20	68.00
-5	26.80	5.20	68.00

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

A Fund whose stated target year is further away invests a greater portion of its assets in equity and real asset Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and real asset Underlying Funds.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds . The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
  Long-Term Viability Risk . There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any fund.

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities . Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds") . Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S Corporate Debt Securities Risk . Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities . Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities . Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities . Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness . Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements . Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Real Estate Securities . Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  Short Sales Risk . A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) . ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk . Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations . The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class R1 Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quartely Return: 13.25% (2Q/09) Lowest Quartely Return: (6.68)% (3Q/11)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

2015 Strategy Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.21%	[2]

[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo"), has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
[2]	The Fund first issued Class R1, R2 and R3 Shares on March 31, 2008.

2020 Strategy Fund
2020 Strategy Fund
Investment Objective
The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 138 and 141, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 21 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - 2020 Strategy Fund		Class A Shares		Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	[1]	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	[2]	1.00%	[1]	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	[1]	none	none	none	none	none
[1]	Class A Shares are not currently offered to new shareholders.
[2]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - 2020 Strategy Fund		Class A Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
Advisory Fee	[1]	none	none	none	none	none	none
Distribution (12b-1) Fees	[1]	0.25%	none	none	none	0.25%	none
Other Expenses (Shareholder Services Fees)	[1]	none	0.25%	none	0.25%	0.25%	none
Acquired (Underlying) Fund Fees and Expenses	[1]	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Total Annual Fund Operating Expenses	[1]	0.95%	0.95%	0.70%	0.95%	1.20%	0.70%
[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo"), has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - 2020 Strategy Fund (USD $)	Class A Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
1 Year	666	97	72	97	122	72
3 Years	860	303	224	303	381	224
5 Years	1,070	525	390	525	660	390
10 Years	1,674	1,166	871	1,166	1,455	871

Portfolio Turnover

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2020. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2020, at which time the allocation will remain fixed. The Fund's approximate target allocation as of February 29, 2012 is 42% to equity Underlying Funds, 52% to fixed income Underlying Funds and 6% to real asset Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. A real asset is a tangible or physical asset that typically has intrinsic value, including land, property, equipment, raw materials or infrastructure. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2020, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

Years until retirement	Equity	Real Assets	Fixed Income
45	79.00	11.00	10.00
44	79.00	11.00	10.00
43	79.00	11.00	10.00
42	79.00	11.00	10.00
41	79.00	11.00	10.00
40	79.00	11.00	10.00
39	79.00	11.00	10.00
38	79.00	11.00	10.00
37	79.00	11.00	10.00
36	79.00	11.00	10.00
35	79.00	11.00	10.00
34	79.00	11.00	10.00
33	79.00	11.00	10.00
32	79.00	11.00	10.00
31	79.00	11.00	10.00
30	79.00	11.00	10.00
29	79.00	11.00	10.00
28	79.00	11.00	10.00
27	79.00	11.00	10.00
26	79.00	11.00	10.00
25	79.00	11.00	10.00
24	79.00	11.00	10.00
23	79.00	11.00	10.00
22	79.00	11.00	10.00
21	79.00	11.00	10.00
20	76.30	10.70	13.00
19	72.70	10.30	17.00
18	68.30	9.70	22.00
17	64.90	9.10	26.00
16	61.50	8.50	30.00
15	58.95	8.05	33.00
14	56.40	7.60	36.00
13	53.85	7.15	39.00
12	51.10	6.90	42.00
11	48.25	6.75	45.00
10	45.40	6.60	48.00
9	43.50	6.50	50.00
8	41.60	6.40	52.00
7	39.70	6.30	54.00
6	37.80	6.20	56.00
5	35.90	6.10	58.00
4	34.00	6.00	60.00
3	32.20	5.80	62.00
2	30.40	5.60	64.00
1	28.60	5.40	66.00
0	26.80	5.20	68.00
-1	26.80	5.20	68.00
-2	26.80	5.20	68.00
-3	26.80	5.20	68.00
-4	26.80	5.20	68.00
-5	26.80	5.20	68.00

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

A Fund whose stated target year is further away invests a greater portion of its assets in equity and real asset Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and real asset Underlying Funds.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds . The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.

 The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities . Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds") . Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S Corporate Debt Securities Risk . Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities . Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities . Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities . Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness . Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements . Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk . A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  Real Estate Securities . Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) . ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk . Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations . The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

 An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies over a ten year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class S returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class S Calendar Year Total Returns

Highest Quartely Return: 14.74% (2Q/09) Lowest Quartely Return: (15.79)% (4Q/08)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns - 2020 Strategy Fund	1 Year	5 Years	Since Inception
Class A Shares	(6.29%)	0.35%	2.87%
Class E Shares	(0.38%)	1.58%	3.77%
Class R1 Shares	(0.28%)	1.81%	4.00%
Class R2 Shares	(0.57%)	1.53%	3.74%
Class R3 Shares	(0.80%)	1.29%	3.47%
Class S Shares	(0.28%)	1.82%	4.01%
Class S Shares Return After Taxes on Distributions	(1.21%)	0.65%	2.91%
Class S Shares Return After Taxes on Distributions and Sale of Fund Shares	(0.18%)	0.91%	2.85%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.60%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
2020 Strategy Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1]
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1],[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none	[1]
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%	[3]
1 Year	rr_ExpenseExampleYear01	666
3 Years	rr_ExpenseExampleYear03	860
5 Years	rr_ExpenseExampleYear05	1,070
10 Years	rr_ExpenseExampleYear10	1,674
1 Year	rr_AverageAnnualReturnYear01	(6.29%)
5 Years	rr_AverageAnnualReturnYear05	0.35%
Since Inception	rr_AverageAnnualReturnSinceInception	2.87%
2020 Strategy Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%	[3]
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	303
5 Years	rr_ExpenseExampleYear05	525
10 Years	rr_ExpenseExampleYear10	1,166
1 Year	rr_AverageAnnualReturnYear01	(0.38%)
5 Years	rr_AverageAnnualReturnYear05	1.58%
Since Inception	rr_AverageAnnualReturnSinceInception	3.77%
2020 Strategy Fund | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%	[3]
1 Year	rr_ExpenseExampleYear01	72
3 Years	rr_ExpenseExampleYear03	224
5 Years	rr_ExpenseExampleYear05	390
10 Years	rr_ExpenseExampleYear10	871
1 Year	rr_AverageAnnualReturnYear01	(0.28%)
5 Years	rr_AverageAnnualReturnYear05	1.81%
Since Inception	rr_AverageAnnualReturnSinceInception	4.00%
2020 Strategy Fund | Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%	[3]
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	303
5 Years	rr_ExpenseExampleYear05	525
10 Years	rr_ExpenseExampleYear10	1,166
1 Year	rr_AverageAnnualReturnYear01	(0.57%)
5 Years	rr_AverageAnnualReturnYear05	1.53%
Since Inception	rr_AverageAnnualReturnSinceInception	3.74%
2020 Strategy Fund | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%	[3]
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	381
5 Years	rr_ExpenseExampleYear05	660
10 Years	rr_ExpenseExampleYear10	1,455
1 Year	rr_AverageAnnualReturnYear01	(0.80%)
5 Years	rr_AverageAnnualReturnYear05	1.29%
Since Inception	rr_AverageAnnualReturnSinceInception	3.47%
2020 Strategy Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%	[3]
1 Year	rr_ExpenseExampleYear01	72
3 Years	rr_ExpenseExampleYear03	224
5 Years	rr_ExpenseExampleYear05	390
10 Years	rr_ExpenseExampleYear10	871
Annual Return 2005	rr_AnnualReturn2005	6.48%
Annual Return 2006	rr_AnnualReturn2006	12.95%
Annual Return 2007	rr_AnnualReturn2007	7.12%
Annual Return 2008	rr_AnnualReturn2008	(28.82%)
Annual Return 2009	rr_AnnualReturn2009	26.65%
Annual Return 2010	rr_AnnualReturn2010	13.68%
Annual Return 2011	rr_AnnualReturn2011	(0.28%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quartely Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quartely Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.79%)
1 Year	rr_AverageAnnualReturnYear01	(0.28%)
5 Years	rr_AverageAnnualReturnYear05	1.82%
Since Inception	rr_AverageAnnualReturnSinceInception	4.01%
2020 Strategy Fund | Class S Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.21%)
5 Years	rr_AverageAnnualReturnYear05	0.65%
Since Inception	rr_AverageAnnualReturnSinceInception	2.91%
2020 Strategy Fund | Class S Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.18%)
5 Years	rr_AverageAnnualReturnYear05	0.91%
Since Inception	rr_AverageAnnualReturnSinceInception	2.85%
2020 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	2020 Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 138 and 141, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 21 of the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2020. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2020, at which time the allocation will remain fixed. The Fund's approximate target allocation as of February 29, 2012 is 42% to equity Underlying Funds, 52% to fixed income Underlying Funds and 6% to real asset Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. A real asset is a tangible or physical asset that typically has intrinsic value, including land, property, equipment, raw materials or infrastructure. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2020, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

Years until retirement	Equity	Real Assets	Fixed Income
45	79.00	11.00	10.00
44	79.00	11.00	10.00
43	79.00	11.00	10.00
42	79.00	11.00	10.00
41	79.00	11.00	10.00
40	79.00	11.00	10.00
39	79.00	11.00	10.00
38	79.00	11.00	10.00
37	79.00	11.00	10.00
36	79.00	11.00	10.00
35	79.00	11.00	10.00
34	79.00	11.00	10.00
33	79.00	11.00	10.00
32	79.00	11.00	10.00
31	79.00	11.00	10.00
30	79.00	11.00	10.00
29	79.00	11.00	10.00
28	79.00	11.00	10.00
27	79.00	11.00	10.00
26	79.00	11.00	10.00
25	79.00	11.00	10.00
24	79.00	11.00	10.00
23	79.00	11.00	10.00
22	79.00	11.00	10.00
21	79.00	11.00	10.00
20	76.30	10.70	13.00
19	72.70	10.30	17.00
18	68.30	9.70	22.00
17	64.90	9.10	26.00
16	61.50	8.50	30.00
15	58.95	8.05	33.00
14	56.40	7.60	36.00
13	53.85	7.15	39.00
12	51.10	6.90	42.00
11	48.25	6.75	45.00
10	45.40	6.60	48.00
9	43.50	6.50	50.00
8	41.60	6.40	52.00
7	39.70	6.30	54.00
6	37.80	6.20	56.00
5	35.90	6.10	58.00
4	34.00	6.00	60.00
3	32.20	5.80	62.00
2	30.40	5.60	64.00
1	28.60	5.40	66.00
0	26.80	5.20	68.00
-1	26.80	5.20	68.00
-2	26.80	5.20	68.00
-3	26.80	5.20	68.00
-4	26.80	5.20	68.00
-5	26.80	5.20	68.00

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

A Fund whose stated target year is further away invests a greater portion of its assets in equity and real asset Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and real asset Underlying Funds.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds . The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.

 The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities . Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds") . Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S Corporate Debt Securities Risk . Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities . Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities . Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities . Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness . Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements . Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk . A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  Real Estate Securities . Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) . ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk . Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations . The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

 An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies over a ten year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies over a ten year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class S returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quartely Return: 14.74% (2Q/09) Lowest Quartely Return: (15.79)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

2020 Strategy Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.60%

[1]	Class A Shares are not currently offered to new shareholders.
[2]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo"), has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

2025 Strategy Fund
2025 Strategy Fund
Investment Objective
The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - 2025 Strategy Fund (USD $)	Class R1 Shares	Class R2 Shares	Class R3 Shares
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - 2025 Strategy Fund		Class R1 Shares	Class R2 Shares	Class R3 Shares
Advisory Fee	[1]	none	none	none
Distribution (12b-1) Fees	[1]	none	none	0.25%
Other Expenses (Shareholder Services Fees)	[1]	none	0.25%	0.25%
Acquired (Underlying) Fund Fees and Expenses	[1]	0.76%	0.76%	0.76%
Total Annual Fund Operating Expenses	[1]	0.76%	1.01%	1.26%
[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo"), has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - 2025 Strategy Fund (USD $)	Class R1 Shares	Class R2 Shares	Class R3 Shares
1 Year	78	103	128
3 Years	243	322	400
5 Years	422	558	692
10 Years	942	1,236	1,523

Portfolio Turnover

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2025. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2025, at which time the allocation will remain fixed. The Fund's approximate target allocation as of February 29, 2012 is 54% to equity Underlying Funds, 39% to fixed income Underlying Funds and 7% to real asset Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. A real asset is a tangible or physical asset that typically has intrinsic value, including land, property, equipment, raw materials or infrastructure. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2025, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

Years until retirement	Equity	Real Assets	Fixed Income
45	79.00	11.00	10.00
44	79.00	11.00	10.00
43	79.00	11.00	10.00
42	79.00	11.00	10.00
41	79.00	11.00	10.00
40	79.00	11.00	10.00
39	79.00	11.00	10.00
38	79.00	11.00	10.00
37	79.00	11.00	10.00
36	79.00	11.00	10.00
35	79.00	11.00	10.00
34	79.00	11.00	10.00
33	79.00	11.00	10.00
32	79.00	11.00	10.00
31	79.00	11.00	10.00
30	79.00	11.00	10.00
29	79.00	11.00	10.00
28	79.00	11.00	10.00
27	79.00	11.00	10.00
26	79.00	11.00	10.00
25	79.00	11.00	10.00
24	79.00	11.00	10.00
23	79.00	11.00	10.00
22	79.00	11.00	10.00
21	79.00	11.00	10.00
20	76.30	10.70	13.00
19	72.70	10.30	17.00
18	68.30	9.70	22.00
17	64.90	9.10	26.00
16	61.50	8.50	30.00
15	58.95	8.05	33.00
14	56.40	7.60	36.00
13	53.85	7.15	39.00
12	51.10	6.90	42.00
11	48.25	6.75	45.00
10	45.40	6.60	48.00
9	43.50	6.50	50.00
8	41.60	6.40	52.00
7	39.70	6.30	54.00
6	37.80	6.20	56.00
5	35.90	6.10	58.00
4	34.00	6.00	60.00
3	32.20	5.80	62.00
2	30.40	5.60	64.00
1	28.60	5.40	66.00
0	26.80	5.20	68.00
-1	26.80	5.20	68.00
-2	26.80	5.20	68.00
-3	26.80	5.20	68.00
-4	26.80	5.20	68.00
-5	26.80	5.20	68.00

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

A Fund whose stated target year is further away invests a greater portion of its assets in equity and real asset Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and real asset Underlying Funds.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds . The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
  Long-Term Viability Risk . There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any fund.

 The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities . Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds") . Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S Corporate Debt Securities Risk . Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities . Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities . Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities . Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness . Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements . Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk . A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  Real Estate Securities . Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) . ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk . Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations . The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

 An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class R1 Calendar Year Total Returns

Highest Quartely Return: 16.59% (2Q/09) Lowest Quartely Return: (11.41)% (3Q/11)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns - 2025 Strategy Fund	1 Year	Since Inception		Inception Date
Class R2 Shares	(2.30%)	0.30%	[1]	Mar 31, 2008
Class R3 Shares	(2.52%)	0.04%	[1]	Mar 31, 2008
Class R1 Shares	(2.03%)	0.56%	[1]	Mar 31, 2008
Class R1 Shares Return After Taxes on Distributions	(2.84%)	(0.28%)	[1]	Mar 31, 2008
Class R1 Shares Return After Taxes on Distributions and Sale of Fund Shares	(1.19%)	0.03%	[1]	Mar 31, 2008
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	1.50%	1.14%	[1]
[1]	The Fund first issued Class R1, R2 and R3 Shares on March 31, 2008.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
2025 Strategy Fund | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[1]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%	[1]
1 Year	rr_ExpenseExampleYear01	78
3 Years	rr_ExpenseExampleYear03	243
5 Years	rr_ExpenseExampleYear05	422
10 Years	rr_ExpenseExampleYear10	942
Annual Return 2009	rr_AnnualReturn2009	28.51%
Annual Return 2010	rr_AnnualReturn2010	14.60%
Annual Return 2011	rr_AnnualReturn2011	(2.03%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quartely Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quartely Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.41%)
1 Year	rr_AverageAnnualReturnYear01	(2.03%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.56%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2025 Strategy Fund | Class R1 Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.84%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.28%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2025 Strategy Fund | Class R1 Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.19%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.03%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2025 Strategy Fund | Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%	[1]
1 Year	rr_ExpenseExampleYear01	103
3 Years	rr_ExpenseExampleYear03	322
5 Years	rr_ExpenseExampleYear05	558
10 Years	rr_ExpenseExampleYear10	1,236
1 Year	rr_AverageAnnualReturnYear01	(2.30%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.30%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2025 Strategy Fund | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%	[1]
1 Year	rr_ExpenseExampleYear01	128
3 Years	rr_ExpenseExampleYear03	400
5 Years	rr_ExpenseExampleYear05	692
10 Years	rr_ExpenseExampleYear10	1,523
1 Year	rr_AverageAnnualReturnYear01	(2.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.04%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2025 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	2025 Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2025. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2025, at which time the allocation will remain fixed. The Fund's approximate target allocation as of February 29, 2012 is 54% to equity Underlying Funds, 39% to fixed income Underlying Funds and 7% to real asset Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. A real asset is a tangible or physical asset that typically has intrinsic value, including land, property, equipment, raw materials or infrastructure. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2025, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

Years until retirement	Equity	Real Assets	Fixed Income
45	79.00	11.00	10.00
44	79.00	11.00	10.00
43	79.00	11.00	10.00
42	79.00	11.00	10.00
41	79.00	11.00	10.00
40	79.00	11.00	10.00
39	79.00	11.00	10.00
38	79.00	11.00	10.00
37	79.00	11.00	10.00
36	79.00	11.00	10.00
35	79.00	11.00	10.00
34	79.00	11.00	10.00
33	79.00	11.00	10.00
32	79.00	11.00	10.00
31	79.00	11.00	10.00
30	79.00	11.00	10.00
29	79.00	11.00	10.00
28	79.00	11.00	10.00
27	79.00	11.00	10.00
26	79.00	11.00	10.00
25	79.00	11.00	10.00
24	79.00	11.00	10.00
23	79.00	11.00	10.00
22	79.00	11.00	10.00
21	79.00	11.00	10.00
20	76.30	10.70	13.00
19	72.70	10.30	17.00
18	68.30	9.70	22.00
17	64.90	9.10	26.00
16	61.50	8.50	30.00
15	58.95	8.05	33.00
14	56.40	7.60	36.00
13	53.85	7.15	39.00
12	51.10	6.90	42.00
11	48.25	6.75	45.00
10	45.40	6.60	48.00
9	43.50	6.50	50.00
8	41.60	6.40	52.00
7	39.70	6.30	54.00
6	37.80	6.20	56.00
5	35.90	6.10	58.00
4	34.00	6.00	60.00
3	32.20	5.80	62.00
2	30.40	5.60	64.00
1	28.60	5.40	66.00
0	26.80	5.20	68.00
-1	26.80	5.20	68.00
-2	26.80	5.20	68.00
-3	26.80	5.20	68.00
-4	26.80	5.20	68.00
-5	26.80	5.20	68.00

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

A Fund whose stated target year is further away invests a greater portion of its assets in equity and real asset Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and real asset Underlying Funds.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds . The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
  Long-Term Viability Risk . There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any fund.

 The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities . Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds") . Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S Corporate Debt Securities Risk . Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities . Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities . Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities . Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness . Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements . Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk . A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  Real Estate Securities . Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) . ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk . Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations . The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

 An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class R1 Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quartely Return: 16.59% (2Q/09) Lowest Quartely Return: (11.41)% (3Q/11)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

2025 Strategy Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.50%
Since Inception	rr_AverageAnnualReturnSinceInception	1.14%	[2]

[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo"), has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
[2]	The Fund first issued Class R1, R2 and R3 Shares on March 31, 2008.

2030 Strategy Fund
2030 Strategy Fund
Investment Objective
The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 138 and 141, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 21 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - 2030 Strategy Fund		Class A Shares		Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	[1]	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	[2]	1.00%	[1]	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	[1]	none	none	none	none	none
[1]	Class A Shares are not currently offered to new shareholders.
[2]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - 2030 Strategy Fund		Class A Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
Advisory Fee	[1]	none	none	none	none	none	none
Distribution (12b-1) Fees	[1]	0.25%	none	none	none	0.25%	none
Other Expenses (Shareholder Services Fees)	[1]	none	0.25%	none	0.25%	0.25%	none
Acquired (Underlying) Fund Fees and Expenses	[1]	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%
Total Annual Fund Operating Expenses	[1]	1.06%	1.06%	0.81%	1.06%	1.31%	0.81%
[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo"), has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - 2030 Strategy Fund (USD $)	Class A Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
1 Year	677	108	83	108	133	83
3 Years	893	337	259	337	415	259
5 Years	1,126	585	450	585	718	450
10 Years	1,795	1,294	1,002	1,294	1,579	1,002

Portfolio Turnover

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Investments, Risks and PerformancePrincipal Investment Strategies of the Fund

The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2030. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2030, at which time the allocation will remain fixed. The Fund's approximate target allocation as of February 29, 2012 is 68% to equity Underlying Funds, 22% to fixed income Underlying Funds and 10% to real asset Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. A real asset is a tangible or physical asset that typically has intrinsic value, including land, property, equipment, raw materials or infrastructure. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2030, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

Years until retirement	Equity	Real Assets	Fixed Income
45	79.00	11.00	10.00
44	79.00	11.00	10.00
43	79.00	11.00	10.00
42	79.00	11.00	10.00
41	79.00	11.00	10.00
40	79.00	11.00	10.00
39	79.00	11.00	10.00
38	79.00	11.00	10.00
37	79.00	11.00	10.00
36	79.00	11.00	10.00
35	79.00	11.00	10.00
34	79.00	11.00	10.00
33	79.00	11.00	10.00
32	79.00	11.00	10.00
31	79.00	11.00	10.00
30	79.00	11.00	10.00
29	79.00	11.00	10.00
28	79.00	11.00	10.00
27	79.00	11.00	10.00
26	79.00	11.00	10.00
25	79.00	11.00	10.00
24	79.00	11.00	10.00
23	79.00	11.00	10.00
22	79.00	11.00	10.00
21	79.00	11.00	10.00
20	76.30	10.70	13.00
19	72.70	10.30	17.00
18	68.30	9.70	22.00
17	64.90	9.10	26.00
16	61.50	8.50	30.00
15	58.95	8.05	33.00
14	56.40	7.60	36.00
13	53.85	7.15	39.00
12	51.10	6.90	42.00
11	48.25	6.75	45.00
10	45.40	6.60	48.00
9	43.50	6.50	50.00
8	41.60	6.40	52.00
7	39.70	6.30	54.00
6	37.80	6.20	56.00
5	35.90	6.10	58.00
4	34.00	6.00	60.00
3	32.20	5.80	62.00
2	30.40	5.60	64.00
1	28.60	5.40	66.00
0	26.80	5.20	68.00
-1	26.80	5.20	68.00
-2	26.80	5.20	68.00
-3	26.80	5.20	68.00
-4	26.80	5.20	68.00
-5	26.80	5.20	68.00

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

A Fund whose stated target year is further away invests a greater portion of its assets in equity and real asset Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and real asset Underlying Funds.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds . The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities . Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds") . Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S Corporate Debt Securities Risk . Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities . Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities . Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities . Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness . Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements . Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk . A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  Real Estate Securities . Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) . ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk . Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations . The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies over a ten year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class S returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class S Calendar Year Total Returns

Highest Quartely Return: 19.25% (2Q/09) Lowest Quartely Return: (22.47)% (4Q/08)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns - 2030 Strategy Fund	1 Year	5 Years	Since Inception
Class A Shares	(10.04%)	(2.47%)	1.26%
Class E Shares	(4.87%)	(1.47%)	2.01%
Class R1 Shares	(4.37%)	(1.17%)	2.29%
Class R2 Shares	(4.55%)	(1.41%)	2.04%
Class R3 Shares	(4.77%)	(1.66%)	1.80%
Class S Shares	(4.37%)	(1.17%)	2.29%
Class S Shares Return After Taxes on Distributions	(4.90%)	(1.90%)	1.50%
Class S Shares Return After Taxes on Distributions and Sale of Fund Shares	(2.70%)	(1.30%)	1.61%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	1.50%	(0.02%)	2.95%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
2030 Strategy Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1]
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1],[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none	[1]
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%	[3]
1 Year	rr_ExpenseExampleYear01	677
3 Years	rr_ExpenseExampleYear03	893
5 Years	rr_ExpenseExampleYear05	1,126
10 Years	rr_ExpenseExampleYear10	1,795
1 Year	rr_AverageAnnualReturnYear01	(10.04%)
5 Years	rr_AverageAnnualReturnYear05	(2.47%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.26%
2030 Strategy Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%	[3]
1 Year	rr_ExpenseExampleYear01	108
3 Years	rr_ExpenseExampleYear03	337
5 Years	rr_ExpenseExampleYear05	585
10 Years	rr_ExpenseExampleYear10	1,294
1 Year	rr_AverageAnnualReturnYear01	(4.87%)
5 Years	rr_AverageAnnualReturnYear05	(1.47%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.01%
2030 Strategy Fund | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%	[3]
1 Year	rr_ExpenseExampleYear01	83
3 Years	rr_ExpenseExampleYear03	259
5 Years	rr_ExpenseExampleYear05	450
10 Years	rr_ExpenseExampleYear10	1,002
1 Year	rr_AverageAnnualReturnYear01	(4.37%)
5 Years	rr_AverageAnnualReturnYear05	(1.17%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.29%
2030 Strategy Fund | Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%	[3]
1 Year	rr_ExpenseExampleYear01	108
3 Years	rr_ExpenseExampleYear03	337
5 Years	rr_ExpenseExampleYear05	585
10 Years	rr_ExpenseExampleYear10	1,294
1 Year	rr_AverageAnnualReturnYear01	(4.55%)
5 Years	rr_AverageAnnualReturnYear05	(1.41%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.04%
2030 Strategy Fund | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%	[3]
1 Year	rr_ExpenseExampleYear01	133
3 Years	rr_ExpenseExampleYear03	415
5 Years	rr_ExpenseExampleYear05	718
10 Years	rr_ExpenseExampleYear10	1,579
1 Year	rr_AverageAnnualReturnYear01	(4.77%)
5 Years	rr_AverageAnnualReturnYear05	(1.66%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.80%
2030 Strategy Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%	[3]
1 Year	rr_ExpenseExampleYear01	83
3 Years	rr_ExpenseExampleYear03	259
5 Years	rr_ExpenseExampleYear05	450
10 Years	rr_ExpenseExampleYear10	1,002
Annual Return 2005	rr_AnnualReturn2005	7.35%
Annual Return 2006	rr_AnnualReturn2006	15.80%
Annual Return 2007	rr_AnnualReturn2007	7.47%
Annual Return 2008	rr_AnnualReturn2008	(38.99%)
Annual Return 2009	rr_AnnualReturn2009	30.56%
Annual Return 2010	rr_AnnualReturn2010	15.16%
Annual Return 2011	rr_AnnualReturn2011	(4.37%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quartely Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quartely Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.47%)
1 Year	rr_AverageAnnualReturnYear01	(4.37%)
5 Years	rr_AverageAnnualReturnYear05	(1.17%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.29%
2030 Strategy Fund | Class S Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.90%)
5 Years	rr_AverageAnnualReturnYear05	(1.90%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.50%
2030 Strategy Fund | Class S Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.70%)
5 Years	rr_AverageAnnualReturnYear05	(1.30%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.61%
2030 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	2030 Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 138 and 141, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 21 of the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and PerformancePrincipal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2030. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2030, at which time the allocation will remain fixed. The Fund's approximate target allocation as of February 29, 2012 is 68% to equity Underlying Funds, 22% to fixed income Underlying Funds and 10% to real asset Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. A real asset is a tangible or physical asset that typically has intrinsic value, including land, property, equipment, raw materials or infrastructure. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2030, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

Years until retirement	Equity	Real Assets	Fixed Income
45	79.00	11.00	10.00
44	79.00	11.00	10.00
43	79.00	11.00	10.00
42	79.00	11.00	10.00
41	79.00	11.00	10.00
40	79.00	11.00	10.00
39	79.00	11.00	10.00
38	79.00	11.00	10.00
37	79.00	11.00	10.00
36	79.00	11.00	10.00
35	79.00	11.00	10.00
34	79.00	11.00	10.00
33	79.00	11.00	10.00
32	79.00	11.00	10.00
31	79.00	11.00	10.00
30	79.00	11.00	10.00
29	79.00	11.00	10.00
28	79.00	11.00	10.00
27	79.00	11.00	10.00
26	79.00	11.00	10.00
25	79.00	11.00	10.00
24	79.00	11.00	10.00
23	79.00	11.00	10.00
22	79.00	11.00	10.00
21	79.00	11.00	10.00
20	76.30	10.70	13.00
19	72.70	10.30	17.00
18	68.30	9.70	22.00
17	64.90	9.10	26.00
16	61.50	8.50	30.00
15	58.95	8.05	33.00
14	56.40	7.60	36.00
13	53.85	7.15	39.00
12	51.10	6.90	42.00
11	48.25	6.75	45.00
10	45.40	6.60	48.00
9	43.50	6.50	50.00
8	41.60	6.40	52.00
7	39.70	6.30	54.00
6	37.80	6.20	56.00
5	35.90	6.10	58.00
4	34.00	6.00	60.00
3	32.20	5.80	62.00
2	30.40	5.60	64.00
1	28.60	5.40	66.00
0	26.80	5.20	68.00
-1	26.80	5.20	68.00
-2	26.80	5.20	68.00
-3	26.80	5.20	68.00
-4	26.80	5.20	68.00
-5	26.80	5.20	68.00

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

A Fund whose stated target year is further away invests a greater portion of its assets in equity and real asset Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and real asset Underlying Funds.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds . The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities . Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds") . Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S Corporate Debt Securities Risk . Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities . Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities . Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities . Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness . Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements . Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk . A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  Real Estate Securities . Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) . ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk . Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations . The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies over a ten year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies over a ten year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class S returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quartely Return: 19.25% (2Q/09) Lowest Quartely Return: (22.47)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

2030 Strategy Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.50%
5 Years	rr_AverageAnnualReturnYear05	(0.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.95%

[1]	Class A Shares are not currently offered to new shareholders.
[2]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo"), has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

2035 Strategy Fund
2035 Strategy Fund
Investment Objective
The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - 2035 Strategy Fund (USD $)	Class R1 Shares	Class R2 Shares	Class R3 Shares
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - 2035 Strategy Fund		Class R1 Shares	Class R2 Shares	Class R3 Shares
Advisory Fee	[1]	none	none	none
Distribution (12b-1) Fees	[1]	none	none	0.25%
Other Expenses (Shareholder Services Fees)	[1]	none	0.25%	0.25%
Acquired (Underlying) Fund Fees and Expenses	[1]	0.84%	0.84%	0.84%
Total Annual Fund Operating Expenses	[1]	0.84%	1.09%	1.34%
[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo"), has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - 2035 Strategy Fund (USD $)	Class R1 Shares	Class R2 Shares	Class R3 Shares
1 Year	86	111	136
3 Years	268	347	425
5 Years	466	601	734
10 Years	1,037	1,329	1,613

Portfolio Turnover

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2035. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2035, at which time the allocation will remain fixed. The Fund's approximate target allocation as of February 29, 2012 is 79% to equity Underlying Funds, 10% to fixed income Underlying Funds and 11% to real asset Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. A real asset is a tangible or physical asset that typically has intrinsic value, including land, property, equipment, raw materials or infrastructure. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2035, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

Years until retirement	Equity	Real Assets	Fixed Income
45	79.00	11.00	10.00
44	79.00	11.00	10.00
43	79.00	11.00	10.00
42	79.00	11.00	10.00
41	79.00	11.00	10.00
40	79.00	11.00	10.00
39	79.00	11.00	10.00
38	79.00	11.00	10.00
37	79.00	11.00	10.00
36	79.00	11.00	10.00
35	79.00	11.00	10.00
34	79.00	11.00	10.00
33	79.00	11.00	10.00
32	79.00	11.00	10.00
31	79.00	11.00	10.00
30	79.00	11.00	10.00
29	79.00	11.00	10.00
28	79.00	11.00	10.00
27	79.00	11.00	10.00
26	79.00	11.00	10.00
25	79.00	11.00	10.00
24	79.00	11.00	10.00
23	79.00	11.00	10.00
22	79.00	11.00	10.00
21	79.00	11.00	10.00
20	76.30	10.70	13.00
19	72.70	10.30	17.00
18	68.30	9.70	22.00
17	64.90	9.10	26.00
16	61.50	8.50	30.00
15	58.95	8.05	33.00
14	56.40	7.60	36.00
13	53.85	7.15	39.00
12	51.10	6.90	42.00
11	48.25	6.75	45.00
10	45.40	6.60	48.00
9	43.50	6.50	50.00
8	41.60	6.40	52.00
7	39.70	6.30	54.00
6	37.80	6.20	56.00
5	35.90	6.10	58.00
4	34.00	6.00	60.00
3	32.20	5.80	62.00
2	30.40	5.60	64.00
1	28.60	5.40	66.00
0	26.80	5.20	68.00
-1	26.80	5.20	68.00
-2	26.80	5.20	68.00
-3	26.80	5.20	68.00
-4	26.80	5.20	68.00
-5	26.80	5.20	68.00

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

A Fund whose stated target year is further away invests a greater portion of its assets in equity and real asset Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and real asset Underlying Funds.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds . The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
  Long-Term Viability Risk . There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any fund.

 The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities . Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds") . Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S Corporate Debt Securities Risk . Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities . Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities . Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities . Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness . Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements . Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk . A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  Real Estate Securities . Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) . ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk . Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations . The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class R1 Calendar Year Total Returns

Highest Quarterly Return: 19.01% (2Q/09) Lowest Quarterly Return: (16.26)% (3Q/11)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns - 2035 Strategy Fund	1 Year	Since Inception		Inception Date
Class R2 Shares	(5.44%)	(1.57%)	[1]	Mar 31, 2008
Class R3 Shares	(5.64%)	(1.80%)	[1]	Mar 31, 2008
Class R1 Shares	(5.16%)	(1.30%)	[1]	Mar 31, 2008
Class R1 Shares Return After Taxes on Distributions	(5.72%)	(1.86%)	[1]	Mar 31, 2008
Class R1 Shares Return After Taxes on Distributions and Sale of Fund Shares	(3.12%)	(1.35%)	[1]	Mar 31, 2008
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	1.50%	1.14%	[1]
[1]	The Fund first issued Class R1, R2 and R3 Shares on March 31, 2008.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
2035 Strategy Fund | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[1]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%	[1]
1 Year	rr_ExpenseExampleYear01	86
3 Years	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	1,037
Annual Return 2009	rr_AnnualReturn2009	30.94%
Annual Return 2010	rr_AnnualReturn2010	15.23%
Annual Return 2011	rr_AnnualReturn2011	(5.16%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.26%)
1 Year	rr_AverageAnnualReturnYear01	(5.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.30%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2035 Strategy Fund | Class R1 Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.72%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.86%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2035 Strategy Fund | Class R1 Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.12%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.35%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2035 Strategy Fund | Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[1]
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	601
10 Years	rr_ExpenseExampleYear10	1,329
1 Year	rr_AverageAnnualReturnYear01	(5.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.57%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2035 Strategy Fund | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[1]
1 Year	rr_ExpenseExampleYear01	136
3 Years	rr_ExpenseExampleYear03	425
5 Years	rr_ExpenseExampleYear05	734
10 Years	rr_ExpenseExampleYear10	1,613
1 Year	rr_AverageAnnualReturnYear01	(5.64%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.80%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2035 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	2035 Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2035. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2035, at which time the allocation will remain fixed. The Fund's approximate target allocation as of February 29, 2012 is 79% to equity Underlying Funds, 10% to fixed income Underlying Funds and 11% to real asset Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. A real asset is a tangible or physical asset that typically has intrinsic value, including land, property, equipment, raw materials or infrastructure. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2035, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

Years until retirement	Equity	Real Assets	Fixed Income
45	79.00	11.00	10.00
44	79.00	11.00	10.00
43	79.00	11.00	10.00
42	79.00	11.00	10.00
41	79.00	11.00	10.00
40	79.00	11.00	10.00
39	79.00	11.00	10.00
38	79.00	11.00	10.00
37	79.00	11.00	10.00
36	79.00	11.00	10.00
35	79.00	11.00	10.00
34	79.00	11.00	10.00
33	79.00	11.00	10.00
32	79.00	11.00	10.00
31	79.00	11.00	10.00
30	79.00	11.00	10.00
29	79.00	11.00	10.00
28	79.00	11.00	10.00
27	79.00	11.00	10.00
26	79.00	11.00	10.00
25	79.00	11.00	10.00
24	79.00	11.00	10.00
23	79.00	11.00	10.00
22	79.00	11.00	10.00
21	79.00	11.00	10.00
20	76.30	10.70	13.00
19	72.70	10.30	17.00
18	68.30	9.70	22.00
17	64.90	9.10	26.00
16	61.50	8.50	30.00
15	58.95	8.05	33.00
14	56.40	7.60	36.00
13	53.85	7.15	39.00
12	51.10	6.90	42.00
11	48.25	6.75	45.00
10	45.40	6.60	48.00
9	43.50	6.50	50.00
8	41.60	6.40	52.00
7	39.70	6.30	54.00
6	37.80	6.20	56.00
5	35.90	6.10	58.00
4	34.00	6.00	60.00
3	32.20	5.80	62.00
2	30.40	5.60	64.00
1	28.60	5.40	66.00
0	26.80	5.20	68.00
-1	26.80	5.20	68.00
-2	26.80	5.20	68.00
-3	26.80	5.20	68.00
-4	26.80	5.20	68.00
-5	26.80	5.20	68.00

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

A Fund whose stated target year is further away invests a greater portion of its assets in equity and real asset Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and real asset Underlying Funds.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds . The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
  Long-Term Viability Risk . There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any fund.

 The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities . Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds") . Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S Corporate Debt Securities Risk . Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities . Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities . Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities . Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness . Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements . Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk . A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  Real Estate Securities . Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) . ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk . Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations . The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class R1 Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 19.01% (2Q/09) Lowest Quarterly Return: (16.26)% (3Q/11)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

2035 Strategy Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.50%
Since Inception	rr_AverageAnnualReturnSinceInception	1.14%	[2]

[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo"), has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
[2]	The Fund first issued Class R1, R2 and R3 Shares on March 31, 2008.

2040 Strategy Fund
2040 Strategy Fund
Investment Objective
The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 138 and 141, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 21 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - 2040 Strategy Fund		Class A Shares		Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	[1]	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	[2]	1.00%	[1]	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	[1]	none	none	none	none	none
[1]	Class A Shares are not currently offered to new shareholders.
[2]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - 2040 Strategy Fund		Class A Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
Advisory Fee	[1]	none	none	none	none	none	none
Distribution (12b-1) Fees	[1]	0.25%	none	none	none	0.25%	none
Other Expenses (Shareholder Services Fees)	[1]	none	0.25%	none	0.25%	0.25%	none
Acquired (Underlying) Fund Fees and Expenses	[1]	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%
Total Annual Fund Operating Expenses	[1]	1.09%	1.09%	0.84%	1.09%	1.34%	0.84%
[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo"), has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - 2040 Strategy Fund (USD $)	Class A Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
1 Year	680	111	86	111	136	86
3 Years	902	347	268	347	425	268
5 Years	1,141	601	466	601	734	466
10 Years	1,827	1,329	1,037	1,329	1,613	1,037

Portfolio Turnover

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2040. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2040, at which time the allocation will remain fixed. The Fund's approximate target allocation as of February 29, 2012 is 79% to equity Underlying Funds, 10% to fixed income Underlying Funds and 11% to real asset Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. A real asset is a tangible or physical asset that typically has intrinsic value, including land, property, equipment, raw materials or infrastructure. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2040, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

Years until retirement	Equity	Real Assets	Fixed Income
45	79.00	11.00	10.00
44	79.00	11.00	10.00
43	79.00	11.00	10.00
42	79.00	11.00	10.00
41	79.00	11.00	10.00
40	79.00	11.00	10.00
39	79.00	11.00	10.00
38	79.00	11.00	10.00
37	79.00	11.00	10.00
36	79.00	11.00	10.00
35	79.00	11.00	10.00
34	79.00	11.00	10.00
33	79.00	11.00	10.00
32	79.00	11.00	10.00
31	79.00	11.00	10.00
30	79.00	11.00	10.00
29	79.00	11.00	10.00
28	79.00	11.00	10.00
27	79.00	11.00	10.00
26	79.00	11.00	10.00
25	79.00	11.00	10.00
24	79.00	11.00	10.00
23	79.00	11.00	10.00
22	79.00	11.00	10.00
21	79.00	11.00	10.00
20	76.30	10.70	13.00
19	72.70	10.30	17.00
18	68.30	9.70	22.00
17	64.90	9.10	26.00
16	61.50	8.50	30.00
15	58.95	8.05	33.00
14	56.40	7.60	36.00
13	53.85	7.15	39.00
12	51.10	6.90	42.00
11	48.25	6.75	45.00
10	45.40	6.60	48.00
9	43.50	6.50	50.00
8	41.60	6.40	52.00
7	39.70	6.30	54.00
6	37.80	6.20	56.00
5	35.90	6.10	58.00
4	34.00	6.00	60.00
3	32.20	5.80	62.00
2	30.40	5.60	64.00
1	28.60	5.40	66.00
0	26.80	5.20	68.00
-1	26.80	5.20	68.00
-2	26.80	5.20	68.00
-3	26.80	5.20	68.00
-4	26.80	5.20	68.00
-5	26.80	5.20	68.00

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

A Fund whose stated target year is further away invests a greater portion of its assets in equity and real asset Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and real asset Underlying Funds.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds . The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities . Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds") . Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S Corporate Debt Securities Risk . Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities . Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities . Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities . Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness . Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements . Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk . A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  Real Estate Securities . Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) . ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk . Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations . The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

 An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies over a ten year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class S returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results.More current performance information is available at www.russell.com.

Class S Calendar Year Total Returns

Highest Quarterly Return: 19.26% (2Q/09) Lowest Quarterly Return: (22.52)% (4Q/08)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns - 2040 Strategy Fund	1 Year	5 Years	Since Inception
Class A Shares	(10.91%)	(2.88%)	1.16%
Class E Shares	(5.51%)	(1.75%)	2.01%
Class R1 Shares	(5.19%)	(1.47%)	2.28%
Class R2 Shares	(5.37%)	(1.71%)	2.03%
Class R3 Shares	(5.70%)	(1.98%)	1.76%
Class S Shares	(5.19%)	(1.47%)	2.28%
Class S Shares Return After Taxes on Distributions	(5.65%)	(2.11%)	1.56%
Class S Shares Return After Taxes on Distributions and Sale of Fund Shares	(3.23%)	(1.51%)	1.64%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	1.50%	(0.02%)	2.95%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
2040 Strategy Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1]
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1],[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none	[1]
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[3]
1 Year	rr_ExpenseExampleYear01	680
3 Years	rr_ExpenseExampleYear03	902
5 Years	rr_ExpenseExampleYear05	1,141
10 Years	rr_ExpenseExampleYear10	1,827
1 Year	rr_AverageAnnualReturnYear01	(10.91%)
5 Years	rr_AverageAnnualReturnYear05	(2.88%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.16%
2040 Strategy Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[3]
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	601
10 Years	rr_ExpenseExampleYear10	1,329
1 Year	rr_AverageAnnualReturnYear01	(5.51%)
5 Years	rr_AverageAnnualReturnYear05	(1.75%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.01%
2040 Strategy Fund | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%	[3]
1 Year	rr_ExpenseExampleYear01	86
3 Years	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	1,037
1 Year	rr_AverageAnnualReturnYear01	(5.19%)
5 Years	rr_AverageAnnualReturnYear05	(1.47%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.28%
2040 Strategy Fund | Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[3]
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	601
10 Years	rr_ExpenseExampleYear10	1,329
1 Year	rr_AverageAnnualReturnYear01	(5.37%)
5 Years	rr_AverageAnnualReturnYear05	(1.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.03%
2040 Strategy Fund | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[3]
1 Year	rr_ExpenseExampleYear01	136
3 Years	rr_ExpenseExampleYear03	425
5 Years	rr_ExpenseExampleYear05	734
10 Years	rr_ExpenseExampleYear10	1,613
1 Year	rr_AverageAnnualReturnYear01	(5.70%)
5 Years	rr_AverageAnnualReturnYear05	(1.98%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.76%
2040 Strategy Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%	[3]
1 Year	rr_ExpenseExampleYear01	86
3 Years	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	1,037
Annual Return 2005	rr_AnnualReturn2005	8.02%
Annual Return 2006	rr_AnnualReturn2006	16.77%
Annual Return 2007	rr_AnnualReturn2007	7.33%
Annual Return 2008	rr_AnnualReturn2008	(39.40%)
Annual Return 2009	rr_AnnualReturn2009	30.66%
Annual Return 2010	rr_AnnualReturn2010	15.23%
Annual Return 2011	rr_AnnualReturn2011	(5.19%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.52%)
1 Year	rr_AverageAnnualReturnYear01	(5.19%)
5 Years	rr_AverageAnnualReturnYear05	(1.47%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.28%
2040 Strategy Fund | Class S Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.65%)
5 Years	rr_AverageAnnualReturnYear05	(2.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.56%
2040 Strategy Fund | Class S Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.23%)
5 Years	rr_AverageAnnualReturnYear05	(1.51%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.64%
2040 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	2040 Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 138 and 141, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 21 of the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2040. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2040, at which time the allocation will remain fixed. The Fund's approximate target allocation as of February 29, 2012 is 79% to equity Underlying Funds, 10% to fixed income Underlying Funds and 11% to real asset Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. A real asset is a tangible or physical asset that typically has intrinsic value, including land, property, equipment, raw materials or infrastructure. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2040, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

Years until retirement	Equity	Real Assets	Fixed Income
45	79.00	11.00	10.00
44	79.00	11.00	10.00
43	79.00	11.00	10.00
42	79.00	11.00	10.00
41	79.00	11.00	10.00
40	79.00	11.00	10.00
39	79.00	11.00	10.00
38	79.00	11.00	10.00
37	79.00	11.00	10.00
36	79.00	11.00	10.00
35	79.00	11.00	10.00
34	79.00	11.00	10.00
33	79.00	11.00	10.00
32	79.00	11.00	10.00
31	79.00	11.00	10.00
30	79.00	11.00	10.00
29	79.00	11.00	10.00
28	79.00	11.00	10.00
27	79.00	11.00	10.00
26	79.00	11.00	10.00
25	79.00	11.00	10.00
24	79.00	11.00	10.00
23	79.00	11.00	10.00
22	79.00	11.00	10.00
21	79.00	11.00	10.00
20	76.30	10.70	13.00
19	72.70	10.30	17.00
18	68.30	9.70	22.00
17	64.90	9.10	26.00
16	61.50	8.50	30.00
15	58.95	8.05	33.00
14	56.40	7.60	36.00
13	53.85	7.15	39.00
12	51.10	6.90	42.00
11	48.25	6.75	45.00
10	45.40	6.60	48.00
9	43.50	6.50	50.00
8	41.60	6.40	52.00
7	39.70	6.30	54.00
6	37.80	6.20	56.00
5	35.90	6.10	58.00
4	34.00	6.00	60.00
3	32.20	5.80	62.00
2	30.40	5.60	64.00
1	28.60	5.40	66.00
0	26.80	5.20	68.00
-1	26.80	5.20	68.00
-2	26.80	5.20	68.00
-3	26.80	5.20	68.00
-4	26.80	5.20	68.00
-5	26.80	5.20	68.00

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

A Fund whose stated target year is further away invests a greater portion of its assets in equity and real asset Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and real asset Underlying Funds.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds . The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities . Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds") . Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S Corporate Debt Securities Risk . Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities . Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities . Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities . Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness . Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements . Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk . A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  Real Estate Securities . Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) . ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk . Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations . The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

 An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies over a ten year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies over a ten year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class S returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 19.26% (2Q/09) Lowest Quarterly Return: (22.52)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results.More current performance information is available at www.russell.com.

2040 Strategy Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.50%
5 Years	rr_AverageAnnualReturnYear05	(0.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.95%

[1]	Class A Shares are not currently offered to new shareholders.
[2]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo"), has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

2045 Strategy Fund
2045 Strategy Fund
Investment Objective
The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - 2045 Strategy Fund (USD $)	Class R1 Shares	Class R2 Shares	Class R3 Shares
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - 2045 Strategy Fund		Class R1 Shares	Class R2 Shares	Class R3 Shares
Advisory Fee	[1]	none	none	none
Distribution (12b-1) Fees	[1]	none	none	0.25%
Other Expenses (Shareholder Services Fees)	[1]	none	0.25%	0.25%
Acquired (Underlying) Fund Fees and Expenses	[1]	0.84%	0.84%	0.84%
Total Annual Fund Operating Expenses	[1]	0.84%	1.09%	1.34%
[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo"), has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - 2045 Strategy Fund (USD $)	Class R1 Shares	Class R2 Shares	Class R3 Shares
1 Year	86	111	136
3 Years	268	347	425
5 Years	466	601	734
10 Years	1,037	1,329	1,613

Portfolio Turnover

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2045. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2045, at which time the allocation will remain fixed. The Fund's approximate target allocation as of February 29, 2012 is 79% to equity Underlying Funds, 10% to fixed income Underlying Funds and 11% to real asset Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. A real asset is a tangible or physical asset that typically has intrinsic value, including land, property, equipment, raw materials or infrastructure. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2045, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

Years until retirement	Equity	Real Assets	Fixed Income
45	79.00	11.00	10.00
44	79.00	11.00	10.00
43	79.00	11.00	10.00
42	79.00	11.00	10.00
41	79.00	11.00	10.00
40	79.00	11.00	10.00
39	79.00	11.00	10.00
38	79.00	11.00	10.00
37	79.00	11.00	10.00
36	79.00	11.00	10.00
35	79.00	11.00	10.00
34	79.00	11.00	10.00
33	79.00	11.00	10.00
32	79.00	11.00	10.00
31	79.00	11.00	10.00
30	79.00	11.00	10.00
29	79.00	11.00	10.00
28	79.00	11.00	10.00
27	79.00	11.00	10.00
26	79.00	11.00	10.00
25	79.00	11.00	10.00
24	79.00	11.00	10.00
23	79.00	11.00	10.00
22	79.00	11.00	10.00
21	79.00	11.00	10.00
20	76.30	10.70	13.00
19	72.70	10.30	17.00
18	68.30	9.70	22.00
17	64.90	9.10	26.00
16	61.50	8.50	30.00
15	58.95	8.05	33.00
14	56.40	7.60	36.00
13	53.85	7.15	39.00
12	51.10	6.90	42.00
11	48.25	6.75	45.00
10	45.40	6.60	48.00
9	43.50	6.50	50.00
8	41.60	6.40	52.00
7	39.70	6.30	54.00
6	37.80	6.20	56.00
5	35.90	6.10	58.00
4	34.00	6.00	60.00
3	32.20	5.80	62.00
2	30.40	5.60	64.00
1	28.60	5.40	66.00
0	26.80	5.20	68.00
-1	26.80	5.20	68.00
-2	26.80	5.20	68.00
-3	26.80	5.20	68.00
-4	26.80	5.20	68.00
-5	26.80	5.20	68.00

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

A Fund whose stated target year is further away invests a greater portion of its assets in equity and real asset Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and real asset Underlying Funds.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds . The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
  Long-Term Viability Risk . There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any fund.

 The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities . Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds") . Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S Corporate Debt Securities Risk . Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities . Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities . Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities . Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness . Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements . Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Real Estate Securities . Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  Short Sales Risk . A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) . ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk . Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations . The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class R1 Calendar Year Total Returns

Highest Quarterly Return: 18.93% (2Q/09) Lowest Quarterly Return: (16.15)%(3Q/11)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns - 2045 Strategy Fund	1 Year	Since Inception		Inception Date
Class R2 Shares	(5.24%)	(1.48%)	[1]	Mar 31, 2008
Class R3 Shares	(5.57%)	(1.76%)	[1]	Mar 31, 2008
Class R1 Shares	(5.20%)	(1.25%)	[1]	Mar 31, 2008
Class R1 Shares Return After Taxes on Distributions	(6.49%)	(2.01%)	[1]	Mar 31, 2008
Class R1 Shares Return After Taxes on Distributions and Sale of Fund Shares	(2.52%)	(1.35%)	[1]	Mar 31, 2008
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	1.50%	1.14%	[1]
[1]	The Fund first issued Class R1, R2 and R3 Shares on March 31, 2008.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
2045 Strategy Fund | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[1]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%	[1]
1 Year	rr_ExpenseExampleYear01	86
3 Years	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	1,037
Annual Return 2009	rr_AnnualReturn2009	31.04%
Annual Return 2010	rr_AnnualReturn2010	15.23%
Annual Return 2011	rr_AnnualReturn2011	(5.20%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.15%)
1 Year	rr_AverageAnnualReturnYear01	(5.20%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.25%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2045 Strategy Fund | Class R1 Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.49%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.01%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2045 Strategy Fund | Class R1 Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.35%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2045 Strategy Fund | Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[1]
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	601
10 Years	rr_ExpenseExampleYear10	1,329
1 Year	rr_AverageAnnualReturnYear01	(5.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.48%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2045 Strategy Fund | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[1]
1 Year	rr_ExpenseExampleYear01	136
3 Years	rr_ExpenseExampleYear03	425
5 Years	rr_ExpenseExampleYear05	734
10 Years	rr_ExpenseExampleYear10	1,613
1 Year	rr_AverageAnnualReturnYear01	(5.57%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.76%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2045 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	2045 Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2045. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2045, at which time the allocation will remain fixed. The Fund's approximate target allocation as of February 29, 2012 is 79% to equity Underlying Funds, 10% to fixed income Underlying Funds and 11% to real asset Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. A real asset is a tangible or physical asset that typically has intrinsic value, including land, property, equipment, raw materials or infrastructure. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2045, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

Years until retirement	Equity	Real Assets	Fixed Income
45	79.00	11.00	10.00
44	79.00	11.00	10.00
43	79.00	11.00	10.00
42	79.00	11.00	10.00
41	79.00	11.00	10.00
40	79.00	11.00	10.00
39	79.00	11.00	10.00
38	79.00	11.00	10.00
37	79.00	11.00	10.00
36	79.00	11.00	10.00
35	79.00	11.00	10.00
34	79.00	11.00	10.00
33	79.00	11.00	10.00
32	79.00	11.00	10.00
31	79.00	11.00	10.00
30	79.00	11.00	10.00
29	79.00	11.00	10.00
28	79.00	11.00	10.00
27	79.00	11.00	10.00
26	79.00	11.00	10.00
25	79.00	11.00	10.00
24	79.00	11.00	10.00
23	79.00	11.00	10.00
22	79.00	11.00	10.00
21	79.00	11.00	10.00
20	76.30	10.70	13.00
19	72.70	10.30	17.00
18	68.30	9.70	22.00
17	64.90	9.10	26.00
16	61.50	8.50	30.00
15	58.95	8.05	33.00
14	56.40	7.60	36.00
13	53.85	7.15	39.00
12	51.10	6.90	42.00
11	48.25	6.75	45.00
10	45.40	6.60	48.00
9	43.50	6.50	50.00
8	41.60	6.40	52.00
7	39.70	6.30	54.00
6	37.80	6.20	56.00
5	35.90	6.10	58.00
4	34.00	6.00	60.00
3	32.20	5.80	62.00
2	30.40	5.60	64.00
1	28.60	5.40	66.00
0	26.80	5.20	68.00
-1	26.80	5.20	68.00
-2	26.80	5.20	68.00
-3	26.80	5.20	68.00
-4	26.80	5.20	68.00
-5	26.80	5.20	68.00

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

A Fund whose stated target year is further away invests a greater portion of its assets in equity and real asset Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and real asset Underlying Funds.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds . The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
  Long-Term Viability Risk . There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any fund.

 The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities . Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds") . Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S Corporate Debt Securities Risk . Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities . Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities . Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities . Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness . Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements . Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Real Estate Securities . Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  Short Sales Risk . A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) . ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk . Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations . The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class R1 Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 18.93% (2Q/09) Lowest Quarterly Return: (16.15)%(3Q/11)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

2045 Strategy Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.50%
Since Inception	rr_AverageAnnualReturnSinceInception	1.14%	[2]

[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo"), has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
[2]	The Fund first issued Class R1, R2 and R3 Shares on March 31, 2008.

2050 Strategy Fund
2050 Strategy Fund
Investment Objective
The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - 2050 Strategy Fund (USD $)	Class R1 Shares	Class R2 Shares	Class R3 Shares
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - 2050 Strategy Fund		Class R1 Shares	Class R2 Shares	Class R3 Shares
Advisory Fee	[1]	none	none	none
Distribution (12b-1) Fees	[1]	none	none	0.25%
Other Expenses (Shareholder Services Fees)	[1]	none	0.25%	0.25%
Acquired (Underlying) Fund Fees and Expenses	[1]	0.84%	0.84%	0.84%
Total Annual Fund Operating Expenses	[1]	0.84%	1.09%	1.34%
[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo"), has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - 2050 Strategy Fund (USD $)	Class R1 Shares	Class R2 Shares	Class R3 Shares
1 Year	86	111	136
3 Years	268	347	425
5 Years	466	601	734
10 Years	1,037	1,329	1,613

Portfolio Turnover

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2050. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2050, at which time the allocation will remain fixed. The Fund's approximate target allocation as of February 29, 2012 is 79% to equity Underlying Funds, 10% to fixed income Underlying Funds and 11% to real asset Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. A real asset is a tangible or physical asset that typically has intrinsic value, including land, property, equipment, raw materials or infrastructure. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2050, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

Years until retirement	Equity	Real Assets	Fixed Income
45	79.00	11.00	10.00
44	79.00	11.00	10.00
43	79.00	11.00	10.00
42	79.00	11.00	10.00
41	79.00	11.00	10.00
40	79.00	11.00	10.00
39	79.00	11.00	10.00
38	79.00	11.00	10.00
37	79.00	11.00	10.00
36	79.00	11.00	10.00
35	79.00	11.00	10.00
34	79.00	11.00	10.00
33	79.00	11.00	10.00
32	79.00	11.00	10.00
31	79.00	11.00	10.00
30	79.00	11.00	10.00
29	79.00	11.00	10.00
28	79.00	11.00	10.00
27	79.00	11.00	10.00
26	79.00	11.00	10.00
25	79.00	11.00	10.00
24	79.00	11.00	10.00
23	79.00	11.00	10.00
22	79.00	11.00	10.00
21	79.00	11.00	10.00
20	76.30	10.70	13.00
19	72.70	10.30	17.00
18	68.30	9.70	22.00
17	64.90	9.10	26.00
16	61.50	8.50	30.00
15	58.95	8.05	33.00
14	56.40	7.60	36.00
13	53.85	7.15	39.00
12	51.10	6.90	42.00
11	48.25	6.75	45.00
10	45.40	6.60	48.00
9	43.50	6.50	50.00
8	41.60	6.40	52.00
7	39.70	6.30	54.00
6	37.80	6.20	56.00
5	35.90	6.10	58.00
4	34.00	6.00	60.00
3	32.20	5.80	62.00
2	30.40	5.60	64.00
1	28.60	5.40	66.00
0	26.80	5.20	68.00
-1	26.80	5.20	68.00
-2	26.80	5.20	68.00
-3	26.80	5.20	68.00
-4	26.80	5.20	68.00
-5	26.80	5.20	68.00

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

A Fund whose stated target year is further away invests a greater portion of its assets in equity and real asset Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and real asset Underlying Funds.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds . The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
  Long-Term Viability Risk . There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any fund.

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities . Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds") . Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S Corporate Debt Securities Risk . Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities . Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities . Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities . Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness . Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements . Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk . A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  Real Estate Securities . Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) . ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk . Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations . The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class R1 Calendar Year Total Returns

Highest Quarterly Return: 19.23% (2Q/09) Lowest Quarterly Return: (16.12)% (3Q/11)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns - 2050 Strategy Fund	1 Year	Since Inception		Inception Date
Class R2 Shares	(5.40%)	(1.05%)	[1]	Mar 31, 2008
Class R3 Shares	(5.46%)	(1.27%)	[1]	Mar 31, 2008
Class R1 Shares	(5.07%)	(0.76%)	[1]	Mar 31, 2008
Class R1 Shares Return After Taxes on Distributions	(8.74%)	(2.25%)	[1]	Mar 31, 2008
Class R1 Shares Return After Taxes on Distributions and Sale of Fund Shares	0.24%	(1.02%)	[1]	Mar 31, 2008
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	1.50%	1.14%	[1]
[1]	The Fund first issued Class R1, R2 and R3 Shares on March 31, 2008.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
2050 Strategy Fund | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[1]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%	[1]
1 Year	rr_ExpenseExampleYear01	86
3 Years	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	1,037
Annual Return 2009	rr_AnnualReturn2009	30.67%
Annual Return 2010	rr_AnnualReturn2010	15.30%
Annual Return 2011	rr_AnnualReturn2011	(5.07%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.12%)
1 Year	rr_AverageAnnualReturnYear01	(5.07%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.76%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2050 Strategy Fund | Class R1 Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.74%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.25%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2050 Strategy Fund | Class R1 Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.24%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.02%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2050 Strategy Fund | Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[1]
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	601
10 Years	rr_ExpenseExampleYear10	1,329
1 Year	rr_AverageAnnualReturnYear01	(5.40%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.05%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2050 Strategy Fund | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[1]
1 Year	rr_ExpenseExampleYear01	136
3 Years	rr_ExpenseExampleYear03	425
5 Years	rr_ExpenseExampleYear05	734
10 Years	rr_ExpenseExampleYear10	1,613
1 Year	rr_AverageAnnualReturnYear01	(5.46%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.27%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2050 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	2050 Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2050. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2050, at which time the allocation will remain fixed. The Fund's approximate target allocation as of February 29, 2012 is 79% to equity Underlying Funds, 10% to fixed income Underlying Funds and 11% to real asset Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. A real asset is a tangible or physical asset that typically has intrinsic value, including land, property, equipment, raw materials or infrastructure. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2050, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

Years until retirement	Equity	Real Assets	Fixed Income
45	79.00	11.00	10.00
44	79.00	11.00	10.00
43	79.00	11.00	10.00
42	79.00	11.00	10.00
41	79.00	11.00	10.00
40	79.00	11.00	10.00
39	79.00	11.00	10.00
38	79.00	11.00	10.00
37	79.00	11.00	10.00
36	79.00	11.00	10.00
35	79.00	11.00	10.00
34	79.00	11.00	10.00
33	79.00	11.00	10.00
32	79.00	11.00	10.00
31	79.00	11.00	10.00
30	79.00	11.00	10.00
29	79.00	11.00	10.00
28	79.00	11.00	10.00
27	79.00	11.00	10.00
26	79.00	11.00	10.00
25	79.00	11.00	10.00
24	79.00	11.00	10.00
23	79.00	11.00	10.00
22	79.00	11.00	10.00
21	79.00	11.00	10.00
20	76.30	10.70	13.00
19	72.70	10.30	17.00
18	68.30	9.70	22.00
17	64.90	9.10	26.00
16	61.50	8.50	30.00
15	58.95	8.05	33.00
14	56.40	7.60	36.00
13	53.85	7.15	39.00
12	51.10	6.90	42.00
11	48.25	6.75	45.00
10	45.40	6.60	48.00
9	43.50	6.50	50.00
8	41.60	6.40	52.00
7	39.70	6.30	54.00
6	37.80	6.20	56.00
5	35.90	6.10	58.00
4	34.00	6.00	60.00
3	32.20	5.80	62.00
2	30.40	5.60	64.00
1	28.60	5.40	66.00
0	26.80	5.20	68.00
-1	26.80	5.20	68.00
-2	26.80	5.20	68.00
-3	26.80	5.20	68.00
-4	26.80	5.20	68.00
-5	26.80	5.20	68.00

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

A Fund whose stated target year is further away invests a greater portion of its assets in equity and real asset Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and real asset Underlying Funds.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds . The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
  Long-Term Viability Risk . There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any fund.

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities . Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds") . Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S Corporate Debt Securities Risk . Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities . Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities . Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities . Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness . Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements . Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk . A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  Real Estate Securities . Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) . ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk . Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations . The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class R1 Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 19.23% (2Q/09) Lowest Quarterly Return: (16.12)% (3Q/11)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

2050 Strategy Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.50%
Since Inception	rr_AverageAnnualReturnSinceInception	1.14%	[2]

[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo"), has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
[2]	The Fund first issued Class R1, R2 and R3 Shares on March 31, 2008.

2055 Strategy Fund
2055 Strategy Fund
Investment Objective
The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - 2055 Strategy Fund (USD $)	Class R1 Shares	Class R2 Shares	Class R3 Shares
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - 2055 Strategy Fund		Class R1 Shares	Class R2 Shares	Class R3 Shares
Advisory Fee	[1]	none	none	none
Distribution (12b-1) Fees	[1]	none	none	0.25%
Other Expenses (Shareholder Services Fees)	[1]	none	0.25%	0.25%
Acquired (Underlying) Fund Fees and Expenses	[1]	0.84%	0.84%	0.84%
Total Annual Fund Operating Expenses	[1]	0.84%	1.09%	1.34%
[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo"), has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - 2055 Strategy Fund (USD $)	Class R1 Shares	Class R2 Shares	Class R3 Shares
1 Year	86	111	136
3 Years	268	347	425
5 Years	466	601	734
10 Years	1,037	1,329	1,613

Portfolio Turnover

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2055. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2055, at which time the allocation will remain fixed. The Fund's approximate target allocation as of February 29, 2012 is 79% to equity Underlying Funds, 10% to fixed income Underlying Funds and 11% to real asset Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. A real asset is a tangible or physical asset that typically has intrinsic value, including land, property, equipment, raw materials or infrastructure. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2055, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

Years until retirement	Equity	Real Assets	Fixed Income
45	79.00	11.00	10.00
44	79.00	11.00	10.00
43	79.00	11.00	10.00
42	79.00	11.00	10.00
41	79.00	11.00	10.00
40	79.00	11.00	10.00
39	79.00	11.00	10.00
38	79.00	11.00	10.00
37	79.00	11.00	10.00
36	79.00	11.00	10.00
35	79.00	11.00	10.00
34	79.00	11.00	10.00
33	79.00	11.00	10.00
32	79.00	11.00	10.00
31	79.00	11.00	10.00
30	79.00	11.00	10.00
29	79.00	11.00	10.00
28	79.00	11.00	10.00
27	79.00	11.00	10.00
26	79.00	11.00	10.00
25	79.00	11.00	10.00
24	79.00	11.00	10.00
23	79.00	11.00	10.00
22	79.00	11.00	10.00
21	79.00	11.00	10.00
20	76.30	10.70	13.00
19	72.70	10.30	17.00
18	68.30	9.70	22.00
17	64.90	9.10	26.00
16	61.50	8.50	30.00
15	58.95	8.05	33.00
14	56.40	7.60	36.00
13	53.85	7.15	39.00
12	51.10	6.90	42.00
11	48.25	6.75	45.00
10	45.40	6.60	48.00
9	43.50	6.50	50.00
8	41.60	6.40	52.00
7	39.70	6.30	54.00
6	37.80	6.20	56.00
5	35.90	6.10	58.00
4	34.00	6.00	60.00
3	32.20	5.80	62.00
2	30.40	5.60	64.00
1	28.60	5.40	66.00
0	26.80	5.20	68.00
-1	26.80	5.20	68.00
-2	26.80	5.20	68.00
-3	26.80	5.20	68.00
-4	26.80	5.20	68.00
-5	26.80	5.20	68.00

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

A Fund whose stated target year is further away invests a greater portion of its assets in equity and real asset Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and real asset Underlying Funds.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds . The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
  Long-Term Viability Risk . There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any fund.

 The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities . Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds") . Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S Corporate Debt Securities Risk . Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities . Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities . Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities . Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness . Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements . Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk . A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  Real Estate Securities . Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) . ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk . Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations . The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund.The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results.More current performance information is available at www.russell.com.

Class R1 Calendar Year Total Returns

Highest Quarter 7.68% (4Q/11) Lowest Quarter (16.12)% (3Q/11)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns - 2055 Strategy Fund		1 Year		Inception Date
Class R2 Shares		(5.45%)	[1]	Dec 31, 2010
Class R3 Shares		(5.66%)	[1]	Dec 31, 2010
Class R1 Shares		(5.19%)	[1]	Dec 31, 2010
Class R1 Shares Return After Taxes on Distributions		(5.64%)	[1]	Dec 31, 2010
Class R1 Shares Return After Taxes on Distributions and Sale of Fund Shares		(3.12%)	[1]	Dec 31, 2010
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	[1]	1.50%
[1]	The Fund first issued Class R1, R2 and R3 Shares on December 31, 2010.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
2055 Strategy Fund | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[1]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%	[1]
1 Year	rr_ExpenseExampleYear01	86
3 Years	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	1,037
Annual Return 2011	rr_AnnualReturn2011	(5.19%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.12%)
1 Year	rr_AverageAnnualReturnYear01	(5.19%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010
2055 Strategy Fund | Class R1 Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.64%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010
2055 Strategy Fund | Class R1 Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.12%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010
2055 Strategy Fund | Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[1]
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	601
10 Years	rr_ExpenseExampleYear10	1,329
1 Year	rr_AverageAnnualReturnYear01	(5.45%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010
2055 Strategy Fund | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[1]
1 Year	rr_ExpenseExampleYear01	136
3 Years	rr_ExpenseExampleYear03	425
5 Years	rr_ExpenseExampleYear05	734
10 Years	rr_ExpenseExampleYear10	1,613
1 Year	rr_AverageAnnualReturnYear01	(5.66%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010
2055 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	2055 Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2055. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2055, at which time the allocation will remain fixed. The Fund's approximate target allocation as of February 29, 2012 is 79% to equity Underlying Funds, 10% to fixed income Underlying Funds and 11% to real asset Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. A real asset is a tangible or physical asset that typically has intrinsic value, including land, property, equipment, raw materials or infrastructure. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2055, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

Years until retirement	Equity	Real Assets	Fixed Income
45	79.00	11.00	10.00
44	79.00	11.00	10.00
43	79.00	11.00	10.00
42	79.00	11.00	10.00
41	79.00	11.00	10.00
40	79.00	11.00	10.00
39	79.00	11.00	10.00
38	79.00	11.00	10.00
37	79.00	11.00	10.00
36	79.00	11.00	10.00
35	79.00	11.00	10.00
34	79.00	11.00	10.00
33	79.00	11.00	10.00
32	79.00	11.00	10.00
31	79.00	11.00	10.00
30	79.00	11.00	10.00
29	79.00	11.00	10.00
28	79.00	11.00	10.00
27	79.00	11.00	10.00
26	79.00	11.00	10.00
25	79.00	11.00	10.00
24	79.00	11.00	10.00
23	79.00	11.00	10.00
22	79.00	11.00	10.00
21	79.00	11.00	10.00
20	76.30	10.70	13.00
19	72.70	10.30	17.00
18	68.30	9.70	22.00
17	64.90	9.10	26.00
16	61.50	8.50	30.00
15	58.95	8.05	33.00
14	56.40	7.60	36.00
13	53.85	7.15	39.00
12	51.10	6.90	42.00
11	48.25	6.75	45.00
10	45.40	6.60	48.00
9	43.50	6.50	50.00
8	41.60	6.40	52.00
7	39.70	6.30	54.00
6	37.80	6.20	56.00
5	35.90	6.10	58.00
4	34.00	6.00	60.00
3	32.20	5.80	62.00
2	30.40	5.60	64.00
1	28.60	5.40	66.00
0	26.80	5.20	68.00
-1	26.80	5.20	68.00
-2	26.80	5.20	68.00
-3	26.80	5.20	68.00
-4	26.80	5.20	68.00
-5	26.80	5.20	68.00

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

A Fund whose stated target year is further away invests a greater portion of its assets in equity and real asset Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and real asset Underlying Funds.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds . The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
  Long-Term Viability Risk . There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any fund.

 The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities . Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds") . Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S Corporate Debt Securities Risk . Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities . Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities . Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities . Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness . Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements . Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk . A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  Real Estate Securities . Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) . ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk . Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations . The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class R1 Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund.The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter 7.68% (4Q/11) Lowest Quarter (16.12)% (3Q/11)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results.More current performance information is available at www.russell.com.

2055 Strategy Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.50%	[2]

[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo"), has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
[2]	The Fund first issued Class R1, R2 and R3 Shares on December 31, 2010.

In Retirement Fund
In Retirement Fund
Investment Objective
The Fund seeks to provide income and capital growth.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 138 and 141, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 21 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - In Retirement Fund		Class A Shares		Class R1 Shares	Class R2 Shares	Class R3 Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	[1]	none	none	none
Maximum Deferred Sales Charge (Load)	[2]	1.00%	[1]	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	[1]	none	none	none
[1]	Class A Shares are not currently offered to new shareholders.
[2]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - In Retirement Fund		Class A Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares
Advisory Fee	[1]	none	none	none	none
Distribution (12b-1) Fees	[1]	0.25%	none	none	0.25%
Other Expenses (Shareholder Services Fees)	[1]	none	none	0.25%	0.25%
Acquired (Underlying) Fund Fees and Expenses	[1]	0.63%	0.63%	0.63%	0.63%
Total Annual Fund Operating Expenses	[1]	0.88%	0.63%	0.88%	1.13%
[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo"), has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - In Retirement Fund (USD $)	Class A Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares
1 Year	660	64	90	115
3 Years	840	202	281	359
5 Years	1,035	351	488	622
10 Years	1,597	786	1,084	1,375

Portfolio Turnover

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The In Retirement Fund is intended for investors who have reached retirement age and are no longer contributing to their retirement savings. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests is approximately 26% to equity Underlying Funds, 68% to fixed income Underlying Funds and 6% to real asset Underlying Funds. The Fund's allocation does not shift over time. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. A real asset is a tangible or physical asset that typically has intrinsic value, including land, property, equipment, raw materials or infrastructure.

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

The fixed asset allocation of the Fund to the Underlying Funds in which it invests is intended to support an inflation-adjusted average annual withdrawal rate of 4% of initial investment over a long-term time horizon (approximately 20 years) with a portion of the initial investment remaining at the end of that time horizon. However, neither the Fund nor RIMCo represent or guarantee that the Fund will be able to meet this goal.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds . The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
  Long-Term Viability Risk . There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any fund.

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities . Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds") . Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S Corporate Debt Securities Risk . Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities . Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities . Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities . Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness . Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements . Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk . A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  Real Estate Securities . Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) . ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk . Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations . The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class R1 Calendar Year Total Returns

Highest Quarterly Return: 11.39% (2Q/09) Lowest Quarterly Return: (5.10)% (3Q/11)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns - In Retirement Fund	1 Year	Since Inception		Inception Date
Class A Shares	(4.38%)	2.18%	[1]
Class R2 Shares	1.44%	3.81%	[1]	Mar 31, 2008
Class R3 Shares	1.18%	3.51%	[1]	Mar 31, 2008
Class R1 Shares	1.75%	4.08%	[1]	Mar 31, 2008
Class R1 Shares Return After Taxes on Distributions	0.69%	2.66%	[1]	Mar 31, 2008
Class R1 Shares Return After Taxes on Distributions and Sale of Fund Shares	1.25%	2.67%	[1]	Mar 31, 2008
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.21%	[1]
[1]	The Fund first issued Class R1, R2 and R3 Shares on March 31, 2008.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
In Retirement Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1]
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1],[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none	[1]
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%	[3]
1 Year	rr_ExpenseExampleYear01	660
3 Years	rr_ExpenseExampleYear03	840
5 Years	rr_ExpenseExampleYear05	1,035
10 Years	rr_ExpenseExampleYear10	1,597
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.18%	[4]
In Retirement Fund | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%	[3]
1 Year	rr_ExpenseExampleYear01	64
3 Years	rr_ExpenseExampleYear03	202
5 Years	rr_ExpenseExampleYear05	351
10 Years	rr_ExpenseExampleYear10	786
Annual Return 2009	rr_AnnualReturn2009	22.86%
Annual Return 2010	rr_AnnualReturn2010	12.04%
Annual Return 2011	rr_AnnualReturn2011	1.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.10%)
1 Year	rr_AverageAnnualReturnYear01	1.75%
Since Inception	rr_AverageAnnualReturnSinceInception	4.08%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
In Retirement Fund | Class R1 Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.69%
Since Inception	rr_AverageAnnualReturnSinceInception	2.66%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
In Retirement Fund | Class R1 Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.25%
Since Inception	rr_AverageAnnualReturnSinceInception	2.67%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
In Retirement Fund | Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%	[3]
1 Year	rr_ExpenseExampleYear01	90
3 Years	rr_ExpenseExampleYear03	281
5 Years	rr_ExpenseExampleYear05	488
10 Years	rr_ExpenseExampleYear10	1,084
1 Year	rr_AverageAnnualReturnYear01	1.44%
Since Inception	rr_AverageAnnualReturnSinceInception	3.81%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
In Retirement Fund | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%	[3]
1 Year	rr_ExpenseExampleYear01	115
3 Years	rr_ExpenseExampleYear03	359
5 Years	rr_ExpenseExampleYear05	622
10 Years	rr_ExpenseExampleYear10	1,375
1 Year	rr_AverageAnnualReturnYear01	1.18%
Since Inception	rr_AverageAnnualReturnSinceInception	3.51%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
In Retirement Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	In Retirement Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide income and capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 138 and 141, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 21 of the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The In Retirement Fund is intended for investors who have reached retirement age and are no longer contributing to their retirement savings. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests is approximately 26% to equity Underlying Funds, 68% to fixed income Underlying Funds and 6% to real asset Underlying Funds. The Fund's allocation does not shift over time. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. A real asset is a tangible or physical asset that typically has intrinsic value, including land, property, equipment, raw materials or infrastructure.

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

The fixed asset allocation of the Fund to the Underlying Funds in which it invests is intended to support an inflation-adjusted average annual withdrawal rate of 4% of initial investment over a long-term time horizon (approximately 20 years) with a portion of the initial investment remaining at the end of that time horizon. However, neither the Fund nor RIMCo represent or guarantee that the Fund will be able to meet this goal.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds . The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
  Long-Term Viability Risk . There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any fund.

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities . Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds") . Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S Corporate Debt Securities Risk . Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities . Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities . Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities . Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness . Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements . Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk . A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  Real Estate Securities . Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) . ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk . Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations . The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class R1 Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 11.39% (2Q/09) Lowest Quarterly Return: (5.10)% (3Q/11)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

In Retirement Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.21%	[4]

[1]	Class A Shares are not currently offered to new shareholders.
[2]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo"), has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
[4]	The Fund first issued Class R1, R2 and R3 Shares on March 31, 2008.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 29, 2012